Registration No. 333-33232

Registration No. 811-1668

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933	/ /

Pre-Effective Amendment No.	/ /

Post-Effective Amendment No. 26	/ X /
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940	/ /

Amendment No. 78	/ X /

(Check appropriate box or boxes.)

NML VARIABLE ANNUITY ACCOUNT B
(Exact Name of Registrant)
THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
(Name of Depositor)
720 East Wisconsin Avenue, Milwaukee, Wisconsin	53202
(Address of Depositor’s Principal Executive Offices)	(Zip Code	)

Depositor’s Telephone Number, including Area Code 414-271-1444

Raymond J. Manista, Executive Vice President, Chief Legal Officer and Secretary
The Northwestern Mutual Life Insurance Company
720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copy to:
Gabriella R. Saenz, Counsel
The Northwestern Mutual Life Insurance Company
720 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
414-665-8704

Approximate Date of Proposed Public Offering Continuous

It is proposed that this filing will become effective (check appropriate space)

immediately upon filing pursuant to paragraph (b) of Rule 485
X	on May 1, 2019 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on pursuant to paragraph (a)(1) of Rule 485
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in Individual Flexible Payment Variable Annuity Contracts

Prospectus

May 1, 2019

Flexible Payment Variable Annuity (Fee Based)

Issued by The Northwestern Mutual Life Insurance Company

and NML Variable Annuity Account B

This prospectus describes an individual flexible payment variable annuity contract (the “Contract”) for Individual Retirement Annuities (“IRAs”), Roth IRAs, and Non-Tax Qualified Annuities and Non-Qualified Plans offered to purchasers who pay periodic fees based on assets in lieu of brokerage commissions or as compensation for advisory services (Fee-Based Programs). The Contract provides for accumulation of Contract Value on a variable and/or a fixed basis and a payment of annuity benefits on a fixed or variable basis. Net Purchase Payments may be invested, pursuant to the Contract, in the following variable and fixed options:

Variable Options

Northwestern Mutual Series Fund, Inc.

Growth Stock Portfolio

Focused Appreciation Portfolio

Large Cap Core Stock Portfolio

Large Cap Blend Portfolio

Index 500 Stock Portfolio

Large Company Value Portfolio

Domestic Equity Portfolio

Equity Income Portfolio

Mid Cap Growth Stock Portfolio

Index 400 Stock Portfolio

Mid Cap Value Portfolio

Small Cap Growth Stock Portfolio

Index 600 Stock Portfolio

Small Cap Value Portfolio

International Growth Portfolio

Research International Core Portfolio

International Equity Portfolio

Emerging Markets Equity Portfolio

Government Money Market Portfolio

Short-Term Bond Portfolio

Select Bond Portfolio

Long-Term U.S. Government Bond Portfolio

Inflation Protection Portfolio

High Yield Bond Portfolio

Multi-Sector Bond Portfolio

Balanced Portfolio

Asset Allocation Portfolio

Fidelity® Variable Insurance Products

VIP Mid Cap Portfolio

VIP Contrafund® Portfolio

Neuberger Berman Advisers Management Trust

Sustainable Equity Portfolio

Russell Investment Funds

U.S. Strategic Equity Fund

U.S. Small Cap Equity Fund

Global Real Estate Securities Fund

International Developed Markets Fund

Strategic Bond Fund

Russell Investment Funds LifePoints® Variable Target Portfolio Series

Moderate Strategy Fund

Balanced Strategy Fund

Growth Strategy Fund

Equity Growth Strategy Fund

Credit Suisse Trust

Commodity Return Strategy Portfolio

Fixed Option

Guaranteed Interest Fund

The Contract (including the fixed option) and the variable options are not guaranteed to achieve their goals, are not bank deposits, are not federally insured, and are not endorsed by any bank or government agency. You could lose the money you invest in the Contract. All contractual guarantees (including the fixed option) are contingent upon the claims-paying ability of the Company.

Please read carefully this prospectus and the accompanying prospectuses for the variable options and keep them for future reference. These prospectuses provide information that you should know before investing in the Contract. No person is authorized to make any representation in connection with the offering of the Contract other than those contained in these prospectuses.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense. The Contract may not be available in all states and is only offered where it can be lawfully sold. Our Distributor may limit sales of the Contract to certain government entities and government entity plans.

More information about the Contract and NML Variable Annuity Account B (the “Separate Account”) is included in a Statement of Additional Information (“SAI”), dated May 1, 2019, which is incorporated by reference in this prospectus and available free of charge from The Northwestern Mutual Life Insurance Company. The table of contents for the SAI is at the end of this prospectus. The SAI is available free of charge at www.northwesternmutual.com. To receive a copy of the SAI, send a written request to Northwestern Mutual, Risk Products Department, Room T22, 720 East Wisconsin Avenue, Milwaukee, WI 53202. Information about the Separate Account (including the SAI) is available on the SEC’s internet site at http://www.sec.gov, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549-0102. This information can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room’s operation, call the SEC at 1-202-551-8090.

Beginning on or after January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Portfolios’ shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from us at (888) 455-2232 option 4, free of charge. Instead, your Portfolio annual and semi-annual reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report for each Portfolio. Your election to receive shareholder reports in paper will apply to all future reports for all Portfolios available under your policy or contract.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, will continue to receive reports electronically and you need not take any action. You may elect to receive shareholder reports (and other communications) electronically by following the instructions on the back cover of this prospectus.

Contents of this Prospectus

This prospectus describes only the Separate Account and the variable provisions of the Contract, except where there are specific references to the fixed provisions.

Glossary of Special Terms

Unless otherwise specified in this prospectus, the words “Northwestern Mutual,” “we,” “us,” “our,” and “Company” mean The Northwestern Mutual Life Insurance Company. The words “you” and “your,” unless otherwise specified, mean the Contract Owner. We use a number of special terms in this prospectus, including the following:

Accumulation Unit—An accounting unit of measure representing the Contract Value, before the date on which Annuity Payments begin, in one or more Divisions of the Separate Account. The related term “Accumulation Unit Value” means the value of a particular Accumulation Unit at a particular time and is analogous to, but not the same as, the share price of a mutual fund.

Annuitant—The person upon whose life the Contract is issued and Contract benefits depend. The Primary Annuitant is the person upon whose life the Contract is initially issued. The Contingent Annuitant is the person who becomes the Annuitant upon the death of the Primary Annuitant. If the Contract is annuitized under a single life income plan, there will be one Annuitant. If the Contract is annuitized under a joint life income plan, there will be two Joint Annuitants.

Annuity Payments—Money we pay pursuant to the terms of the Contract. Payments may be paid under one or more of the following three methods: (1) a variable income plan; (2) a fixed income plan; or (3) in cash.

Annuity Unit—An accounting unit of measure representing the actuarial value of a variable income plan’s interest in a Division of the Separate Account after Annuity Payments begin.

Beneficiary—A person who receives payments under the Contract upon the death of the Annuitant before the Maturity Date provided that the Annuitant was an Owner of the Contract at the time of death.

Contract—The agreement between you and us described in this variable annuity prospectus. During the Accumulation Period of the Contract, you may invest money under your contract and any earnings on your investment will accumulate on a tax-deferred basis. During the Annuitization Period, you receive periodic payments based largely on the amounts you accumulate, all or a portion of which will be taxable as ordinary income.

Contract Value—The value of your Contract on any Valuation Date is the sum of: (1) the value of your amounts held in the Divisions of the Separate Account on that Valuation Date; and (2) the sum of your amounts allocated to any Guaranteed Account, plus credited interest; less (3) any withdrawals from any Guaranteed Account and any applicable charges under the Contract deducted from any Guaranteed Account.

Division—A sub-account of the Separate Account, the assets of which are invested exclusively in the shares of one of the Portfolios of the underlying Funds.

Fund—A Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company or as a unit investment trust, or is not required to be registered under the Act. A Fund is available as an investment option under the Contract. The assets of each of the Divisions of the Separate Account are used to purchase shares of the corresponding Portfolio of a Fund.

General Account—All assets of the Company, other than those held in the Separate Account or in other separate accounts that have been or may be established by the Company.

Guaranteed Interest Fund—A fixed investment option under the Contract, supported by the assets held in the Company’s General Account, that has a one-year term.

Income Plan—An optional method of receiving the death benefit, maturity benefit, surrender proceeds or withdrawal proceeds of an insurance policy or annuity contract through a series of periodic payments. An Income Plan may also be known as a “payment plan”.

Investment Professional—Someone you select to provide you with brokerage service or investment advice with respect to amounts you invest under your Contract who either is registered as a broker-dealer under the Securities Exchange Act of 1934 or as an investment adviser under the Investment Advisers Act of 1940 directly (or by association with another person), or who provides such service or advice under an exemption from the Investment Advisers Act of 1940.

Maturity Date—The date, stated on the specifications page of the Contract, on which Purchase Payments cease and Annuity Payments become payable.

Owner—The person with the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides.

Portfolio—A series of a Fund available for investment under the Contract which corresponds to a particular Division of the Separate Account.

Purchase Payments—Money you give us to apply to your Contract. The related term “Net Purchase Payment” refers to Purchase Payments after all applicable deductions.

Required Minimum Distribution (“RMD”)—A minimum amount that federal tax law generally requires be withdrawn from certain tax-qualified annuities each year.

Separate Account—The account the Company has established pursuant to Wisconsin law for those assets, although belonging to the Company, that are reserved for you and other owners of variable annuity contracts supported by the Separate Account.

Valuation Date—Any day on which the New York Stock Exchange (“NYSE”) is open for trading and any other day we are required under the 1940 Act to value assets of a Division of the Separate Account.

Account B (Fee Based) Prospectus	1

Fee and Expense Tables

Contract Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. They do not include any fee your Investment Professional may charge you for his or her services. They also do not include any charge for state premium tax deductions, which we do not charge for at present, but we reserve the right to do so. In the first table, transaction charges are shown on the left and annual charges are shown on the right.

Transaction Expenses for Contract Owners (as a percentage of Purchase Payments, unless noted)
Maximum Sales Load	None
Withdrawal Charge	None
Transfer Fee	None
Expedited Delivery Charge[1]	$17

Annual Expenses of the Separate Account (as a percentage of average daily Contract value)
Maximum Mortality and Expense Risk Fees	0.75%
Other Expenses	None

Total Maximum Separate Account Annual Expenses	0.75%

Current Mortality and Expense Risk Fees	0.35%
Other Expenses	None

Total Current Separate Account Annual Expenses	0.35%

Annual Contract Fee[2]
$30; waived if the Contract Value equals or exceeds $25,000

Annual Charge for Optional Enhanced Death Benefit (EDB)
Maximum Charge (as a percent of the entire benefit)[3]	0.40%

[1]	For express mail delivery with signature required; the express mail delivery charge without signature is $15. We also charge $15 for wire transfers in connection with withdrawals.
[2]	We are currently waiving the Annual Contract Fee if Purchase Payments less withdrawals equal or exceed $25,000. We reserve the right to change this practice in the future.
[3]

The maximum charge is for issue age (i.e., the age nearest the Primary Annuitant’s birthday at the time the application is approved) 56-65. The charge is 0.10% for issue age 45 or less and 0.20% for issue age 46-55. The “entire” enhanced death benefit on any Valuation Date equals the greatest of (i) the Contract Value on that Valuation Date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the EDB on the most recent Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract Value withdrawn since that Contract anniversary. The EDB is available only at the time the Contract is issued. At the time of issue, the value of the EDB would be equal to the greater of the Initial Purchase Payment or the Contract Value.

2	Account B (Fee Based) Prospectus

Range of Total Annual Portfolio Operating Expenses

The table below shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. The first line of this table lists expenses that do not reflect fee waivers or expense limits and reimbursements, nor do they reflect short-term trading redemption fees, if any, charged by the Portfolios. The information is based on operations for the year ended December 31, 2018. More details concerning these fees and expenses are contained in the attached prospectuses for the Funds.

	Minimum	Maximum
Range of Total Annual Portfolio Operating Expenses (expenses include investment advisory fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)	0.21%	1.42%
Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement*	0.20%	1.21%

*

The “Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Owners and will continue for at least one year from the date of this prospectus. For more information about which Portfolios currently have such contractual reimbursement or fee waiver arrangements in place, see the prospectuses of the underlying Funds.

For more information about voluntary fee waivers that may be in place, see the “Deductions” section.

The following Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and the fees and expenses of the underlying Portfolios. Because we impose no charges upon surrender or annuitization, your costs will be the same whether you continue to own, surrender, or annuitize the Contract at the end of the period shown. Although you are required to invest a minimum of $50,000 in the Contract, the Examples assume that you invest $10,000 for the time periods indicated and that your investment has a 5% return each year. The Examples reflect the maximum as well as the minimum fees and expenses of the underlying Portfolios as set forth in the Range of Total Annual Portfolio Operating Expenses table. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:

Examples

Contract With the Enhanced Death Benefit—(assuming the maximum EDB charge; i.e., at issue age 56-65)

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$233	$776	$1,346	$2,895
Minimum Total Annual Portfolio Operating Expenses	$139	$433	$749	$1,646

Contract Without the Enhanced Death Benefit

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$192	$652	$1,139	$2,481
Minimum Total Annual Portfolio Operating Expenses	$97	$305	$530	$1,177

We reserve the right to increase the current mortality and expense risk charges to a maximum annual rate of 0.75%. The expense numbers shown in the tables reflect the maximum mortality and expense risk charges. The Contracts may provide for charges for transfers between the Divisions of the Separate Account and for premium taxes, but we are not presently assessing such charges. The charge for the EDB above was determined by multiplying the maximum EDB percentage charge (0.40%) by the entire EDB. The EDB amounts assumed for purposes of this example are equal to the Contract Value at each anniversary. Such hypothetical amounts are for illustrative purposes only. The $30 annual Contract fee is reflected as 0.00% based on the annual Contract fees collected divided by the average assets attributable to the Contracts for the fiscal year ended December 31, 2018.

Please remember that the examples are simply illustrations and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown in the examples. Similarly, your rate of return may be more or less than the 5% assumed in the examples.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying Portfolios and the assessment of Separate Account charges, which may vary from contract to contract. (For more information on the calculation of underlying account values, see “Application of Purchase Payments.”) Please refer to Appendix A of this prospectus for information regarding the historical Accumulation Unit Values.

Account B (Fee Based) Prospectus	3

Financial statements of the Separate Account and the financial statements of Northwestern Mutual appear in the Statement of Additional Information (“SAI”). The financial statements of the Company should only be considered with respect to the Company’s ability to meet its obligations under the Contract and not with respect to the Contract Value held in the Separate Account, which is principally derived from the investment performance of the Portfolios. The SAI is available free of charge at www.northwesternmutual.com. To receive a copy of the SAI, send a written request to Northwestern Mutual, Risk Products Department, Room T22, 720 East Wisconsin

Avenue, Milwaukee, WI 53202, or use the coupon provided at the back of this Prospectus. Semiannually, we will send you reports containing financial information and schedules of investments for the Portfolios underlying the Divisions in which you invest. We will also send you periodic statements showing the value of your Contract and transactions under the Contract since the last statement. You should promptly review these statements and any confirmations of individual transactions that you receive to verify the accuracy of the information, and should promptly notify us of any discrepancies.

The Company

The Northwestern Mutual Life Insurance Company, or through its subsidiaries and affiliates, offers insurance products, investment products, and advisory services which are designed to address clients’ needs for financial security and protection, wealth accumulation and distribution, and estate preservation. Organized by a special act of the Wisconsin Legislature in 1857, the Company is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. The Company’s total assets were over $272 billion as of December 31, 2018. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

In addition to your fixed account allocations, General Account assets are used to guarantee the payment of certain benefits under the Contracts, including death benefits. To the extent that we are required to pay you amounts in addition to your

Contract Value under these benefits, such amounts will come from General Account assets. Thus, Contract Owners must look to the strength of the Company and its General Account with regard to insurance contract guarantees. You should also be aware that the General Account is exposed to the risks normally associated with the operation of a life insurance company, including insurance pricing, asset liability management and interest rate risk, operational risks, and the investment risks of a portfolio of securities that consists largely, though not exclusively, of fixed-income securities. Some of the risks associated with such a portfolio include interest rate, option, liquidity, and credit risk. The financial statements contained in the Statement of Additional Information include a further discussion of risks inherent within the General Account investments. The assets in the General Account are subject to the claims of the Company’s general creditors.

The Separate Account

We established the NML Variable Annuity Account B (the “Separate Account”) on February 14, 1968 by action of our Board of Trustees in accordance with the provisions of the Wisconsin insurance law. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act.

You may allocate the money you invest under your Contract among the variable and fixed options (if available in your state) described elsewhere in this prospectus. Each variable option is a Division of the Separate Account, which corresponds to one of the Portfolios of the Funds also described elsewhere in this prospectus. Under Wisconsin law, the investment operations of the Separate Account are kept separate from our other operations. The values for your Contract supported by the Separate Account will not be affected by income, gains, or losses from the rest of our business. The income, gains or losses, realized or unrealized, for the assets we place in the Separate Account for your Contract will determine the value of your Contract benefits supported by the Separate Account, and will not affect the rest of our business. The assets in the Separate Account are reserved for you and other owners of variable annuity contracts, although the assets belong to us and we do not hold the assets as a trustee. While we and our creditors cannot reach the assets of the Separate Account to satisfy other obligations until our obligations under your Contract have been satisfied, all of our assets (except those we hold in certain other separate accounts) are available to satisfy our obligations under your Contract. The obligations under the variable annuity contracts are obligations of the Company as depositor.

When permitted by law and subject to any required regulatory approvals or votes by Contract Owners, we reserve the right to:

•	Operate the Separate Account or a Division as either a unit investment trust or a management company under the 1940 Act, or in any other form allowed by law, if deemed by the Company to be in the best interest of Contract Owners.

•	Invest current and future assets of a Division in securities of another Fund as a substitute for shares of a Fund already purchased or to be purchased.

4	Account B (Fee Based) Prospectus

•	Register or deregister the Separate Account under the 1940 Act or change its classification under that Act.

•	Create new separate accounts.

•	Combine the Separate Account with any other separate account.

•	Transfer the assets and liabilities of the Separate Account to another separate account.

•	Transfer cash from time to time between the Company’s general account and the Separate Account as deemed necessary or appropriate and consistent with the terms of the Contracts, including but not limited to transfers for the deduction of charges and in support of payment options.

•	Transfer assets of the Separate Account in excess of reserve requirements applicable to Contracts supported by the Separate Account to the Company’s General Account.
•	Add, delete or make substitutions for the securities and other assets that are held or purchased by the Separate Account.

•	Terminate and/or liquidate the Separate Account.

•	Restrict or eliminate any voting rights of Contract Owners or other persons who have voting rights as to the Separate Account.

•	Make any changes to the Separate Account to conform with, or required by any change in, federal tax law, the 1940 Act and regulations promulgated thereunder, or any other applicable federal or state laws.

In the event that we take any of these actions, we may make an appropriate endorsement of your Contract and take other actions to carry out what we have done.

The Investment Options

The Contract makes available a fixed option and a variety of variable investment options. The Company does not endorse or recommend any particular option nor does it provide asset allocation or investment advice. Additionally, not all of the investment options may be available in the Fee-Based Program under which you hold your Contract. You, together with your Investment Professional, are responsible for choosing your investment options and the amounts you allocate to each based on your individual situation and your personal savings goals and risk tolerances. After your initial investment decision, you should monitor your investments and periodically review the options you select and the amount allocated to each option to ensure your decisions continue to be appropriate. The amounts invested in the variable options are not guaranteed and, because both your principal and any return on your investment are subject to market risk, you can lose money. The amounts invested in the fixed option earn interest for a specified period at a rate we declare from time to time and, together with the interest earned, are guaranteed by, and subject to the claims-paying ability of, the Company.

The Role of Your Investment Professional

Your Investment Professional may provide us with instructions on your behalf involving the investment of Net Purchase Payments and the allocation and transfer of Accumulation Value of your Contract among the available investment options, subject to our rules, including the restrictions on short term and excessive trading discussed elsewhere in this prospectus.

We are not a party to any agreement you have with your Investment Professional, nor are we responsible for any brokerage service or investment advice your Investment Professional provides to you. Your Investment Professional may be associated with our affiliated registered investment advisor and/or our affiliated limited purpose federal savings bank, and a Contract may only be purchased through such an Investment Professional. Any non-incidental investment advice that your Investment Professional provides to you related to investment option selection or asset allocation within your Contract is pursuant to a separate agreement with an entity qualified to provide such advice, such as our affiliated registered investment advisor (Northwestern Mutual Investment Services, LLC) or our affiliated limited purpose federal savings bank (the Northwestern Mutual Wealth Management Company), and is not provided by the Company. For more information, you may obtain a Northwestern Mutual Signature Annuities Disclosure Brochure from your Investment Professional. By signing the application for the Contract, (or by executing other documents acceptable to us), you affirm that you understand and agree that instructions you provide your Investment Professional may not be relayed concurrently to us and that we are not liable for any loss or liability that may arise as a result. All instructions we receive from your Investment Professional will be deemed to have been authorized by you and provided on your behalf (not on our behalf), until you either notify us in writing that you have revoked that authority or we receive notice of your death. We may require your Investment Professional to enter into a separate agreement with us relating to communications between us on behalf of all Contract Owners your Investment Professional represents as a condition of accepting his or her instructions. This agreement also may restrict the aggregate amounts your Investment Professional may transfer on behalf of the Contract Owners he or she represents or impose additional requirements with respect to such transfers. These limitations are intended to minimize the potential adverse effects large transfers may have on the interests of all contract owners.

Any fee that is charged by your Investment Professional is in addition to the fees and expenses that apply to your Contract described in this prospectus. By advance written agreement

Account B (Fee Based) Prospectus	5

with us, you may authorize your Investment Professional to withdraw amounts from your Contract to pay for his or her fee. We will not verify the fee amount withdrawn, but we will send you a confirmation of the withdrawal, which you should review to verify the fee amount is accurate. Any such withdrawal will have the same tax effect and effect on Contract benefits as any other withdrawal you make from your Contract.

Your Investment Professional must be appointed by us, or associated with a broker-dealer appointed by us, as our authorized agent to sell the Contract. As our selling agent, your Investment Professional, or his or her associated broker-dealer, may receive compensation for the services performed on our behalf. Your Investment Professional also may receive compensation for referring you to the fee-based program under which you purchase your Contract. If you would like more information about these compensation arrangements, you should contact your Investment Professional.

Variable Options

The assets of each Division of the Separate Account are invested in a corresponding Portfolio that is a series of one of the following mutual fund families: Northwestern Mutual Series Fund, Inc.; Fidelity® Variable Insurance Products; Neuberger Berman Advisers Management Trust; the Russell Investment Funds; and the Credit Suisse Trust. The Separate Account buys shares of the Portfolios at their respective net asset values without sales charge. The Portfolios are available for investment only by separate accounts supporting variable insurance products and are not publicly traded. Their performance can differ substantially from publicly traded mutual funds with similar names. The specific Portfolios available under your Contract may change from time to time, and not all Portfolios in which assets of the Separate Account are invested may be available under your Contract. Your ability to invest in a Portfolio may be affected by the actions of such Portfolio, such as when a Portfolio closes.

Subject to any limitations imposed by your Fee-Based Program, you may choose to allocate the Accumulation Value of your Contract among the Divisions of the Separate Account and you may, subject to certain conditions, transfer values from one Division to another. Amounts you allocate among the Divisions may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the corresponding Portfolio. The investment objectives and types of investments for each Portfolio are set forth below. There can be no assurance that the Portfolios will realize their objectives. For more information about the investment objectives and policies, the attendant risk factors and expenses for each of the Portfolios described below, see the attached prospectuses. Read the prospectuses carefully before you invest. Please see the prospectuses for the Funds for a discussion of the potential risks and conflicts presented by the use of a Fund as an investment option under variable annuity contracts and variable life insurance policies offered by affiliated and non-affiliated life insurance companies. For more information about the Fee-Based Program under which you hold your Contract, contact your Investment Professional. Note: If you received a summary prospectus for a portfolio listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.

Northwestern Mutual Series Fund, Inc.     The principal investment adviser for the Portfolios of the Northwestern Mutual Series Fund, Inc. is Mason Street Advisors, LLC (“MSA”), our wholly-owned company. The investment advisory agreements for the respective Portfolios provide that MSA will provide services and bear certain expenses of the Portfolios. MSA employs a staff of investment professionals to manage the assets of the Fund and the other advisory clients of MSA. We provide related facilities and personnel, which MSA uses in performing its investment advisory functions. MSA has retained and oversees a number of asset management firms under investment sub-advisory agreements to provide day-to-day management of the Portfolios indicated below. Each such sub-adviser may be replaced without the approval of shareholders. Please see the attached prospectuses for the Northwestern Mutual Series Fund, Inc. for more information.

Portfolio	Investment Objective	Sub-adviser (if applicable)
Growth Stock Portfolio	Long-term growth of capital; current income is a secondary objective	Mellon Investments Corporation
Focused Appreciation Portfolio	Long-term growth of capital	Loomis, Sayles & Company, L.P.
Large Cap Core Stock Portfolio	Long-term growth of capital and income	Wellington Management Company LLP
Large Cap Blend Portfolio	Long-term growth of capital and income	Fiduciary Management, Inc.
Index 500 Stock Portfolio	Investment results that approximate the performance of the Standard & Poor’s 500® Composite Stock Price Index	N/A
Large Company Value Portfolio	Long-term capital growth; income is a secondary objective	American Century Investment Management, Inc.
Domestic Equity Portfolio	Long-term growth of capital and income	Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust
Equity Income Portfolio	Long-term growth of capital and income	T. Rowe Price Associates, Inc.
Mid Cap Growth Stock Portfolio	Long-term growth of capital	Wellington Management Company LLP

6	Account B (Fee Based) Prospectus

Portfolio	Investment Objective	Sub-adviser (if applicable)
Index 400 Stock Portfolio	Investment results that approximate the performance of the S&P MidCap 400® Stock Price Index	N/A
Mid Cap Value Portfolio	Long-term capital growth; current income is a secondary objective	American Century Investment Management, Inc.
Small Cap Growth Stock Portfolio	Long-term growth of capital	Wellington Management Company LLP
Index 600 Stock Portfolio	Investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index	N/A
Small Cap Value Portfolio	Long-term growth of capital	T. Rowe Price Associates, Inc.
International Growth Portfolio	Long-term growth of capital	FIAM LLC
Research International Core Portfolio	Capital appreciation	Massachusetts Financial Services Company
International Equity Portfolio	Long-term growth of capital; any income realized will be incidental	Templeton Investment Counsel, LLC
Emerging Markets Equity Portfolio	Capital appreciation	Aberdeen Asset Managers Limited
Government Money Market Portfolio*	Maximum current income to the extent consistent with liquidity and stability of capital	BlackRock Advisors, LLC
Short-Term Bond Portfolio	To provide as high a level of current income as is consistent with prudent investment risk	T. Rowe Price Associates, Inc.
Select Bond Portfolio	To provide as high a level of total return as is consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	Wells Capital Management, Inc.
Long-Term U.S. Government Bond Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC
Inflation Protection Portfolio	Pursue total return using a strategy that seeks to protect against U.S. inflation	American Century Investment Management, Inc.
High Yield Bond Portfolio**	High current income and capital appreciation	Federated Investment Management Company
Multi-Sector Bond Portfolio	Maximum total return, consistent with prudent investment management	Pacific Investment Management Company LLC
Balanced Portfolio	To realize as high a level of total return as is consistent with prudent investment risk, through income and capital appreciation	N/A
Asset Allocation Portfolio	To realize as high a level of total return as is consistent with reasonable investment risk	N/A

*

Although the Government Money Market Portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in the Government Money Market Portfolio. An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. During extended periods of low interest rates, the yield of a money market portfolio may also become extremely low and possibly negative.

**	High yield bonds are commonly referred to as junk bonds.

Fidelity® Variable Insurance Products    The Fidelity® VIP Mid Cap Portfolio and the Fidelity® VIP Contrafund® Portfolio are series of Variable Insurance Products III and Variable Insurance Products Fund II, respectively. The Separate Account buys Service Class 2 shares of the Portfolios, the investment adviser for which is the Fidelity Management & Research Company (“FMR”). The following affiliates of FMR also assist with foreign investments: Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.

Portfolio	Investment Objective	Sub-adviser
VIP Mid Cap Portfolio	Long-term growth of capital	FMR Co., Inc.
VIP Contrafund® Portfolio	Long-term capital appreciation	FMR Co., Inc.

Neuberger Berman Advisers Management Trust    The Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio is a series of the Neuberger Berman Advisers Management Trust. The Separate Account buys Class I shares of the Portfolio, the investment adviser for which is Neuberger Berman Investment Advisers LLC.

Account B (Fee Based) Prospectus	7

Portfolio	Investment Objective
Sustainable Equity Portfolio	Long-term growth of capital by investing primarily in securities of companies that meet the Portfolio’s environmental, social and governance criteria

Russell Investment Funds    The assets of each of the Portfolios comprising the Russell Investment Funds are invested by one or more investment management organizations researched and recommended by Russell Investment Management LLC (“RIM”). RIM is the investment adviser of the Russell Investment Funds.

Portfolio	Investment Objective
U.S. Strategic Equity Fund	Long-term growth of capital
U.S. Small Cap Equity Fund	Long-term growth of capital
Global Real Estate Securities Fund	Current income and long-term growth of capital
International Developed Markets Fund	Long-term growth of capital
Strategic Bond Fund	Provide total return
LifePoints® Variable Target Portfolio Series Moderate Strategy Fund	Current income and moderate long term capital appreciation
LifePoints® Variable Target Portfolio Series Balanced Strategy Fund	Above average long-term capital appreciation and a moderate level of current income
LifePoints® Variable Target Portfolio Series Growth Strategy Fund	High long-term capital appreciation, and as a secondary objective, current income
LifePoints® Variable Target Portfolio Series Equity Growth Strategy Fund	High long-term capital appreciation

Credit Suisse Trust    The Commodity Return Strategy Portfolio is a series of Credit Suisse Trust. The Separate Account buys shares of the Portfolio, the investment adviser for which is Credit Suisse Asset Management, LLC.

Portfolio	Investment Objective
Commodity Return Strategy Portfolio	Total Return

Payments We Receive    We select the Portfolios offered through this Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s or sub-advisers’ reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio’s investment adviser or an affiliate will make payments to us or our affiliates. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new premiums and/or transfers of Contract Value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Owners. The Northwestern Mutual Series Fund, Inc. has been included in part because it is managed by a subsidiary of the Company.

We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Portfolio you have chosen.

Owners, through their indirect investment in the Portfolios, bear the costs of the investment advisory or management fees that the Portfolios pay to their respective investment advisors (see the Portfolios’ prospectuses for more information). As described above, an investment adviser of a Portfolio, or its affiliates, may make payments to the Company and/or certain of our affiliates which is generally a positive factor when selecting Portfolios. However, the amount of such payments is not determinative as to whether a Portfolio is offered through the Contract. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. The amount of the compensation is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that the Company issues. The percentages differ and some investment advisers (or other affiliates) may pay more than others. The percentages currently range up to 0.25%. These payments may be used for various purposes, including payment of expenses that the Company and/or its affiliates incur for services performed on behalf of the Contracts and the Portfolios. The Company and its affiliates may profit from these payments.

Certain Portfolios have also adopted a Distribution (and/or Shareholder Servicing) Plan under Rule 12b-1 of the 1940 Act, which is described in more detail in the Portfolios’ prospectuses. These payments, which may be up to 0.25%, are deducted from assets of the Portfolios and are paid to our distributor, Northwestern Mutual Investment Services, LLC. These payments decrease the Portfolio’s investment return. We also consider the receipt of these payments generally to be a positive factor when selecting Portfolios.

Additionally, an investment adviser of a Portfolio or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment adviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.

8	Account B (Fee Based) Prospectus

Transfers Between Divisions     Subject to any limitations imposed by your Fee-Based Program, the short term and excessive trading limitations described below, and any frequent trading policies adopted by the Funds that are described in their prospectuses, you may change the allocation of Purchase Payments among the Divisions and transfer values from one Division to another both before and after Annuity Payments begin. In order to take full advantage of these features you should carefully consider, on a continuing basis, which investment options are best suited to your long-term investment needs. See “Owner Inquiries and Instructions” for more information on how you may change the allocation of Accumulation or Annuity Units among the Divisions.

We will make the transfer based upon the next valuation of Accumulation or Annuity Units in the affected Divisions after our receipt of your request for transfer at our Home Office, provided it is in good order. If we receive your request for transfer before the close of trading on the NYSE (typically, 4:00 p.m. Eastern Time), your request will receive same-day pricing. If we receive your request for transfer on or after the close of trading on the NYSE, we will process the order using the value of the units in the Divisions determined at the close of the next regular trading session of the NYSE. We will adjust the number of such units to be credited to reflect the respective value of the units in each of the Divisions. The minimum amount of Accumulation Units which may be transferred is the lesser of $100 or the entire value of the Accumulation Units in the Division from which the transfer is being made. There is no minimum transfer amount for Annuity Units.

Before the Maturity Date, you may transfer amounts which you have invested in the Guaranteed Interest Fund to any Division of the Separate Account, and you may transfer the value of Accumulation Units in any Division of the Separate Account to the Guaranteed Interest Fund for investment on a fixed basis, subject to the restrictions described in the Contract. (See “Fixed Option—The Guaranteed Interest Fund”.)

Short Term and Excessive Trading    Short term and excessive trading (sometimes referred to as “market timing”) may present risks to a Portfolio’s long-term investors, such as Contract Owners and other persons who may have material rights under the Contract (e.g., beneficiaries), because it can, among other things, disrupt Portfolio investment strategies, increase Portfolio transaction and administrative costs, require higher than normal levels of cash reserves to fund unusually large or unexpected redemptions, and adversely affect investment performance. These risks may be greater for Portfolios that invest in securities that may be more vulnerable to arbitrage trading including foreign securities and thinly traded securities, such as small cap stocks and non-investment grade bonds. These types of trading activities also may dilute the value of long-term investors’ interests in a Portfolio if it calculates its net asset value using closing prices that are no longer accurate. Accordingly, we discourage market timing activities.

To deter short term and excessive trading, we have adopted and implemented policies and procedures which are designed to control abusive trading practices. We seek to apply these policies and procedures uniformly to all Contract Owners. Any exceptions must be either expressly permitted by our policies and procedures or subject to an approval process described in them. We may also be prevented from uniformly applying these policies and procedures under applicable state or federal law or regulation. Because exceptions are permitted, it is possible that investors may be treated differently and, as a result, some may be allowed to engage in trading activity that might be viewed as market timing.

Among the steps we have taken to reduce the frequency and effect of these practices are monitoring trading activity and imposing trading restrictions including the prohibition of more than twelve transfers among Divisions under a single Contract during a Contract year. Multiple transfers with the same effective date made by the same Owner will be counted as a single transfer for purposes of applying the twelve transfer limitation. Further, an investor who is identified as having made a transfer in and out of the same Division, excluding the Government Money Market Division, (“round trip transfer”) in an amount in excess of $10,000 within fourteen calendar days will be restricted from making additional transfers after making two or more such round trip transfers within any Contract year, including the year in which the first such round trip transfer was made. The restriction will last until the next Contract anniversary date and the Contract Owner will be sent a letter informing him or her of the restriction. An investor who is identified as having made one round trip transfer within thirty calendar days aggregating more than one percent (1%) of the total assets of the Portfolio underlying a Division, excluding the Government Money Market Division and the Divisions corresponding to the Portfolios of the Russell Investment Funds LifePoints® Variable Target Portfolio Series, will be restricted from making additional transfers after making one more such round trip transfer within any Contract year, including the year in which the first such round trip transfer was made. The restriction will last until the next Contract anniversary date and the Contract Owner will be sent a letter informing him or her of the restriction. Unless we believe your trading behavior to be inconsistent with these short-term and excessive trading policies, these limitations will not apply to automatic asset transfers, scheduled or systematic transactions involving portfolio rebalancing, dollar cost averaging, interest sweeps, or to initial allocations or changes in future allocations, to the extent these features are available in your Contract. Once a Contract is restricted, we will allow one additional transfer into the Government Money Market Division until the next Contract anniversary. Additionally, in accordance with our procedures, we may modify some of these limitations to allow for transfers that would not count against the total transfer limit but only as necessary to alleviate any potential hardships to Owners (e.g., in situations involving a substitution of an underlying fund).

We may change these policies and procedures from time to time in our sole discretion without notice; provided, however, Contract Owners will be given advance, written notice if the

Account B (Fee Based) Prospectus	9

policies and procedures are revised to accommodate market timing. Additionally, the Funds may have their own policies and procedures described in their prospectuses that are designed to limit or restrict frequent trading. Such policies may be different from our policies and procedures, and may be more or less restrictive. As the Funds may accept purchase payments from other investors, including other insurance company separate accounts on behalf of their variable product customers and retirement plans, we cannot guarantee that Funds will not be harmed by any abusive market timing activity relating to the retirement plans and/or other insurance companies that may invest in the Funds. Such policies and procedures may provide for the imposition of a redemption fee and, upon request from the Fund, require us to provide transaction information to the Fund (including an Owner’s tax identification number) and to restrict or prohibit transfers and other transactions that involve the purchase of shares of a Portfolio(s). In the event a Fund instructs us to restrict or prohibit transfers or other transactions involving shares of a Portfolio, you may not be able to make additional purchases in an investment option until the restriction or prohibition ends. If you submit a request that includes a purchase or transfer into such a restricted investment option, we will consider the request “not in good order” and it will not be processed. You may, however, submit a new transfer request.

If we believe your trading activity is in violation of, or inconsistent with, our policies and procedures or otherwise is potentially disruptive to the interests of other investors, you may be asked to stop such activities and future investments, and allocations or transfers by you may be rejected without prior notice. If your Investment Professional provides substantially the same asset allocation or investment advice to a number of Contract Owners whose investments represent a substantial portion of the assets in an underlying Portfolio, resulting trading activities may adversely affect all Contract Owners. Therefore, we may restrict the aggregate amounts your Investment Professional may transfer on behalf of the Contract Owners he or she represents or impose additional requirements with respect to such transfers. These limitations are intended to minimize the potential adverse effects large transfers may have on the interests of all Contract Owners.

Because we retain discretion to determine what action is appropriate in a given situation, investors may be treated differently and some may be allowed to engage in activities that might be viewed as market timing.

We intend to monitor events and the effectiveness of our policies and procedures in order to identify whether instances of potentially abusive trading practices are occurring. However, we may not be able to identify all instances of abusive trading practices, nor completely eliminate the possibility of such activities, and there may be technological limitations on our ability to impose restrictions on the trading practices of Contract Owners. We may be unable to monitor trading activity by individual participants in omnibus accounts established under group annuity contracts.

Fixed Option—The Guaranteed Interest Fund

During the Accumulation phase of your Contract, you may direct all or part of your Purchase Payments to the Guaranteed Interest Fund (“GIF”) for investment on a fixed basis, provided it is available in your state and under your Contract. Your ability to make investments in a Guaranteed Account may be limited by state law. Currently, the GIF is not available in Contracts subject to New York law. To find out if a GIF is available in your state, or for the current interest rate, please contact your Northwestern Mutual Financial Representative or call 1-888-455-2232. The GIF is not available under fee-based programs sponsored by affiliates of the Company.

Moving into a Guaranteed Account    You may make an initial investment in a Guaranteed Account by applying all or part of a Net Purchase Payment or an amount transferred from Divisions of the Separate Account or another Guaranteed Account prior to the Maturity date, subject to restrictions described in the Contract. Subject to limitations described below, you may make additional investments in GIF at any time prior to the Maturity Date of the Contract.

Moving out of a Guaranteed Account    Transfers from the GIF to the Separate Account Divisions are subject to certain limits. After a transfer from the GIF, we will allow no further transfers from the GIF for a period of 365 days; in addition, we will allow no further transfers back into the GIF for a period of 90 days. The maximum amount that you may transfer from the GIF in one transfer is the greater of (1) 25% of the amount that you had invested in the GIF as of the last Contract anniversary preceding the transfer and (2) the amount of your most recent transfer from the GIF. In no event will this maximum transfer amount be less than $1,000 or more than $50,000. (The $50,000 limit does not apply in New York.) These transfer limitations can be illustrated as follows:

Amount of initial deposit into a GIF	Maximum amount you can transfer annually	Total number of years until initial deposit can be transferred completely
$25,000	$6,250	4 years
$75,000	$18,750	4 years
$100,000	$25,000	4 years

Additional Information    In reliance on certain exemptive and exclusionary provisions, we have not registered interests in the GIF under the Securities Act of 1933 and we have not registered the GIF as an investment company under the 1940 Act. Accordingly, neither the GIF nor any interests therein are generally subject to these Acts. We have been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the GIF. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Amounts you invest in the GIF become part of our General Account, which represents all of our assets other than those held by us in the Separate Account and other separate accounts. The

10	Account B (Fee Based) Prospectus

General Account is used to support all of our annuity and insurance obligations and is available to our general creditors. As part of our General Account, however, amounts in the GIF do not bear any mortality rate and expense charges applicable to the Separate Account under the Contract, nor do they bear expenses of the Portfolios in which the Divisions of the Separate Account invest. Other charges under the Contract may apply to amounts in the GIF. (See “Deductions.”) For purposes of allocating and deducting the annual Contract fee, we consider any investment in the GIF as though it were an investment of the same amount in one of the Separate Account Divisions.

Amounts you invest in the GIF earn interest at rates we declare from time to time in our discretion. We will guarantee the interest rate for each amount for the shorter of the following two periods: (i) the twelve month period measured from the end of the month of the investment’s effective date, or (ii) the period remaining until the Maturity Date of the

Contract. The interest rate will not be less than an annual effective rate of at least 0.50% (or a higher rate if required by applicable state law). At the expiration of the period for which we guarantee the interest rate, we will declare a new interest rate. We credit interest and compound it daily. We determine the effective date for a transaction involving the GIF in the same manner as the effective date for a transaction involving a Division of the Separate Account.

Investments in the GIF are subject to a maximum limit of $100,000 without our prior consent. To the extent that a Purchase Payment or transfer from a Division of the Separate Account causes the Contract’s interest in the GIF to exceed this maximum limit, we will place the amount of the excess in the Government Money Market Division and it will remain there until you instruct us otherwise.

The Contract

Generally     The Contract is intended for retirement and long-term savings. The Contract provides for a death benefit during the years when funds are being accumulated and for a variety of income options following retirement. During the years when funds are being paid into your Contract, known as the accumulation phase, the earnings accumulate on a tax-deferred basis. The earnings are taxed as income if you make a withdrawal. The income phase begins when you start receiving Annuity Payments under your Contract. Monthly Annuity Payments begin on the date you select. The amount you accumulate under your Contract, including the results of investment performance, will determine the amount of your monthly Annuity Payments. If, however, the Contract is owned by a non-natural person (e.g., a corporation or a trust), the tax deferral on earnings may be lost. While there are exceptions for certain employee benefit plans, any income on the Contract will generally be treated as ordinary income subject to annual taxation.

If you are purchasing the Contract through a tax-favored arrangement, including IRAs and Roth IRAs, you should carefully consider the costs and benefits of the Contract before purchasing the Contract, since the tax-favored arrangement itself provides for tax-sheltered growth. Certain provisions of the Contract may be different than the general description in this prospectus, and certain riders, options, or funds may not be available because of legal restrictions in your state. You should consult your Contract, as any such state variations will be included in your Contract or in riders or endorsements attached to your Contract.

Free Look    If you return the Contract within ten days after you receive it (or whatever period is required under applicable state law), we will send your money back. There is no charge for our expenses but the amount you receive may be more or less than what you paid, based on actual investment experience following the date we received your purchase payment. In the event applicable state law requires us to return the full amount of your purchase payment, we will do so.

Contract Values    The value of your Contract on any Valuation Date is the sum of the following: (i) the value of your amounts held in the Divisions of the Separate Account on that Valuation Date; and (ii) the sum of your amounts allocated to the Guaranteed Interest Fund, plus credited interest; less (iii) any withdrawals from any Guaranteed Account and any applicable charges under the Contract deducted from any Guaranteed Account. We use the “net investment factor” as a way to calculate the investment performance of a Division from valuation period to valuation period. For each Division, the net investment factor shows the investment performance of the underlying mutual fund Portfolio in which a particular Division invests, including the charges assessed against that Division for a given valuation period. The Portfolios will distribute investment income and realized capital gains to the Divisions, which we will reinvest in additional shares of those same Portfolios. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Division. We may surrender your Contract for its Contract Value, in accordance with applicable state law, if, before the Maturity Date no Purchase Payments have been received under the Contract for a period of two full years and both the Contract Value and the total Purchase Payments paid (less amounts withdrawn) are each less than $2,000.

Purchase Payments Under the Contract

Frequency and Amount    A Purchase Payment is the money you give us to apply to your Contract. You may make Purchase Payments monthly, quarterly, semiannually, annually, or on any other frequency acceptable to us. The minimum initial Purchase Payment is $50,000. The minimum amount for each subsequent Purchase Payment is $25,

Account B (Fee Based) Prospectus	11

although we may accept lower amounts in certain circumstances. We will accept larger Purchase Payments than the minimums, but total Purchase Payments under any Contract may not exceed $5,000,000 without our consent. Purchase Payments may not exceed the applicable federal income tax limits. (See “Federal Income Taxes.”)

In certain situations, we may, in our discretion, reduce or waive our minimum purchase payment requirements. For example, we may reduce the minimum initial purchase amount from $50,000 to no less than $25,000 provided you agree to make additional subsequent Purchase Payments such that the total Purchase Payments you make on or before the first anniversary date of your Contract equal or exceed $50,000. Also, when initial Purchase Payments representing proceeds from rollovers or annuity exchanges are determined to satisfy the Contract minimum based on values at the time you sign your application, but the amount subsequently received by us is less than the required minimum due to market value fluctuations and sales or administrative fees charged in connection with the rollover or exchange, we may reduce the required minimum by the sum of any such depreciation and fees. The amount of minimum Purchase Payments may also be reduced in light of certain other requirements of Fee-Based Programs.

Application of Purchase Payments    We credit Net Purchase Payments to the variable and/or fixed investment options as you direct. The application of Purchase Payments to the Guaranteed Interest Fund is subject to special rules (see “The Investment Options—Fixed Option”). We invest those assets allocated to the variable options in shares of those Portfolios that correspond to the applicable Divisions; the term “Accumulation Units” describes the value of this interest in the Separate Account.

Initial Net Purchase Payments allocated to a Division will be priced at the Accumulation Unit Value determined no later than two Valuation Dates after we receive at our Home Office or a lockbox facility we have designated both your initial Purchase Payment and your application in good order. “Good order” means that the application is complete and accurate and all applicable requirements are satisfied. If your application is not in good order, we may take up to five Valuation Dates to resolve the problem. If we are unable to resolve the problem within that time, we will notify you in writing of the reasons for the delay. If you revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your payment. Otherwise, the number of Accumulation Units you receive for your initial Net Purchase Payment will be determined based upon the valuation of the assets of that Division we make not later than two Valuation Dates following the date on which the problem is resolved and your application is put into good order. Although we do not anticipate delays in our receipt and processing of applications or Purchase Payment requests, we may experience such delays to the extent applications and Purchase Payments are not forwarded to our Home Office in a timely manner. Such delays could result in delays in the issuance of Contracts and the allocation of Purchase Payments under existing Contracts.

Subsequent Net Purchase Payments will be priced based on the next determined Accumulation Unit Value after the payment is received in good order either at the Home Office or a lockbox facility we have designated.

We deem receipt of a Purchase Payment to occur on a given Valuation Date if receipt occurs before the close of trading on the NYSE (typically, 4:00 p.m. Eastern Time). If receipt occurs on or after the close of trading on the NYSE, we deem receipt to occur on the following Valuation Date. You may send Purchase Payments to our Home Office or to a payment center designated by us. All payments must be made in U.S. Dollars payable through a U.S. financial institution. We accept Purchase Payments by check or electronic funds transfer (“EFT”). We generally do not accept third-party checks at the Home Office as part of the initial Purchase Payment. We generally will not accept cash, money orders, traveler’s checks, or “starter” checks; however, in limited circumstances, we may accept some cash equivalents in accord with our anti-money laundering procedures. If you make a Purchase Payment with a check or bank draft and, for whatever reason, it is later returned unpaid or uncollected, or if a Purchase Payment by EFT is reversed, we reserve the right to reverse the transaction. We also reserve the right to recover any resulting losses incurred by us by withdrawing a sufficient amount of Contract Value. We may reject any application or Purchase Payment for any reason permitted by law. We may also be required to provide additional information about you and your account to government regulators.

The value of an Accumulation Unit in each Division varies with the investment experience of the Division (which in turn is determined by the investment experience of the corresponding Portfolio). We determine the value by multiplying the value on the immediately preceding valuation date by the net investment factor for the Division. The net investment factor takes into account the investment experience of the Portfolio, the deduction for mortality and expense risks we have assumed, and a deduction for any applicable taxes or for any expenses resulting from a substitution of securities. Since you bear the investment risk, there is no guarantee as to the aggregate value of your Accumulation Units. That value may be less than, equal to, or more than the cumulative net purchase payments you have made.

Maturity Date    Under Contracts currently offered, Purchase Payments may be made until the Maturity Date stated on the Contract’s specifications page, or until Annuity Payments begin, whichever is earlier. Distributions may be required before the Maturity Date. (See “Minimum Distribution Requirements.”) Any death benefit you elect will automatically terminate upon annuitization, which will occur no later than the contract’s maturity date (i.e., the date upon which you must either annuitize or take a lump sum).

Access to Your Money

Withdrawals    Contract Owners may withdraw some or all of the Contract Value at any time before the Maturity Date. We may require that a Contract Value of at least $2,000 remain after a partial withdrawal. You may instruct us how to allocate

12	Account B (Fee Based) Prospectus

your partial withdrawal request among your investments in the Divisions and Guaranteed Interest Fund. If no direction is received, your withdrawal will be deducted proportionately from each of your investments.

Withdrawals may also be made after the Maturity Date. If Annuity Payments are being made under variable income plan 1, the payee may surrender the Contract and receive the value of the Annuity Units credited to his or her Contract. If Annuity Payments are being made under variable income plan 2 and the payee dies during the certain period (or if both payees die during the certain period of variable income plan 3), the beneficiary may surrender the Contract and receive the withdrawal value of the unpaid payments for the certain period. The withdrawal value is based on the Annuity Unit value on the withdrawal date, with the unpaid payments discounted at the Assumed Investment Rate. (See “Description of Variable Income Plans.”)

We may accept withdrawal or full surrender requests (including, but not limited to exchanges reported under IRC §1035 and direct trustee to trustee transfers) in writing or by telephone, subject to our administrative procedures, which may include the proper completion of certain forms, the provision of appropriate identifying information, and other administrative requirements. Full surrenders may require a signed form. Withdrawal requests may be submitted on properly completed Northwestern Mutual forms or an electronic order ticket. See “Owner Inquiries and Instructions” for more information. Improperly submitted and incomplete forms will not be considered to be in good order and will not be processed. We will process your request at the accumulation value next determined only after our receipt of your request in good order, which includes satisfaction of all our administrative requirements. Subject to our administrative procedures and our approval, you may request that a withdrawal be processed (or that an Income Plan start) on a future date you specify. Otherwise, we will pay the amount of any withdrawal from the Separate Account within seven days (or whatever period that may be required under applicable state law) after we receive the request in good order unless the suspension of payments or transfers provision is in effect. You may revoke a request for withdrawal on a specified future date any time prior to such future date. Subject to our rules, requirements, and availability, your Financial Representative may provide us with instructions on your behalf involving the frequency, amount, and destination of partial and complete withdrawals made under your Contract.

If mandated under applicable law, we may be required to block an Owner’s account and thereby refuse to pay any requests for transfer, partial withdrawal, surrender or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about an Owner and an Owner’s account to government regulators.

Benefits Provided Under the Contracts

Subject to the restrictions noted below, we will pay the death benefit of a Contract in a lump sum or under the Income Plans described below. We reserve the right to defer determination of the withdrawal value of the Contracts, or the payment of benefits under a variable income plan, until after the end of any period during which the right to redeem shares of a Portfolio is suspended, or payment of the redemption value is postponed pursuant to the provisions of the 1940 Act because of one or more of the following: (a) the NYSE is closed, except for routine closings on holidays or weekends; (b) the SEC has determined that trading on the NYSE is restricted; (c) the SEC permits suspension or postponement and so orders; (d) an emergency exists, as defined by the SEC, so that valuation of the assets of the Funds or disposal of securities they hold is not reasonably practical; or (e) such suspension or postponement is otherwise permitted by the 1940 Act. If, under SEC rules, the Government Money Market Portfolio suspends payments of redemption proceeds in connection with a liquidation of the Portfolio, we will delay payment of any transfer, partial surrender, surrender, or death benefit from the Government Money Market Division until the Portfolio is liquidated.

Death Benefit

How Much is the Death Benefit?    The amount of the Death Benefit depends in part on when the Annuitant dies. (Remember that the Annuitant is the person upon whose life the Contract is issued.)

•	If an Annuitant dies before the Contract’s Maturity Date—and on or after his or her 75th birthday—the Death Benefit will equal the Contract Value (determined as described below).

•	If an Annuitant dies after the Contract’s Maturity Date (which is stated on the specifications page of the Contract), or any time after Annuity Payments begin, no Death Benefit is payable. Income Plans have their own payout benefit rules at death. (See “Income Plans”.)

•	If an Annuitant dies before the Contract’s Maturity Date—and before his or her 75th birthday—the Death Benefit will equal the greater of the following:

•	the Contract Value (determined as described immediately below); or

•	the amount of Purchase Payments we received, less an adjustment for every withdrawal. (For each withdrawal, we reduce the minimum death benefit by the percentage of the Contract Value withdrawn.)

When is the Death Benefit Determined?    In determining the amount of the Death Benefit, the Contract Value is determined the date we receive proof of the Annuitant’s death at our Home Office. If we receive proof of death before the close of trading for the NYSE (typically, 4:00 p.m. Eastern Time), we will determine the Contract Value based on the value of the units in the Divisions determined at the close of that day’s trading session. If, however, we receive proof of death on or after the close of NYSE trading, we will determine the Contract Value based on the value of the units in the Divisions determined at the close of the next NYSE trading session. The values in any Guaranteed Account are determined in the same manner as are the values in the Separate Account Divisions; i.e., based on the time we receive the appropriate paperwork.

Account B (Fee Based) Prospectus	13

Guaranteed Minimum Death Benefit Examples

Set forth below are two numerical examples illustrating the effect of a withdrawal from the contract upon the minimum death benefit. The first example shows a hypothetical increase in Contract Value and a hypothetical withdrawal amount; the second shows a hypothetical decrease in Contract Value and a different hypothetical withdrawal amount (this method of calculating reductions has a greater effect on withdrawals when the death benefit exceeds the Contract Value):

	When Contract Value Exceeds Total Purchase Payments	When Contract Value is Less Than Total Purchase Payments
Total Purchase Payments	$50,000	$50,000
Guaranteed Minimum Death Benefit immediately before withdrawal	$50,000	$50,000
Contract Value at the time of withdrawal	$100,000	$40,000
Withdrawal Amount	$25,000	$10,000
Proportionate Adjustment for Withdrawal	($25,000/$100,000) x $50,000 = $12,500	($10,000/$40,000) x $50,000 = $12,500
Percentage Reduction in Death Benefit	25%	25%
Guaranteed Minimum Death Benefit immediately after the withdrawal	$50,000–$12,500 = $37,500	$50,000–$12,500 = $37,500

An enhanced death benefit (“EDB”) is available at extra cost. The EDB allows an Owner to “lock in” increases in Contract Value as measured on each Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by the dollar amount of subsequent Purchase Payments and proportionally reduced for subsequent withdrawals, in determining the death benefit payable. The EDB also guarantees that the death benefit payable under the Contract will never be less than Purchase Payments made under the Contract (adjusted for any withdrawals). The EDB on any Valuation Date equals the greatest of (i) the Contract value on that date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the EDB on the most recent Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract value withdrawn since that Contract anniversary. We deduct the extra cost for the EDB from the Contract Value on each Contract anniversary while the EDB is in effect. (See “Enhanced Death Benefit Charge.”) The EDB is available through issue age 65 (i.e., the application must be approved no later than six months following the Primary Annuitant’s 65th birthday) and must be elected when the Contract is issued. The EDB will remain in effect until the Maturity Date or the death of the Primary Annuitant or if you ask us to remove it from your Contract. You cannot add it to your Contract again after it has been removed.

Enhanced Death Benefit Examples

Set forth below is a numerical example demonstrating the calculation of the enhanced death benefit (assuming an initial purchase payment of $100,000 with no subsequent purchase payments and no withdrawals):

Contract Anniversary	Contract Value	Enhanced Death Benefit
First	$120,000	$120,000
Second	$130,000	$130,000
Third	$110,000	$130,000

Set forth below is an example showing the calculation of both the death benefit and the enhanced death benefit for a contract with a subsequent purchase payment and a withdrawal (for illustrative purposes, the contract values are hypothetical and no annual fees are taken into account):

Date-Activity	Contract Value	Death Benefit	Enhanced Death Benefit
1/1/2020–$100,000 Initial Purchase Payment	$100,000 (immediately after Purchase Payment)	$100,000	$100,000
1/1/2021–$50,000 Purchase Payment	$120,000 (immediately before Purchase Payment)	$150,000 (i.e., the sum of the two Purchase Payments)	$170,000 (i.e., the highest anniversary account value plus the $50,000 Purchase Payment)
6/1/2021–$20,000 withdrawal	$125,000 (immediately before the withdrawal)	(1–$20,000/$125,000) x $150,000 = $126,000 (immediately after the withdrawal)	(1–$20,000/$125,000) x $170,000 = $142,800 (immediately after the withdrawal)

How is the Death Benefit Distributed?    If the Owner is the Annuitant and dies before the Contract’s Maturity Date, the Beneficiary automatically becomes the new Owner and Annuitant, and the Contract continues in force. (If there is more than one Beneficiary for a given Contract, each Beneficiary must make his or her own method of payment election.) If the Contract continues in force, we will set the Contract Value at an amount equal to the Death Benefit. If this results in an addition to the Contract Value, we will place the additional amount in the Government Money Market Division and the Beneficiary (now, the new Owner) may

14	Account B (Fee Based) Prospectus

transfer it to the Divisions chosen by such Beneficiary/Owner or to a Guaranteed Account (if available). Pursuant to the terms of the Contract, the Contract Value will remain invested in the same investment options as those at the time of the Annuitant’s death until such time as the Beneficiary elects to transfer to different investment options or to make a withdrawal.

If the Owner is not the Annuitant and the Annuitant dies before the Maturity Date, the contingent Annuitant automatically becomes the new Annuitant and the Contract continues in force. If no contingent Annuitant is named within 60 days (or whatever period that may be required under applicable state law) after we receive proof of death of the Annuitant, the Death Benefit becomes payable to the Owner.

If an Owner is the Annuitant and, during his or her life, elected an Income Plan (see “Income Plans”) for a Beneficiary, Annuity Payments begin to such Beneficiary upon the death of the Owner, as described above. If the Owner did not elect an Income Plan for a Beneficiary, the Beneficiary may elect to:

•	continue the Contract (as described above),

•	receive the Death Benefit under an Income Plan, subject to limitations under federal and/or state law, or

•	receive the Death Benefit as a lump sum check.

In any event, the Beneficiary must take distributions from the Contract pursuant to the applicable minimum distribution requirements. (See “Minimum Distribution Requirements.”) If no affirmative election is made, the Beneficiary will receive the Death Benefit as a lump sum check.

Income Plans

Generally    If you decide to begin receiving Annuity Payments from your Contract, you may choose either: (1) monthly payments for a specified period (guaranteed only for contracts issued before May 1, 2013), or (2) monthly payments for your life (assuming you are the Annuitant), and you may choose to have payments continue to your Beneficiary for the balance of 10 or 20 years if you die sooner, or (3) monthly payments for your life and for the life of another person (usually your spouse) selected by you. These Income Plans are available to you on a variable or fixed basis, or a combination thereof, depending on applicable state law. Your Contract may guarantee the right to other Income Plans, and we may offer other Income Plans from time to time from which you may choose when deciding to start receiving Annuity Payments. While no charges are assessed on fixed income plans, we will continue to assess mortality rate and expense risk charges on variable income plans. You will also continue to incur the fees and expenses of the underlying Portfolios in which you direct the assets supporting your Income Plan be invested. The fixed income plans are not described in this prospectus. If you select a fixed income plan, we will cancel any Accumulation Units credited to your Contract, transfer the withdrawal value of the Contract to our General Account, and you will no longer have any interest in the Separate Account. Your interest, if any, in our General

Account would also include the value of any amounts allocated to any GIF, plus credited interest, less any withdrawals you have made.

A variable income plan means that the amount representing the actuarial liability under the Variable Income Plan will continue to be invested in one or more of the investment choices you select. Your monthly Annuity Payments will vary up or down to reflect continuing investment performance. Under a variable income plan, you bear the entire investment risk, since we make no guarantees of investment return. Accordingly, there is no guarantee of the amount of the variable payments, and you must expect the amount of such payments to change from month to month. A fixed income plan, on the other hand, guarantees the amount you will receive each month. If you select a fixed income plan, the Fee-Based Program under which you hold your Contract will automatically terminate when the withdrawal value of your Contract is transferred to our General Account. You should check with your Investment Professional about the status of your Fee-Based Program if you select a variable income plan. For a discussion of tax considerations and limitations regarding the election of Income Plans, see “Federal Income Taxes.”

On the Maturity Date, if you have not elected a permissible Income Plan (i.e., one offered by the Company for your Contract), we will change the Maturity Date to the Contract anniversary nearest the Annuitant’s 98th birthday (if the Maturity Date is not already such date) and, upon that Maturity Date, we will pay the Contract Value in monthly payments for life under a variable income plan with payments certain for ten years, using your investment choices then in effect. In addition, upon the Maturity Date, expiration of a Guaranteed Period, or when you elect a variable income plan, any amounts in a Guaranteed Account will be transferred to the Government Money Market Portfolio unless you instruct us otherwise.

Description of Variable Income Plans    The following variable income plans are available:

1. Period Certain (sometimes referred to as Installment Income for a Specified Period).    An annuity payable monthly for a specified period of 10 to 30 years during the first five Contract years and over a specified period of 5 to 30 years beginning with the sixth Contract year (guaranteed only for contracts issued before May 1, 2013).

2. Single Life Income with or without Period Certain (sometimes referred to as Single Life Income with or without Certain Period).    An annuity payable monthly until the payee’s death, or until the expiration of a selected certain period, whichever is later. You may select a certain period of either 10 or 20 years, or you may choose a plan with no certain period. After the payee’s death, we will make any remaining guaranteed payments to the designated beneficiary.

3. Joint and Survivor Life Income with Period Certain (sometimes referred to as Joint and Survivor Life Income with Certain Period).    An annuity payable monthly for a certain period of 10 years and thereafter during the joint lifetime of

Account B (Fee Based) Prospectus	15

two Joint Annuitants. On the death of either Joint Annuitant, payments continue for the remainder of the 10 years certain or the remaining lifetime of the survivor, whichever is longer.

We may, subject to applicable state law, limit the election of a variable income plan to one that results in an initial payment of at least $20. A variable income plan will continue even if payments fall to less than $20 after the plan begins. From time to time we may establish variable income plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. We may also make available other plans, with provisions and rates we publish for those plans.

After the effective date of an Income Plan which does not involve a life contingency (i.e., Plan 1), a payee may transfer to either form of life annuity (i.e., Plans 2 or 3) at no charge. We will apply the value of the remaining payments to the new plan selected. We will determine the amount of the first Annuity Payment under the new plan on the basis of the particular plan selected, the Annuity Payment rate, and the Annuitant’s adjusted age and sex. Subsequent payments will vary to reflect changes in the value of the Annuity Units credited. We may permit other transfers between Income Plans, subject to such limitations we may reasonably determine. Generally, however, we permit neither withdrawals from an Income Plan involving a life contingency nor transfer to an Income Plan that does not involve the same life contingency. Income Plans for Beneficiaries may differ from those offered to Owners. At the written request of the Owner, we may impose restrictions on payments to beneficiaries.

Amount of Annuity Payments    We will determine the amount of the first Annuity Payment on the basis of the particular variable income plan you select, the Annuity Payment rate (i.e., the stream of projected annuity payments based on an actuarial projection of the length of time annuity payments will continue as well as other factors including the assumed investment rate) and, for plans involving life contingencies, the Annuitant’s adjusted age and sex. (A contract with Annuity

Payment rates that are not based on sex is also available.) We will calculate the amount of the first Annuity Payment on a basis that takes into account the length of time over which we expect Annuity Payments to continue. The first payment will be lower for an Annuitant who is younger when payments begin, and higher for an Annuitant who is older, if the variable income plan involves life contingencies. The first payment will be lower if the Variable Income Plan includes a longer certain period. Variable Annuity Payments after the first will vary from month to month to reflect the fluctuating value of the Annuity Units credited to your Contract. Annuity Units represent the actuarial value of a variable income plan’s interest in a Division of the Separate Account after Annuity Payments begin.

Assumed Investment Rate    The variable annuity rate tables for the Contracts are based upon an Assumed Investment Rate of 3 1⁄2%. Variable Annuity rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law.

The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actuarial value of the future payments as of the date when payments begin, though it does affect the actual amount which may be received by an individual Annuitant.

Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular variable income plan, the amount of Annuity Payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of Annuity Payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of Annuity Payments would decrease. A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.

Deductions

We will make the following deductions:

Mortality Rate and Expense Risk Charges

Nature and Amount of the Charges    When we determine the value of Accumulation and Annuity Units, we deduct a charge for mortality rate and expense risks we have assumed. We assume, for example, the risk that Annuity Payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected. We also assume the risk that the charges we make may be insufficient to cover the actual costs we incur in connection with the Contracts, including other costs such as those related to marketing and distribution. We assume these risks for the duration of the Contract. In case these costs exceed the amount of the charges we collect, the costs will be paid out of our general assets. If the amount of the charge is more than sufficient to cover the mortality and expense risk, any excess may be used for any Company purpose.

The deduction from Accumulation Units and Annuity Units is at a current annual rate of 0.35% of the assets of the Separate Account. Our Board of Trustees may increase or decrease the deduction, but in no event may the deduction exceed an annual rate of 0.75%.

Other Expense Risks    The value of your Contract may reflect a deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of the Portfolios as described under “The Separate Account” and any applicable taxes, (i.e., any tax liability) we have paid or reserved for resulting from the maintenance or operation of a Division of the Separate Account, other than applicable

16	Account B (Fee Based) Prospectus

premium taxes which we may deduct directly from considerations. We do not presently anticipate that we will make any deduction for federal income taxes (see “Taxation of Northwestern Mutual”), nor do we anticipate that maintenance or operation of the Separate Account will give rise to any deduction for state or local taxes. However, we reserve the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Separate Account or to deduct any such tax liability in the computation of the value of such Contracts. Our right to make deductions for expenses resulting from a substitution of securities may be restricted by the 1940 Act.

Contract Fee    On each Contract anniversary prior to the Maturity Date, we make a deduction of $30 for administrative expenses relating to a Contract during the prior year. We make the charge by reducing the number of Accumulation Units credited to the Contract. For purposes of allocating and deducting the annual Contract fee, we consider any investment in the Guaranteed Interest Fund as though it were an investment of the same amount in one of the Separate Account Divisions. We cannot increase this charge. The charge is intended only to reimburse us for our actual administrative expenses. We waive the Contract fee if the Contract Value on the Contract anniversary is $25,000 or more. Currently, we are also waiving the Contract fee if the Purchase Payments, less withdrawals, equal or exceed $25,000. We reserve the right to change this practice in the future.

Enhanced Death Benefit Charge    On each Contract anniversary on which the enhanced death benefit is in effect, we deduct from the Contract Value a charge based on the amount of the enhanced death benefit on the Contract Anniversary and the age of the Annuitant when the Contract was issued. The charge is 0.10% of the amount of the enhanced death benefit for issue age 45 or less, 0.20% for issue age 46-55, and 0.40% for issue age 56-65. This charge is for the risks we assume in guaranteeing the enhanced death benefit. Except for some Contracts subject to New York law, we deduct the charge from the Divisions of the Separate

Account and the Guaranteed Interest Fund in proportion to the amounts you have invested. (For New York Contracts issued on or after 10/26/04, the charge is deducted only from the Separate Account Divisions and not from the Guaranteed Account.)

Premium Taxes    The Contract provides for the deduction of applicable premium taxes, if any, from Purchase Payments or from Contract benefits. Various jurisdictions levy premium taxes. Premium taxes generally range from 0% to 3.5% of total Purchase Payments. Many jurisdictions presently exempt from premium taxes annuities such as the Contract. As a matter of current practice, we do not deduct premium taxes from Purchase Payments received under the Contract or from Contract benefits. However, we reserve the right to deduct premium taxes in the future. The amount deducted, if any, may be more or less than the percentage charged by your state of residence.

Portfolio Expenses and Charges    The expenses borne by the Portfolios in which the assets of the Separate Account are invested are described in the attached mutual fund prospectuses.

For certain Portfolios, certain expenses may have been reimbursed or fees may have been waived during 2018 in addition to any contractual fee waiver or reimbursements. It is anticipated that any such voluntary expense reimbursement and fee waiver arrangements would continue past the current year, although certain arrangements may be terminated at any time. After taking into account these arrangements, as well as any contractual fee waiver or expense reimbursement arrangements, Annual Portfolio Operating Expenses would have ranged from a minimum of 0.20% to a maximum of 1.21%.

Expedited Delivery Charge    When, at your request, we incur the expense of providing expedited delivery of your redemption request (e.g., a complete or partial withdrawal) we assess the following charges: $15 for express mail delivery (plus $2 for “signature required” service) and $15 for a wire transfer.

Federal Income Taxes

Qualified and Non-Tax Qualified Plans

We offer the Contract for use under the tax-qualified plans (i.e., contributions are generally not taxable) identified below:

1.	Individual retirement annuities pursuant to the provisions of Section 408 of the Internal Revenue Code of 1986, as amended (the “Code”), including a traditional IRA established under Section 408(b).

2.	Roth IRAs pursuant to the provisions of Section 408A of the Code.

We also offer the Contract for use in non tax-qualified situations (i.e., contributions are not tax deductible).

Contribution Limitations and General Requirements Applicable to Contract

Traditional IRA    If an individual has earned income, the individual and the individual’s spouse, as defined under federal tax law, are each permitted to make a maximum contribution of $6,000 for 2019 and the limit is indexed thereafter. The contribution limit is reduced by contributions to any Roth IRAs of the Owner. A catch up contribution of $1,000 per year is allowed for Owners who are age 50 or older. Contributions cannot be made after age 70½. Annual contributions are generally deductible unless the Owner or the Owner’s spouse, as defined under federal tax law, is an “active participant” in another qualified plan during the taxable year.

Account B (Fee Based) Prospectus	17

If the Owner is an “active participant” in a plan, the deduction phases out at an adjusted gross income (“AGI”) of between $64,000—$74,000 for single filers and between $103,000—$123,000 (indexed) for married individuals filing jointly. If the Owner is not an “active participant” in a plan but the Owner’s spouse is, the Owner’s deduction phases out at an AGI of between $193,000—$203,000 (indexed). Federal income tax refunds can be deposited directly into an IRA, subject to the contribution limits.

The Owner may also make tax free rollover and direct transfer contributions to an IRA from the Owner’s other IRAs or tax qualified plans. The surviving spouse, as defined under federal tax law, can also roll over the deceased Owner’s IRA, tax deferred annuity or qualified plan to the spouse’s own IRA or any other plan in which the spouse participates that accepts rollovers. A nonspouse beneficiary also can roll over the deceased owner’s IRA, tax-deferred annuity or qualified plan to an inherited IRA in a trustee-to-trustee transfer, subject to the after death required minimum distribution rules. In addition, certain declared federal disaster relief or military service provisions may supplement this information.

An IRA is nonforfeitable and generally cannot be transferred.

Roth IRA    If an individual has earned income, the individual and the individual’s spouse are each permitted to make a maximum contribution of $6,000 for 2019 and is indexed thereafter. The contribution limit is reduced by contributions to any traditional IRAs of the Owner. A catch up contribution of $1,000 per year is allowed for Owners who are age 50 or older. The maximum contribution is phased out at an adjusted gross income (“AGI”) of between $122,000 and $137,000 for single filers, between $193,000 and $203,000 for married individuals filing jointly and between $0 and $10,000 for married individuals filing separately. Regular contributions to a Roth IRA are not deductible. In addition, certain declared federal disaster relief or military service provisions may supplement this information.

An IRA, SEP or SIMPLE IRA (after two years of participation in a SIMPLE IRA plan), and employer plans may be rolled over or converted to a Roth IRA. Special valuation rules may apply to the conversion. A rollover to a Roth IRA is fully taxable but is not subject to a 10% premature withdrawal penalty.

Non-Tax Qualified Contract    There are no federal tax limitations on who can purchase a non-tax qualified annuity or the amount that can be contributed to the Contract. Contributions to non-tax qualified Contracts are not deductible. For the Contract to qualify as a non-tax qualified annuity, the Contract death proceeds must be distributed to any non-spouse beneficiary either within five years of the Owner’s death or as substantially periodic payments over a period not to exceed the beneficiary’s life or life expectancy commencing within one year of the Owner’s death. The surviving spouse, as defined under federal tax law, is not subject to any distribution requirements.

Taxation of Contract Benefits

For Contracts held by individuals, no tax is payable as a result of any increase in the value of a Contract. Except for qualified distributions from Roth IRAs, Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the Code.

IRAs    As a general rule, benefits received as Annuity Payments or upon death or withdrawal from these contracts will be taxable as ordinary income when received.

Where nondeductible contributions are made to individual retirement annuities, the Owner may exclude from income that portion of each Annuity Payment which represents the ratio of the Owner’s “investment in the contract” to the Owner’s “expected return” as defined in Section 72, until the entire “investment in the contract” is recovered. Benefits paid in a form other than Annuity Payments will be taxed as ordinary income when received except for that portion of the payment which represents a pro rata return of the employee’s “investment in the contract.” After the Owner attains age 70½, a 50% penalty may be imposed on payments made from individual retirement annuities to the extent the payments are less than certain required minimum amounts. (See “Minimum Distribution Requirements.”) With certain limited exceptions, benefits from individual retirement annuity contracts are subject to the tax-free roll-over provisions of the Code.

A loan transaction, using a Contract purchased under a tax-qualified plan as collateral, will generally have adverse tax consequences. For example, such a transaction destroys the tax status of the individual retirement annuity and results in taxable income equal to the Contract Value.

Roth IRAs    Qualified distributions from a Roth IRA are not taxable. A qualified distribution is a distribution (1) made at least 5 years after the issuance of the Owner’s first Roth IRA, and (2) made after the Owner has attained age 59½, or a distribution made to a beneficiary after the Owner’s death, attributable to the Owner being disabled, or used to pay acquisition expenses of a qualified first time home purchase. A nonqualified distribution is taxable as ordinary income only to the extent it exceeds the “investment in the contract” as defined in Section 72. Distributions are not required to be made from a Roth IRA before the Owner’s death.

A withdrawal from a Roth IRA of part or all of an IRA rollover contribution within 5 years of the rollover is subject to a 10% premature withdrawal penalty (unless an exception applies). Rollover contributions are treated as withdrawn after regular contributions for this purpose.

A regular or conversion contribution to a Roth IRA can be recharacterized to an IRA in a trustee-to-trustee transfer provided the transfer includes the net income or loss allocable to the contribution and is completed by the due date for filing the Owner’s federal income tax return for the year the contribution was made. The recharacterized amount will be treated for tax purposes as originally made from the IRA. Recharacterized amounts can be reconverted to a Roth IRA once each calendar year. Benefits from a Roth IRA can be rolled over or transferred directed only to another Roth IRA.

18	Account B (Fee Based) Prospectus

Nonqualified Contracts    If the Owner of a non-tax qualified Contract elects to receive the entire value of the Contract as Annuity Payments under a variable income plan or fixed income plan, or a portion of the Contract as Annuity Payments under either Income Plan for a period of at least the Owner’s life expectancy or ten years, benefits received will be taxable as ordinary income to the extent they exceed that portion of each payment which represents the ratio of the Owner’s “investment in the contract” to the Owner’s “expected return” as defined in Section 72 (the “exclusion ratio”), until the entire “investment in the contract” is recovered. Benefits received in a lump sum or as partial annuity payments that do not qualify for exclusion ratio taxation will be taxable as ordinary income to the extent they exceed the “investment in the contract.” A partial withdrawal or collateral assignment prior to the Maturity Date will result in the receipt of gross income by the Owner to the extent that the amounts withdrawn or assigned do not exceed the excess (if any) of the total value of Accumulation Units over total purchase payments paid under the Contract less any amounts previously withdrawn or assigned. Thus, any investment gains reflected in the Contract Values are considered to be withdrawn first and are taxable as ordinary income. Investment gains will be determined by aggregating all non-tax qualified deferred Contracts we issue to the Owner during the same calendar year.

For taxable years beginning in 2013, part or all of the taxable benefits from and sales of non-tax qualified Contracts may be subject to an additional 3.8% Medicare tax. The tax will be assessed on the Owner’s net investment income for the year to the extent that the Owner’s adjusted gross income (with slight modifications) exceeds $250,000 (married filing jointly or surviving spouse), $125,000 (married filing separately) or $200,000 (other filers) (not indexed). The term “net investment income” is defined to include payments from non-tax qualified annuities and dispositions of property. You should consult a tax advisor about the impact of this new tax on distributions from your contract/policy.

One or more non-tax qualified Contracts can be wholly or partially exchanged for one or more other annuity contracts under Section 1035 of the Code without recognition of gain or loss. However, withdrawals taken within 6 months after a partial exchange may cause the partial exchange to be taxed as a withdrawal. Certain nonqualified Contracts not held by individuals, such as Contracts purchased by corporate employers in connection with deferred compensation plans, will not be taxed as annuity Contracts and increases in the value of the Contracts will be taxable in the year earned.

Premature Withdrawals    A penalty tax will apply to premature payments of Contract benefits. A penalty tax of 10% of the amount of the payment which is includible in income will be imposed on non-exempt withdrawals under individual retirement annuities, Roth IRAs, and nonqualified deferred annuities. Payments which are exempt from the penalty tax include payments upon disability, after age 59 1⁄2 and for certain substantially equal periodic payments for life. Additional exceptions for certain large medical expenses, reimbursement of health insurance premiums paid while the

Owner was unemployed, qualified education expenses and first time home purchases apply to IRAs and Roth IRAs.

Minimum Distribution Requirements    All of the Contracts are required to satisfy some form of minimum distribution requirement. A 50% excise tax applies for each violation of these requirements (except under nonqualified Contracts).

1. IRAs:    As a general rule, the Owner of these Contracts is required to take certain distributions during the Owner’s life and the beneficiary designated by the Owner is required to take the balance of the Contract Value within certain specified periods following the Owner’s death.

The Owner must take the first required distribution no later than the “required beginning date” and subsequent required distributions by December 31 of that year and each year thereafter. Payments must be calculated according to the Uniform Table provided in IRS regulations, which provides divisors based on the joint life expectancy of the Owner and an assumed beneficiary who is ten years younger. Where the beneficiary is the Owner’s spouse and the spouse is more than ten years younger than the Owner, distributions may be based upon their joint life expectancy instead of the Uniform Table. The required beginning date for IRAs is April 1 of the calendar year following the calendar year the Owner attains age 70½.

Upon the death of the Owner, the Owner’s beneficiary must take distributions under one of two main rules: (1) the life expectancy rule, or (2) the five year rule.

(1) Life Expectancy Rule: A beneficiary may take distributions based on the beneficiary’s life or life expectancy. Generally, distributions must commence by December 31 of the year following the year of the Owner’s death. (See below for exception for spouse beneficiary.)

(2) Five Year Rule: A beneficiary may elect to withdraw the entire account balance over five years, completing distribution no later than December 31 of the year containing the fifth anniversary of the Owner’s death.

If the Owner dies on or after the required beginning date, a minimum distribution must be made for the year of death, to the extent not already paid to the Owner.

2. Spousal Exceptions: If the designated beneficiary is the Owner’s spouse, as defined under federal tax law if the spouse elects the life expectancy rule, distributions do not need to begin until December 31 of the year following the year of the Owner’s death or, if later, by the end of the year the Owner would have attained age 70½ if the spouse elects the life expectancy rule, distributions do not need to begin until December 31 of the year following the year of the Owner’s death or, if later, by the end of the year the Owner would have attained age 70½. Alternatively, if the spouse elects the life expectancy rule, distributions do not need to begin until December 31 of the year following the year of the Owner’s death or, if later, by the end of the year the Owner would have attained age 70½.

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3. Nonspouse Transfers: A nonspouse designated beneficiary may directly roll over the death proceeds to an inherited IRA. The nonspouse designated beneficiary is then required to take distributions pursuant to the minimum distribution requirements discussed above.

4. Roth IRAs: The Owner of a Roth IRA is not required to take required minimum distributions during the Owner’s lifetime. However, after the Owner’s death, the beneficiary designated by the Owner is required to take distributions pursuant to the minimum distribution requirements discussed above.

5. Nonqualified Contracts: The Owner of a non-tax qualified Contract is not required to take required minimum distributions during the Owner’s lifetime. However, the designated beneficiary is required to take distributions pursuant to rules similar to the at death minimum distribution requirements for IRAs, except that (i) the first minimum distribution is due within 12 months of the Owner’s death, instead of by December 31 of the calendar year following the year of death and (ii) the surviving spouse, as defined under federal tax law, is not required by the federal tax law to take any distributions during his or her lifetime and may extend deferral by electing a spousal exchange.

Taxation of Northwestern Mutual

We may charge the appropriate Contracts with their shares of any tax liability which may result from the maintenance or operation of the Divisions of the Separate Account. We are currently making no charge. (See “Deductions.”)

Other Considerations

You should understand that the tax rules for annuities are complex and cannot be readily summarized. The foregoing discussion does not address special rules applicable in many situations, rules governing Contracts issued or purchase payments made in past years, current legislative proposals, or state or other law. This tax discussion is intended for the promotion of Northwestern Mutual Life products. It does not constitute legal or tax advice, and is not intended to be used and cannot be used to avoid any penalties that may be imposed on a taxpayer. Taxpayers should seek advice based on their particular circumstances from an independent tax advisor. Before you purchase a Contract, we advise you to consult qualified tax counsel.

Contract Owner Services

While the following services are generally available under the Contract, not all of them may be available to Owners of Contracts held in the Fee-Based Program in which you participate. For more information, contact your Investment Professional.

Automatic Dollar-Cost Averaging    The Dollar-Cost Averaging Plan is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of money (expressed in whole percentages and in amounts of at least $100) into the Divisions over a period of time by systematically and automatically transferring, on a monthly, quarterly, semi-annual, or annual basis, specified dollar amounts from the Government Money Market Division into the other Division(s). This allows you to potentially reduce the risk of investing most of your Purchase Payments into the Divisions at a time when prices are high. Transfers will end either when the amount in the Government Money Market Division is depleted or when you notify us to stop such transfers, whichever is earlier. There is no charge for the Dollar-Cost Averaging Plan. We reserve the right to modify or terminate the Dollar-Cost Averaging Plan at any time.

Dollar cost averaging does not assure a profit or protect against loss in a declining market. Carefully consider your willingness to continue payments during periods of low prices. You should consult your Financial Representative before deciding whether to elect dollar cost averaging.

Electronic Funds Transfer (“EFT”)    Another convenient way to invest using the dollar-cost averaging approach is through our EFT Plan. These automatic withdrawals allow you to add Purchase Payments to the Division(s) within your non-tax qualified Contract on a regular monthly basis through payments drawn directly on your checking account. There is no charge for the EFT service.

A program of regular investing cannot assure a profit or protect against loss in a declining market.

Systematic Withdrawal Plan    You can arrange to have regular amounts of money sent to you while your Contract is still in the accumulation phase. Our Systematic Withdrawal Plan allows you to automatically redeem Accumulation Units to generate monthly payments. The withdrawals may be taken either proportionately from each investment option or from specific investment options you designate. Systematic withdrawals continue until at least one of the following occurs: (1) the amount in any of the selected investment options is depleted; (2) less than 100 Accumulation Units remain in the Contract; (3) a systematic withdrawal plan terminates; (4) when the final amount is distributed and there is no value left in the Contract (in which case the Contract will terminate); or (5) you terminate systematic withdrawals. You may have to pay income taxes and tax penalties on amounts you receive. There is no charge for the Systematic Withdrawal Plan service. We reserve the right to modify or terminate this Systematic Withdrawal Plan at any time.

Automatic Required Minimum Distributions (“RMD”)    For IRAs, you can arrange for annual required minimum distributions to be sent to you automatically once you turn age 70 1⁄2.

20	Account B (Fee Based) Prospectus

Portfolio Rebalancing    To help you maintain your asset allocation over time, we offer a rebalancing service. This will automatically readjust your current investment option allocations, on a periodic basis (i.e., monthly, quarterly, semi-annually, or annually), back to the allocation percentages you have selected. There is no charge for this Portfolio Rebalancing feature. We reserve the right to modify or terminate this Portfolio Rebalancing feature at any time. If you transfer between underlying investment options, automatic portfolio rebalancing (“APR”) will ordinarily end and you will need to make a new APR election if you want APR to continue.

Only Contracts with accumulation values of $10,000 or more or those Contracts that have been annuitized are eligible. Portfolio rebalancing may only be used with the variable, not the fixed, investment options.

A program of regular investing cannot assure a profit or protect against loss in a declining market.

Interest Sweeps    If you select this service, we will automatically sweep or transfer interest from the Guaranteed Interest Fund (“GIF”) to any combination of Divisions. Interest earnings can be swept monthly, quarterly, semi-annually, or annually. Transfers (which must be expressed in whole percentages) will end either on a date you specify or when the amount of interest being transferred is less than $25, whichever is earlier.

Only contracts with $10,000 or more in the GIF are eligible. The amount and timing restrictions that ordinarily apply to transfers between the GIF and the investment Divisions do not apply to interest sweeps.

Substitution of Portfolio Shares and Other Changes    When permitted by law and subject to any required regulatory approvals, we reserve the right to eliminate a Portfolio and to substitute another Portfolio or mutual fund for such Portfolio if the shares of the Portfolio are no longer available for investment or, in our judgment, further investment in the Portfolio is no longer appropriate. In the event we take any action to substitute another Portfolio in the future, we may make an appropriate endorsement of your Contract and take other necessary actions.

Owner Inquiries and Instructions    Get up-to-date information about your Contract at your convenience with your User ID and password. Visit our website (www.northwesternmutual.com) to enroll for access to Division performance information, forms for routine service, and daily unit values for Contracts you own. Eligible Owners may also set up certain electronic payments, transfer invested assets among Divisions, and change the allocation of future contributions online, subject to our administrative procedures. For questions about your Contract or Division values, assistance with payments or distributions, or other contract changes (such as transferring among investment options, changing allocations, or obtaining Division performance information), please contact us toll-free at 1-888-455-2232.

The submission of transfer or withdrawal instructions by telephone or through our website (“Electronic Instructions”) must be made in accordance with our then current procedures for Electronic Instructions. However, we are not required to accept Electronic Instructions, and we will not be responsible for losses resulting from transactions based on unauthorized Electronic Instructions, provided we follow procedures reasonably designed to verify the authenticity of Electronic Instructions. Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, or your agent’s or ours, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Home Office. We reserve the right to limit, modify, suspend, or terminate the ability to make transfers via Electronic Instructions.

Householding    To reduce costs, we now send only a single copy of the same disclosure document(s) (such as prospectuses, prospectus supplements, reports, announcements, proxy statements, notices, and information statements) to each consenting household (rather than sending copies to each Owner residing in a household). If you are a member of such a household, you can revoke your consent to “householding” at any time, and can begin receiving your own copy of such disclosure documents by calling us at 1-888-455-2232.

Additional Information

The Distributor    We sell the Contracts through our Financial Representatives who also are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS, our wholly-owned company, was organized under Wisconsin law in 1998 and is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. NMIS is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority. NMIS is the principal underwriter of the Contracts, and has entered into a Distribution Agreement with us.

Although NMIS does not receive commissions on the sales of Contracts, it does receive fees for investment advice and other services provided to Contract Owners. The fees are based in part on the value of Contract assets held for their benefit by NMIS. The Contracts are offered to purchasers who pay periodic asset-based fees to an affiliated investment adviser such as NMIS (which is also a registered investment adviser) or our limited purpose federal savings bank (the Northwestern Mutual Wealth Management Company (“NMWMC”)) for providing investment advice and other services to Owners. For

Account B (Fee Based) Prospectus	21

more information, you may obtain a Northwestern Mutual Signature Annuities Disclosure Brochure from your Investment Professional.

Northwestern Mutual variable insurance and annuity products are available exclusively through NMIS and its registered representatives and cannot be held with or transferred to an unaffiliated broker-dealer. Except in limited circumstances, NMIS registered representatives are required to offer Northwestern Mutual variable insurance and annuity products. The amount and timing of sales compensation paid by insurance companies varies. The commissions, benefits, and other sales compensation that NMIS and its registered representatives receive for the sale of a Northwestern Mutual variable insurance or annuity product might be more or less than that received for the sale of a comparable product from another company. The individual NMIS or NMWMC Representative who recommends the Northwestern Mutual Signature Annuities advisory program to a client will receive a portion of the asset-based fee paid by the client. The amount of the compensation that a NMIS or NMWMC Representative may receive for recommending the Signature Annuities program may be more than what the individual would receive if the client paid separately for investment advice, brokerage, and other services.

NMIS and NMWMC use a system referred to as a “grid” for paying registered representatives commissions and fees for the sale or servicing of other investments such as mutual funds in brokerage accounts or advisory accounts. The higher level of overall commissions or fees for investments that your registered representative is responsible for generating, the higher percentage of commissions or fees they receive, which in turn lowers the percentage of fees or commissions retained by NMIS or NMWMC; those breakpoints and percentages are what is referred to as the grid. The grid payout percentages range between 35% and 95% payable to the registered representative, depending on the level of sales or fees generated by that registered representative during the previous year. Therefore, a registered representative’s current year grid level is set based on the registered representative’s previous year’s sales production. Sales of Contracts count towards sales production used to measure grid placement, even though commissions for Contracts are not paid out through the grid. The ability to improve grid placement in the following year provides an incentive for your registered representative to sell the Contract.

Because registered representatives of the Distributor are also our appointed agents, they may be eligible for various cash benefits, such as additional bonuses, insurance benefits, retirement benefits, and non-cash compensation programs that we offer, such as conferences, achievement recognition, prizes, and awards. In addition, Distributor’s registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. For example, registered representatives who meet certain annual sales production requirements with respect to their sales of Northwestern Mutual insurance and annuity products can qualify to receive additional cash compensation for their other sales of investment products and services. Sales of the Contracts help registered representatives and/or their managers qualify for such compensation and benefits.

Certain of the Distributor’s registered representatives may receive other payments from us for the recruitment, development, training, and supervision of Financial Representatives, production of promotional literature, and similar services. Commissions and other incentives and payments described above are not charged directly to Owners or to the Separate Account. We intend to recoup sales expenses through fees and charges deducted under the Contract.

Dividends     This Contract is eligible to share in the divisible surplus, if any, of the Company, except while payments are being made under a variable income plan. Each year we determine, in our sole discretion, the amount and appropriate allocation of divisible surplus. Divisible surplus credited to your Contract is referred to as a “dividend.” There is no guaranteed method or formula for the determination or allocation of divisible surplus. The Company’s approach is subject to change. There is no guarantee of a divisible surplus. Even if there is a divisible surplus, the payment of a dividend on this Contract is not guaranteed. It is not expected that any dividends will be payable on this Contract, except, possibly, on certain fixed installment plans.

We will credit dividends, if any, attributable to your Contract on the Contract anniversary. Dividends, if any, credited prior to the Maturity Date will be applied as a Net Purchase Payment on the Contract anniversary unless the Owner elects to have the dividend paid in cash. However, if the NYSE is closed on the Contract Anniversary, the amount of any dividend will be applied as of the next Valuation Date after the Contract anniversary. Dividends, if any, applied as a Net Purchase Payment will be allocated to the Divisions of the Separate Account according to the allocation of Net Premiums then in effect.

Voting Rights    As long as the Separate Account continues to be registered as a unit investment trust under the 1940 Act, and as long as Separate Account assets of a particular Division are invested in shares of a given Portfolio, we will vote the shares of that Portfolio held in the Separate Account in accordance with instructions we receive from (i) the Owners of Accumulation Units supported by assets of that Division; and (ii) the payees receiving payments under variable income plans supported by assets of that Division. Periodic reports relating to the Portfolios, proxy material, and a form (on which one can give instructions with respect to the proportion of shares of the Portfolio held in the Account corresponding to the Accumulation Units credited to the Contract, or the number of shares of the Portfolio held in the Account representing the actuarial liability under the variable income plan, as the case may be) will be made available to each Owner or payee. The number of shares will increase from year to year as additional purchase payments are made by the Contract Owner; after a variable income plan is in effect, the number of shares will decrease from year to year as the remaining actuarial liability declines. We will vote shares for which no instructions have been received and shares held in our General Account in the same proportion as the shares for which instructions have been received from Contract Owners and payees. Because of this proportional voting requirement, it is possible that a small number of Contract Owners and payees could determine the outcome of a particular vote.

22	Account B (Fee Based) Prospectus

Internal Annuity Exchanges    As a matter of current practice, which we may limit or stop at any time in our discretion, we permit owners of certain fixed and variable annuity contracts that we have previously issued to exchange those contracts for the Contract. Such exchanges are not intended to be available for all owners, as they may not be in a particular owner’s best interest. We are not presently charging an administrative fee on these transactions. We permit only one such transaction in any 12-month period.

Amounts exchanged from a front-load Contract to a Contract will not be subject to any additional front-end sales charge or withdrawal charge. We currently do not allow an exchange from a variable annuity contract we previously issued to a Contract when amounts exchanged from the previously issued variable annuity contract would be subject to a withdrawal charge, although we may allow such exchanges when there are no applicable withdrawal charges on the Contract being exchanged. Fixed annuity contracts, which are not described in this prospectus, are available for exchange to a Contract, however, any applicable withdrawal charge or market value adjustment may be assessed on amounts exchanged from the fixed annuity contract.

It is our current practice not to allow exchanges from a Contract to a back-load variable annuity contract or a front-load variable annuity contract.

Speculative Investing    Do not purchase this contract if you plan to use it, or any of its riders, for any type of speculative collective investment scheme (including, for example, arbitrage). Your Contract is not intended to be traded on any stock exchange or secondary market, and attempts to engage in such trading may violate state and/or federal law.

Abandoned Property Requirements    Every state has unclaimed property laws which generally declare insurance contracts/policies to be abandoned after a period of inactivity of three to five years from the contract’s/policy’s maturity date, the date the death benefit is due and payable, or in some states, the date the insurer learns of the death of the insured. For example, if the payment of the death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary, or if the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, the death benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit proceeds (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including addresses, if and as they change. Please call 1-888-455-2232 to make such changes.

Cybersecurity    The Company has administrative, technical and physical safeguards in place with respect to information security, nevertheless, our variable product business is potentially susceptible to operational and information security risks resulting from a cyber-attack as it is highly dependent upon the effective operation of our computer systems and those of our business partners. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

Legal Proceedings    Northwestern Mutual, like other life insurance companies, generally is involved in litigation at any given time. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the ability of Northwestern Mutual to meet its obligations under the Contract, on the Separate Account, or on NMIS and its ability to perform its duties as underwriter for the Separate Account.

Table of Contents for Statement of Additional Information

Page
DISTRIBUTION OF THE CONTRACT	B-3
DETERMINATION OF ANNUITY PAYMENTS	B-3
Amount of Annuity Payments	B-3
Annuity Unit Value	B-3
Illustrations of Variable Annuity Payments	B-4
VALUATION OF ASSETS OF THE ACCOUNT	B-4

Account B (Fee Based) Prospectus	23

TO: The Northwestern Mutual Life Insurance Company

Risk Products Department

Room T22

720 East Wisconsin Avenue

Milwaukee, WI 53202

Please send a Statement of Additional Information for the NML Variable Annuity Account B Flexible Payment Variable Annuity (Fee Based) to:

Name

Address

City                                                                                                                                  State                           Zip

APPENDIX A—Accumulation Unit Values

The following tables present the Accumulation Unit Values for Contracts offered by means of this prospectus. Number of units outstanding are shown in thousands.

Accumulation Unit Values

Contracts Issued On or After June 30, 2000

Northwestern Mutual Series Fund, Inc.

	December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Growth Stock Division
Accumulation Unit Value	$2.074	$2.055	$1.660	$1.626	$1.539	$1.416	$1.046	$0.930	$0.945	$0.844
Number of Units Outstanding	520	522	651	921	854	1,094	1,089	1,263	1,627	2,155
Focused Appreciation Division
Accumulation Unit Value	$4.940	$5.076	$3.812	$3.613	$3.191	$2.926	$2.276	$1.901	$2.032	$1.865
Number of Units Outstanding	562	580	394	352	255	300	348	369	388	344
Large Cap Core Stock Division
Accumulation Unit Value	$1.747	$1.866	$1.499	$1.399	$1.448	$1.338	$1.044	$0.939	$0.954	$0.848
Number of Units Outstanding	456	338	506	528	674	735	908	953	1,194	1,210
Large Cap Blend Division
Accumulation Unit Value	$1.645	$1.720	$1.450	$1.277	$1.313	$1.170	$0.897	$0.782	$0.803	$0.705
Number of Units Outstanding	10	10	10	11	—	—	—	—	51	15
Index 500 Stock Division
Accumulation Unit Value	$2.271	$2.388	$1.972	$1.771	$1.757	$1.554	$1.181	$1.024	$1.008	$0.880
Number of Units Outstanding	3,794	3,972	3,584	3,981	4,436	4,425	4,609	4,678	5,447	5,265
Large Company Value Division
Accumulation Unit Value	$1.510	$1.646	$1.487	$1.293	$1.350	$1.198	$0.916	$0.789	$0.780	$0.706
Number of Units Outstanding	130	43	91	140	204	280	374	639	1,115	1,371
Domestic Equity Division
Accumulation Unit Value	$2.743	$2.832	$2.498	$2.180	$2.190	$1.930	$1.445	$1.268	$1.261	$1.104
Number of Units Outstanding	1,122	1,346	1,586	1,757	2,051	2,276	2,603	3,136	4,330	5,277
Equity Income Division
Accumulation Unit Value	$3.025	$3.349	$2.891	$2.435	$2.620	$2.447	$1.890	$1.618	$1.639	$1.426
Number of Units Outstanding	1,349	1,370	1,700	1,831	1,963	2,090	2,574	2,624	2,937	3,138
Mid Cap Growth Stock Division
Accumulation Unit Value	$1.647	$1.784	$1.488	$1.481	$1.476	$1.365	$1.091	$0.978	$1.046	$0.848
Number of Units Outstanding	407	449	548	669	593	588	730	805	1,138	1,242
Index 400 Stock Division
Accumulation Unit Value	$3.986	$4.511	$3.904	$3.254	$3.346	$3.068	$2.312	$1.972	$2.018	$1.604
Number of Units Outstanding	840	860	878	890	1,179	1,219	1,335	1,365	1,690	1,809
Mid Cap Value Division
Accumulation Unit Value	$3.610	$4.157	$3.731	$3.038	$3.090	$2.657	$2.047	$1.762	$1.779	$1.489
Number of Units Outstanding	282	325	398	444	513	544	695	785	1,127	1,216
Small Cap Growth Stock Division
Accumulation Unit Value	$2.394	$2.721	$2.245	$2.007	$2.008	$1.854	$1.343	$1.231	$1.270	$1.013
Number of Units Outstanding	259	237	284	366	362	375	493	571	850	925
Index 600 Stock Division
Accumulation Unit Value	$2.148	$2.363	$2.100	$1.671	$1.717	$1.636	$1.167	$1.011	$1.006	$0.802
Number of Units Outstanding	476	474	468	490	441	454	473	468	481	361
Small Cap Value Division
Accumulation Unit Value	$3.915	$4.502	$4.047	$3.067	$3.255	$3.260	$2.483	$2.142	$2.179	$1.793
Number of Units Outstanding	274	321	391	453	480	517	563	615	937	1,134
International Growth Division
Accumulation Unit Value	$2.019	$2.283	$1.762	$1.831	$1.870	$1.965	$1.646	$1.400	$1.618	$1.394
Number of Units Outstanding	936	765	893	1,032	997	1,020	1,084	1,304	1,573	1,693
Research International Core Division
Accumulation Unit Value	$1.061	$1.233	$0.965	$0.980	$0.994	$1.069	$0.902	$0.776	$0.869	$0.786
Number of Units Outstanding	2,007	1,891	2,215	2,310	2,325	2,272	2,258	1,948	1,894	1,897
International Equity Division
Accumulation Unit Value	$1.908	$2.264	$1.858	$1.812	$1.859	$2.046	$1.691	$1.397	$1.559	$1.453
Number of Units Outstanding	3,080	3,191	2,966	3,217	3,346	3,539	3,991	4,388	4,881	5,365
Emerging Markets Equity Division
Accumulation Unit Value	$1.024	$1.192	$0.935	$0.861	$0.984	$1.053	$1.115	$0.941	$1.161	$0.939
Number of Units Outstanding	5,149	5,239	5,262	5,581	6,107	5,835	5,611	5,902	3,070	3,422

Account B (Fee Based) Prospectus	25

Accumulation Unit Values

Contracts Issued On or After June 30, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Government Money Market Division
Accumulation Unit Value	$1.274	$1.259	$1.256	$1.259	$1.263	$1.266	$1.269	$1.272	$1.275	$1.276
Number of Units Outstanding	3,035	2,934	2,832	3,069	3,416	3,555	2,321	2,281	2,303	2,135
Short-Term Bond Division
Accumulation Unit Value	$1.231	$1.218	$1.207	$1.191	$1.187	$1.186	$1.184	$1.164	$1.162	$1.125
Number of Units Outstanding	5,132	5,201	5,221	4,777	3,280	3,217	2,219	2,738	2,053	1,774
Select Bond Division
Accumulation Unit Value	$2.317	$2.330	$2.257	$2.198	$2.194	$2.086	$2.139	$2.045	$1.915	$1.803
Number of Units Outstanding	7,941	8,131	9,689	11,017	11,263	12,081	14,243	14,701	15,389	16,021
Long-Term U.S. Government Bond Division
Accumulation Unit Value	$1.945	$1.993	$1.847	$1.833	$1.867	$1.514	$1.752	$1.695	$1.319	$1.197
Number of Units Outstanding	1,127	1,012	382	376	349	341	495	486	735	563
Inflation Protection Division
Accumulation Unit Value	$1.378	$1.420	$1.376	$1.319	$1.353	$1.316	$1.441	$1.347	$1.208	$1.148
Number of Units Outstanding	2,485	2,522	2,515	2,851	4,362	5,025	9,175	9,370	9,443	8,596
High Yield Bond Division
Accumulation Unit Value	$3.005	$3.099	$2.910	$2.548	$2.592	$2.571	$2.438	$2.148	$2.061	$1.806
Number of Units Outstanding	1,277	1,450	1,669	1,694	2,113	2,395	2,008	2,296	2,521	2,617
Multi-Sector Bond Division
Accumulation Unit Value	$1.779	$1.809	$1.675	$1.513	$1.553	$1.509	$1.539	$1.344	$1.284	$1.139
Number of Units Outstanding	6,971	7,221	6,025	5,840	6,558	6,469	4,362	4,968	5,247	5,031
Balanced Division
Accumulation Unit Value	$2.042	$2.122	$1.902	$1.791	$1.799	$1.710	$1.531	$1.401	$1.377	$1.234
Number of Units Outstanding	102	119	123	345	390	521	544	570	515	473
Asset Allocation Division
Accumulation Unit Value	$2.260	$2.385	$2.083	$1.939	$1.955	$1.865	$1.605	$1.450	$1.457	$1.293
Number of Units Outstanding	152	156	156	166	206	206	216	251	251	258

Fidelity® Variable Insurance Products
	December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VIP Mid Cap Division
Accumulation Unit Value	$4.586	$5.400	$4.496	$4.031	$4.112	$3.892	$2.874	$2.518	$2.834	$2.212
Number of Units Outstanding	444	474	588	653	750	854	953	1,036	1,389	1,677
VIP Contrafund® Division
Accumulation Unit Value	$1.975	$2.123	$1.752	$1.632	$1.631	$1.466	$1.123	$0.971	$1.002	$0.860
Number of Units Outstanding	1,428	1,683	2,423	2,822	3,349	3,764	4,339	4,746	5,544	6,365

Neuberger Berman Advisers Management Trust
	December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMT Sustainable Equity Division
Accumulation Unit Value	$1.907	$2.030	$1.720	$1.571	$1.584	$1.440	$1.050	$0.950	$0.983	$0.803
Number of Units Outstanding	173	158	265	331	382	536	594	551	335	400
U.S. Strategic Equity Division
Accumulation Unit Value	$2.010	$2.232	$1.854	$1.682	$1.669	$1.500	$1.132	$0.982	$1.001	$0.863
Number of Units Outstanding	1,389	1,708	2,272	2,956	3,139	3,548	4,059	4,529	5,701	6,447
U.S. Small Cap Equity Division
Accumulation Unit Value	$2.483	$2.831	$2.460	$2.080	$2.249	$2.222	$1.593	$1.380	$1.446	$1.162
Number of Units Outstanding	219	276	296	287	437	472	568	634	843	1,035
International Developed Markets Division
Accumulation Unit Value	$1.500	$1.768	$1.420	$1.392	$1.415	$1.487	$1.224	$1.025	$1.181	$1.063
Number of Units Outstanding	2,734	3,180	3,412	3,550	4,032	4,316	4,517	4,854	4,867	5,598
Strategic Bond Division
Accumulation Unit Value	$2.251	$2.278	$2.201	$2.142	$2.153	$2.048	$2.086	$1.932	$1.852	$1.689
Number of Units Outstanding	4,284	4,604	4,341	4,719	4,725	4,939	3,250	3,548	3,479	3,950
Global Real Estate Securities Division
Accumulation Unit Value	$4.391	$4.675	$4.196	$4.087	$4.091	$3.578	$3.464	$2.725	$2.942	$2.402
Number of Units Outstanding	1,150	1,169	1,210	1,337	1,544	1,615	1,803	1,910	2,467	2,896

26	Account B (Fee Based) Prospectus

Accumulation Unit Values

Contracts Issued On or After June 30, 2000 (continued)

Russell Investment Funds LifePoints® Variable Target Portfolio Series

	December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Moderate Strategy Division
Accumulation Unit Value	$1.511	$1.595	$1.456	$1.357	$1.385	$1.325	$1.246	$1.125	$1.128	$1.005
Number of Units Outstanding	150	150	150	150	126	126	126	126	—	—
Balanced Strategy Division
Accumulation Unit Value	$1.480	$1.594	$1.428	$1.314	$1.350	$1.295	$1.156	$1.027	$1.056	$0.929
Number of Units Outstanding	—	—	107	107	107	107	107	107	2	14
Growth Strategy Division
Accumulation Unit Value	$1.415	$1.544	$1.340	$1.225	$1.272	$1.230	$1.059	$0.930	$0.980	$0.855
Number of Units Outstanding	—	—	—	—	—	—	—	—	—	—
Equity Growth Strategy Division
Accumulation Unit Value	$1.323	$1.466	$1.251	$1.133	$1.183	$1.147	$0.961	$0.833	$0.892	$0.778
Number of Units Outstanding	—	—	—	—	—	—	—	—	—	—

Credit Suisse Trust
	December 31,
	2018	2017	2016	2015	2014	2013
Credit Suisse Trust Commodity Return Strategy Division(a),(b)
Accumulation Unit Value	$4.315	$4.901	$4.845	$4.340	$5.810	$7.019
Number of Units Outstanding	872	819	672	663	591	541

(a)	The initial investment was made on November 15, 2013.

(b)	For some of the period shown Northwestern Mutual reimbursed the Division to the extent the net operating expenses of the Credit Suisse Trust Commodity. Return Strategy Portfolio exceeded 0.95%.

Account B (Fee Based) Prospectus	27

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2019

FLEXIBLE PAYMENT VARIABLE ANNUITY (Fee Based)

An individual flexible payment Variable Annuity Contract (the “Contract”) for Individual Retirement

Annuities (“IRAs”), Roth IRAs and Non-Tax Qualified Annuities

and Non-Qualified Plans.

Issued by The Northwestern Mutual Life Insurance Company

and

NML Variable Annuity Account B

This Statement of Additional Information (“SAI”) is not a prospectus, but supplements and should be read in conjunction with the prospectus for the Contract identified above and dated the same date as this SAI. A copy of the prospectus may be obtained by writing The Northwestern Mutual Life Insurance Company, Risk Products Department, Room T22, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, calling telephone number 1-888-455-2232, or visiting the website www.northwesternmutual.com.

DISTRIBUTION OF THE CONTRACT

Northwestern Mutual Investment Services, LLC (“NMIS”) is the distributor of the Contract and is considered the principal underwriter of the Contract. NMIS is a wholly-owned company of Northwestern Mutual. NMIS may enter into selling agreements with other affiliated and unaffiliated broker-dealers to distribute the Contract. The principal business address of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. The offering is continuous. No underwriting commissions have been paid to, or retained by, NMIS.

DETERMINATION OF ANNUITY PAYMENTS

The following discussion of the method for determining the amount of monthly annuity payments under a variable income plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: “Variable Income Plans,” including “Description of Variable Income Plans,” “Amount of Annuity Payments,” and “Assumed Investment Rate”; “Dividends”; and “Deductions.”

Amount of Annuity Payments The amount of the first annuity payment under a variable Income Plan will be determined on the basis of the particular Income Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant’s adjusted age and sex. The amount of the first payment is the sum of the payments from each Division of the Account determined by applying the appropriate annuity payment rate to the product of the number of Accumulation Units in the Division on the effective date of the Income Plan and the Accumulation Unit value for the Division on that date. Annuity rates currently in use are based on the 2012 Individual Annuity Mortality Period Table with 125% of Projection Scale G2, a 5.00% load, and an age adjustment. For currently-issued contracts (“RR series”), the Company may offer higher initial payment rates.

Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. After the effective date of an Income Plan a Contract will not share in the divisible surplus of Northwestern Mutual.

The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Income Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.

The amount of each variable annuity payment after the first is the sum of payments from each Division determined by multiplying this fixed number of Annuity Units each month by the value of an Annuity Unit for the Division on (a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.

Annuity Unit Value The value of an Annuity Unit for each Division is established at $1.00 as of the date operations begin for that Division. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the deduction for mortality rate and expense risks assumed by Northwestern Mutual.

The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b)  an adjustment factor to reflect the Assumed Investment Rate used in calculating the annuity rate tables.

Illustrations of Variable Annuity Payments To illustrate the manner in which variable annuity payments are determined consider this example. Item (4) in the example shows the applicable monthly payment rate for a male, adjusted age 65, who has elected a life annuity Income Plan with a certain period of 10 years with an Assumed Investment Rate of 3-1/2% (Plan 2, as described in the prospectus). The example is for a Contract with sex-distinct rates.

(1)	Assumed number of Accumulation Units in Balanced Division on maturity date	25,000

(2)	Assumed Value of an Accumulation Unit in Balanced Division at maturity	$2.000000

(3)	Cash Value of Contract at maturity, (1) X (2)	$50,000

(4)	Assumed applicable monthly payment rate per $1,000 from annuity rate table	$4.90

(5)	Amount of first payment from Balanced Division, (3) X (4) divided by $1,000	$245.00

(6)	Assumed Value of Annuity Unit in Balanced Division at maturity	$1.500000

(7)	Number of Annuity Units credited in Balanced Division, (5) divided by (6)	163.33

The $50,000 value at maturity provides a first payment from the Balanced Division of $245.00, and payments thereafter of the varying dollar value of 163.33 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 163.33 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be 163.33 multiplied by $1.501000, or $245.16.

However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month was less than the Assumed Investment Rate of 3-1/2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $1.499000 the succeeding monthly payment would then be 163.33 X $1.499000, or $244.83.

For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.

VALUATION OF ASSETS OF THE ACCOUNT

The value of Portfolio or Fund shares held in each Division of the Account at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Portfolio or Fund has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual.

TRANSFERABILITY RESTRICTIONS

Ownership of a Contract purchased as an individual retirement annuity pursuant to Section 408(b) of the Internal Revenue Code of 1986, as amended, cannot be transferred except in limited circumstances involving divorce.

EXPERTS

The statutory financial statements of The Northwestern Mutual Life Insurance Company as of December 31, 2018 and 2017 and for each of the three years in the period ended December 31, 2018, and the financial statements of NML Variable Annuity Account B as of December 31, 2018 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The address of PricewaterhouseCoopers LLP is 833 East Michigan Street, Suite 1200, Milwaukee, Wisconsin 53202.

Annual Report December 31, 2018

Northwestern Mutual Variable Annuity Account B

Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Northwestern Mutual Life Insurance Company and the Contract Owners of NML Variable Annuity Account B

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the Divisions of NML Variable Annuity Account B indicated in the table below as of December 31, 2018, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Divisions in the NML Variable Annuity Account B as of December 31, 2018, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Growth Stock Division (1)	Mid Cap Value Division (1)	Select Bond Division (1)	U.S. Strategic Equity Division (1)
Focused Appreciation Division (1)	Small Cap Growth Stock Division (1)	Long-Term U.S. Government Bond Division (1)	U.S. Small Cap Equity Division (1)
Large Cap Core Stock Division (1)	Index 600 Stock Division (1)	Inflation Protection Division (1)	International Developed Markets Division (1)
Large Cap Blend Division (1)	Small Cap Value Division (1)	High Yield Bond Division (1)	Strategic Bond Division (1)
Index 500 Stock Division (1)	International Growth Division (1)	Multi-Sector Bond Division (1)	Global Real Estate Securities Division (1)
Large Company Value Division (1)	Research International Core Division (1)	Balanced Division (1)	LifePoints Moderate Strategy Division (1)
Domestic Equity Division (1)	International Equity Division (1)	Asset Allocation Division (1)	LifePoints Balanced Strategy Division (1)
Equity Income Division (1)	Emerging Markets Equity Division (1)	Fidelity VIP Mid Cap Division (1)	LifePoints Growth Strategy Division (1)
Mid Cap Growth Stock Division (1)	Government Money Market Division (1)	Fidelity VIP Contrafund Division (1)	LifePoints Equity Growth Strategy Division (1)
Index 400 Stock Division (1)	Short-Term Bond Division (1)	AMT Sustainable Equity Division (1)	Credit Suisse Trust Commodity Return Strategy Division (1)
(1) Statement of operations for the year ended December 31, 2018 and statement of changes in net assets for the years ended December 31, 2018 and 2017

Basis for Opinions

These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the Divisions in the NML Variable Annuity Account B based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the Divisions in the NML Variable Annuity Account B in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2018 by correspondence with the underlying registered investment companies. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Milwaukee, Wisconsin

April 26, 2019

We have served as the auditor of one or more of the Divisions in NML Variable Annuity Account B since 1968.

2

Northwestern Mutual Variable Annuity Account B

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

December 31, 2018 (in thousands, except accumulation unit values)

		Focused
	Growth Stock Division	Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$284,992	$546,946	$175,687	$61,668	$1,501,684
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	28	5	12	-	-

Total Assets	285,020	546,951	175,699	61,668	1,501,684

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	1	30
Due to Participants	568	311	541	43	2,272

Total Liabilities	568	311	541	44	2,302

Total Net Assets	$284,452	$546,640	$175,158	$61,624	$1,499,382

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$822	$361	$235	$40	$11,979
Annuity Reserves	-	-	27	-	323
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	59,195	37,115	39,377	5,916	276,956
Annuity Reserves	557	319	735	87	4,946
On or After March 31, 1995 and Prior to March 31, 2000
Front Load Version
Accumulation Units (4)	24,259	9,238	13,130	1,597	65,654
Annuity Reserves	362	117	508	-	1,224
Back Load Version
Accumulation Units (5)	75,044	30,945	48,770	4,175	211,654
Annuity Reserves	266	91	411	9	1,093
On or After March 31, 2000
Front Load Version
Accumulation Units (6)	43,268	219,983	25,242	23,038	427,369
Annuity Reserves	398	2,465	156	332	6,491
Back Load Version
Class A Accumulation Units (7)	48,075	86,326	27,259	13,573	207,034
Class B Accumulation Units (8)	30,763	155,672	18,318	12,723	272,550
Annuity Reserves	339	1,127	169	118	3,207
On or After October 16, 2006 - Fee Based Version Version
Accumulation Units (9)	1,078	2,776	796	16	8,615
Annuity Reserves	26	105	25	-	287

Total Net Assets	$284,452	$546,640	$175,158	$61,624	$1,499,382

(1) Investments, at cost	$268,723	$503,242	$193,050	$58,992	$1,099,855
Mutual Fund Shares Held	103,483	213,068	133,806	56,370	327,236
(2) Accumulation Unit Value	$6.191870	$4.641257	$4.146023	$1.570522	$10.775757
Units Outstanding	133	78	57	25	1,112
(3) Accumulation Unit Value	$5.472954	$4.291278	$3.664567	$1.481405	$9.363840
Units Outstanding	10,816	8,649	10,745	3,994	29,577
(4) Accumulation Unit Value	$6.184163	$4.900511	$4.139488	$1.635495	$6.995180
Units Outstanding	3,923	1,885	3,172	977	9,386
(5) Accumulation Unit Value	$5.472954	$4.291278	$3.664567	$1.481405	$9.363840
Units Outstanding	13,712	7,211	13,309	2,818	22,603
(6) Accumulation Unit Value	$1.979137	$4.825288	$1.601352	$1.616768	$2.147933
Units Outstanding	21,862	45,590	15,763	14,250	198,967
(7) Accumulation Unit Value	$1.979137	$4.825288	$1.601352	$1.616768	$2.147933
Units Outstanding	24,290	17,890	17,022	8,395	96,388
(8) Accumulation Unit Value	$5.472954	$4.291278	$3.664567	$1.481405	$9.363840
Units Outstanding	5,621	36,276	4,999	8,589	29,107
(9) Accumulation Unit Value	$2.073988	$4.939933	$1.746744	$1.645237	$2.270665
Units Outstanding	520	562	456	10	3,794

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

December 31, 2018 (in thousands, except accumulation unit values)

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$75,967	$454,139	$467,299	$371,774	$430,898
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	7	14	109	19

Total Assets	75,967	454,146	467,313	371,883	430,917

Liabilities:
Due to Northwestern Mutual Life Insurance Company	2	-	-	-	-
Due to Participants	53	210	169	698	535

Total Liabilities	55	210	169	698	535

Total Net Assets	$75,912	$453,936	$467,144	$371,185	$430,382

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$28	$278	$209	$952	$276
Annuity Reserves	18	-	-	65	126
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	8,127	39,691	32,909	154,191	55,527
Annuity Reserves	295	664	503	2,378	1,193
On or After March 31, 1995 and Prior to March 31, 2000
Front Load Version
Accumulation Units (4)	1,396	10,800	7,732	26,836	16,930
Annuity Reserves	32	212	490	277	357
Back Load Version
Accumulation Units (5)	4,782	31,338	22,846	96,814	42,289
Annuity Reserves	3	101	140	170	245
On or After March 31, 2000
Front Load Version
Accumulation Units (6)	26,177	183,264	195,251	27,371	138,014
Annuity Reserves	204	4,854	3,564	300	2,506
Back Load Version
Class A Accumulation Units (7)	15,485	76,972	69,216	37,720	79,878
Class B Accumulation Units (8)	19,107	102,036	128,675	23,291	88,771
Annuity Reserves	62	588	1,438	151	857
On or After October 16, 2006 - Fee Based Version Version
Accumulation Units (9)	196	3,077	4,082	669	3,347
Annuity Reserves	-	61	89	-	66

Total Net Assets	$75,912	$453,936	$467,144	$371,185	$430,382

(1) Investments, at cost	$85,536	$356,623	$477,713	$432,511	$426,135
Mutual Fund Shares Held	85,356	293,182	305,026	138,155	248,356
(2) Accumulation Unit Value	$1.441503	$2.558733	$2.842283	$9.988426	$4.546352
Units Outstanding	19	109	73	95	59
(3) Accumulation Unit Value	$1.359607	$2.345210	$2.627977	$8.679008	$4.120095
Units Outstanding	5,977	16,924	12,523	17,766	13,477
(4) Accumulation Unit Value	$1.501123	$2.718248	$3.001065	$5.000186	$4.867482
Units Outstanding	930	3,973	2,576	5,366	3,478
(5) Accumulation Unit Value	$1.359607	$2.345210	$2.627977	$8.679008	$4.120095
Units Outstanding	3,517	13,362	8,693	11,155	10,264
(6) Accumulation Unit Value	$1.483870	$2.671960	$2.955079	$1.573756	$3.769499
Units Outstanding	17,640	68,588	66,074	17,392	36,614
(7) Accumulation Unit Value	$1.483870	$2.671960	$2.955079	$1.573756	$3.769499
Units Outstanding	10,437	28,807	23,423	23,968	21,190
(8) Accumulation Unit Value	$1.359607	$2.345210	$2.627977	$8.679008	$4.120095
Units Outstanding	14,054	43,508	48,964	2,684	21,546
(9) Accumulation Unit Value	$1.510098	$2.742575	$3.025261	$1.646579	$3.985981
Units Outstanding	130	1,122	1,349	407	840

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

December 31, 2018 (in thousands, except accumulation unit values)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$286,381	$221,524	$156,362	$299,193	$436,649
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	16	13	6	17	5

Total Assets	286,397	221,537	156,368	299,210	436,654

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	259	403	98	236	191

Total Liabilities	259	403	98	236	191

Total Net Assets	$286,138	$221,134	$156,270	$298,974	$436,463

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$186	$201	$88	$388	$167
Annuity Reserves	2	167	121	-	-
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	18,395	28,870	15,604	30,124	22,574
Annuity Reserves	260	703	511	592	220
On or After March 31, 1995 and Prior to March 31, 2000
Front Load Version
Accumulation Units (4)	4,398	9,804	3,603	7,249	6,414
Annuity Reserves	261	47	54	133	137
Back Load Version
Accumulation Units (5)	13,895	28,709	9,543	22,539	20,661
Annuity Reserves	56	88	64	122	97
On or After March 31, 2000
Front Load Version
Accumulation Units (6)	126,131	62,139	61,652	106,532	192,553
Annuity Reserves	1,615	1,108	977	1,517	2,976
Back Load Version
Class A Accumulation Units (7)	36,051	47,442	22,324	58,324	61,308
Class B Accumulation Units (8)	83,147	41,024	40,241	69,689	126,582
Annuity Reserves	677	168	405	675	842
On or After October 16, 2006 - Fee Based Version Version
Accumulation Units (9)	1,017	620	1,022	1,072	1,889
Annuity Reserves	47	44	61	18	43

Total Net Assets	$286,138	$221,134	$156,270	$298,974	$436,463

(1) Investments, at cost	$306,886	$203,519	$158,456	$299,237	$413,084
Mutual Fund Shares Held	200,547	94,426	124,393	146,376	313,235
(2) Accumulation Unit Value	$3.391656	$4.962808	$2.050429	$3.653199	$1.883540
Units Outstanding	55	40	42	106	89
(3) Accumulation Unit Value	$3.135936	$4.497509	$1.934012	$3.348176	$1.726341
Units Outstanding	5,866	6,419	8,068	8,997	13,076
(4) Accumulation Unit Value	$3.581125	$5.313519	$2.135226	$3.880718	$2.000889
Units Outstanding	1,228	1,845	1,687	1,868	3,205
(5) Accumulation Unit Value	$3.135936	$4.497509	$1.934012	$3.348176	$1.726341
Units Outstanding	4,431	6,383	4,935	6,732	11,968
(6) Accumulation Unit Value	$3.526276	$2.392969	$2.110804	$3.814555	$1.966846
Units Outstanding	35,769	25,967	29,209	27,927	97,899
(7) Accumulation Unit Value	$3.526276	$2.392969	$2.110804	$3.814555	$1.966846
Units Outstanding	10,223	19,826	10,576	15,290	31,170
(8) Accumulation Unit Value	$3.135936	$4.497509	$1.934012	$3.348176	$1.726341
Units Outstanding	26,514	9,121	20,807	20,814	73,324
(9) Accumulation Unit Value	$3.609939	$2.393724	$2.148073	$3.915385	$2.018813
Units Outstanding	282	259	476	274	936

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

December 31, 2018 (in thousands, except accumulation unit values)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Government Money Market Division	Short-Term Bond Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$400,437	$972,548	$535,186	$245,864	$241,062
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	8	32	-	-	-

Total Assets	400,445	972,580	535,186	245,864	241,062

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	1	189	1
Due to Participants	182	810	232	400	251

Total Liabilities	182	810	233	589	252

Total Net Assets	$400,263	$971,770	$534,953	$245,275	$240,810

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$135	$855	$137	$184	$111
Annuity Reserves	-	84	-	5	18
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	14,618	131,575	24,001	44,772	19,980
Annuity Reserves	342	1,793	343	996	177
On or After March 31, 1995 and Prior to March 31, 2000
Front Load Version
Accumulation Units (4)	4,537	29,491	7,064	8,498	5,331
Annuity Reserves	136	513	242	114	92
Back Load Version
Accumulation Units (5)	10,916	89,209	18,028	19,207	11,666
Annuity Reserves	47	258	94	242	13
On or After March 31, 2000
Front Load Version
Accumulation Units (6)	200,195	356,896	257,263	51,284	100,802
Annuity Reserves	2,637	5,066	3,184	570	1,381
Back Load Version
Class A Accumulation Units (7)	36,788	143,233	57,353	76,529	38,325
Class B Accumulation Units (8)	126,713	205,131	160,424	38,664	55,468
Annuity Reserves	926	1,682	1,401	307	983
On or After October 16, 2006 - Fee Based Version Version
Accumulation Units (9)	2,129	5,878	5,273	3,866	6,315
Annuity Reserves	144	106	146	37	148

Total Net Assets	$400,263	$971,770	$534,953	$245,275	$240,810

(1) Investments, at cost	$402,893	$1,108,942	$543,714	$245,864	$241,365
Mutual Fund Shares Held	454,011	615,537	569,347	245,864	233,814
(2) Accumulation Unit Value	$1.012761	$4.254093	$0.977484	$3.357258	$1.174266
Units Outstanding	133	201	140	55	94
(3) Accumulation Unit Value	$0.955206	$3.741337	$0.922016	$2.789847	$1.107847
Units Outstanding	15,304	35,168	26,031	16,048	18,035
(4) Accumulation Unit Value	$1.054613	$3.757400	$1.017946	$1.632052	$1.223160
Units Outstanding	4,302	7,849	6,939	5,207	4,358
(5) Accumulation Unit Value	$0.955206	$3.741337	$0.922016	$2.789847	$1.107847
Units Outstanding	11,428	23,844	19,553	6,885	10,530
(6) Accumulation Unit Value	$1.042564	$1.893505	$1.006276	$1.255967	$1.209269
Units Outstanding	192,023	188,485	255,659	40,829	83,358
(7) Accumulation Unit Value	$1.042564	$1.893505	$1.006276	$1.255967	$1.209269
Units Outstanding	35,284	75,645	56,996	60,933	31,692
(8) Accumulation Unit Value	$0.955206	$3.741337	$0.922016	$2.789847	$1.107847
Units Outstanding	132,655	54,828	173,992	13,859	50,068
(9) Accumulation Unit Value	$1.060996	$1.908282	$1.024040	$1.273783	$1.230522
Units Outstanding	2,007	3,080	5,149	3,035	5,132

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

December 31, 2018 (in thousands, except accumulation unit values)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$1,701,387	$87,650	$302,433	$449,269	$729,729
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	17	2	2	2	2

Total Assets	1,701,404	87,652	302,435	449,271	729,731

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	2,147	155	414	359	665

Total Liabilities	2,147	155	414	359	665

Total Net Assets	$1,699,257	$87,497	$302,021	$448,912	$729,066

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$3,620	$63	$197	$408	$333
Annuity Reserves	96	-	-	-	18
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	147,277	7,688	18,671	39,315	43,057
Annuity Reserves	2,382	116	158	746	537
On or After March 31, 1995 and Prior to March 31, 2000
Front Load Version
Accumulation Units (4)	38,743	2,213	5,221	13,512	9,720
Annuity Reserves	481	-	56	72	510
Back Load Version
Accumulation Units (5)	101,825	5,183	11,337	38,226	29,740
Annuity Reserves	919	12	47	147	109
On or After March 31, 2000
Front Load Version
Accumulation Units (6)	693,757	31,976	134,021	170,369	320,278
Annuity Reserves	16,896	498	3,149	3,314	5,745
Back Load Version
Class A Accumulation Units (7)	278,780	17,537	44,325	70,498	105,858
Class B Accumulation Units (8)	388,966	19,937	80,032	106,873	197,811
Annuity Reserves	6,698	82	1,194	1,582	2,806
On or After October 16, 2006 - Fee Based Version Version
Accumulation Units (9)	18,396	2,192	3,424	3,837	12,402
Annuity Reserves	421	-	189	13	142

Total Net Assets	$1,699,257	$87,497	$302,021	$448,912	$729,066

(1) Investments, at cost	$1,752,601	$94,162	$320,708	$474,482	$749,572
Mutual Fund Shares Held	1,387,754	86,868	284,509	653,958	696,972
(2) Accumulation Unit Value	$16.904546	$1.856620	$1.315202	$4.297701	$1.698383
Units Outstanding	214	34	150	95	196
(3) Accumulation Unit Value	$14.045377	$1.751302	$1.240557	$3.798736	$1.602009
Units Outstanding	10,486	4,390	15,051	10,350	26,877
(4) Accumulation Unit Value	$3.139288	$1.933426	$1.369638	$4.354710	$1.768569
Units Outstanding	12,341	1,145	3,812	3,103	5,496
(5) Accumulation Unit Value	$14.045377	$1.751302	$1.240557	$3.798736	$1.602009
Units Outstanding	7,250	2,959	9,139	10,062	18,564
(6) Accumulation Unit Value	$2.277116	$1.911250	$1.353922	$2.924589	$1.748377
Units Outstanding	304,665	16,731	98,987	58,254	183,187
(7) Accumulation Unit Value	$2.277116	$1.911250	$1.353922	$2.924589	$1.748377
Units Outstanding	122,427	9,176	32,738	24,105	60,546
(8) Accumulation Unit Value	$14.045377	$1.751302	$1.240557	$3.798736	$1.602009
Units Outstanding	27,694	11,384	64,513	28,134	123,477
(9) Accumulation Unit Value	$2.316621	$1.945014	$1.377840	$3.004797	$1.779214
Units Outstanding	7,941	1,127	2,485	1,277	6,971

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

December 31, 2018 (in thousands, except accumulation unit values)

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	AMT Sustainable Equity Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$1,621,131	$196,207	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	372,466	521,934	-
Neuberger Berman Advisers Management Trust	-	-	-	-	273,159
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	577	8	17	34	14

Total Assets	1,621,708	196,215	372,483	521,968	273,173

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	5,313	519	295	278	136

Total Liabilities	5,313	519	295	278	136

Total Net Assets	$1,616,395	$195,696	$372,188	$521,690	$273,037

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$8,951	$379	$3,418	$241	$90
Annuity Reserves	619	-	122	-	-
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	738,867	33,413	30,349	28,343	10,246
Annuity Reserves	20,076	1,370	229	572	79
On or After March 31, 1995 and Prior to March 31, 2000
Front Load Version
Accumulation Units (4)	52,516	4,577	8,151	6,057	2,736
Annuity Reserves	3,292	250	143	493	49
Back Load Version
Accumulation Units (5)	186,171	22,239	24,573	20,359	7,609
Annuity Reserves	2,941	556	291	273	21
On or After March 31, 2000
Front Load Version
Accumulation Units (6)	215,378	43,311	140,761	234,234	129,352
Annuity Reserves	21,703	3,809	1,560	3,695	1,519
Back Load Version
Class A Accumulation Units (7)	200,507	47,878	71,033	68,639	26,614
Class B Accumulation Units (8)	154,111	35,829	88,703	154,842	93,784
Annuity Reserves	10,948	1,165	752	1,074	585
On or After October 16, 2006 - Fee Based Version Version
Accumulation Units (9)	208	344	2,036	2,819	330
Annuity Reserves	107	576	67	49	23

Total Net Assets	$1,616,395	$195,696	$372,188	$521,690	$273,037

(1) Investments, at cost	$1,674,462	$204,095	$409,629	$495,966	$247,131
Mutual Fund Shares Held	1,192,008	179,021	12,747	16,670	12,033
(2) Accumulation Unit Value	$15.705235	$2.108975	$4.308748	$1.885092	$1.820776
Units Outstanding	570	180	793	128	49
(3) Accumulation Unit Value	$13.052588	$1.932994	$3.983763	$1.778089	$1.717474
Units Outstanding	56,607	17,286	7,618	15,940	5,966
(4) Accumulation Unit Value	$4.345260	$2.240383	$4.549428	$1.962997	$1.896182
Units Outstanding	12,086	2,043	1,792	3,086	1,443
(5) Accumulation Unit Value	$13.052588	$1.932994	$3.983763	$1.778089	$1.717474
Units Outstanding	14,263	11,504	6,168	11,450	4,430
(6) Accumulation Unit Value	$1.972675	$2.202265	$4.479672	$1.940594	$1.874364
Units Outstanding	109,154	19,667	31,422	120,701	69,011
(7) Accumulation Unit Value	$1.972675	$2.202265	$4.479672	$1.940594	$1.874364
Units Outstanding	101,642	21,740	15,857	35,370	14,199
(8) Accumulation Unit Value	$13.052588	$1.932994	$3.983763	$1.778089	$1.717474
Units Outstanding	11,807	18,536	22,266	87,084	54,606
(9) Accumulation Unit Value	$2.041719	$2.260490	$4.585972	$1.974839	$1.907475
Units Outstanding	102	152	444	1,428	173

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

December 31, 2018 (in thousands, except accumulation unit values)

	U.S. Strategic Equity Division	U.S. Small Cap Equity Division	International Developed Markets Division	Strategic Bond Division	Global Real Estate Securities Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	132,247	55,299	137,473	620,206	588,645
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	12	2	4	4	-

Total Assets	132,259	55,301	137,477	620,210	588,645

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	2
Due to Participants	443	124	166	601	427

Total Liabilities	443	124	166	601	429

Total Net Assets	$131,816	$55,177	$137,311	$619,609	$588,216

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$63	$38	$80	$389	$436
Annuity Reserves	-	-	-	-	-
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	12,986	8,288	13,602	36,200	41,533
Annuity Reserves	168	28	177	699	585
On or After March 31, 1995 and Prior to March 31, 2000
Front Load Version
Accumulation Units (4)	6,795	2,894	5,795	12,228	11,013
Annuity Reserves	56	19	63	216	401
Back Load Version
Accumulation Units (5)	17,070	6,941	12,234	27,730	35,039
Annuity Reserves	35	18	59	201	172
On or After March 31, 2000
Front Load Version
Accumulation Units (6)	37,067	14,373	45,389	259,029	242,417
Annuity Reserves	1,065	211	368	4,118	3,296
Back Load Version
Class A Accumulation Units (7)	34,988	13,117	31,724	104,273	96,107
Class B Accumulation Units (8)	17,945	8,392	23,264	161,881	150,679
Annuity Reserves	676	314	321	2,669	1,372
On or After October 16, 2006 - Fee Based Version Version
Accumulation Units (9)	2,791	544	4,101	9,646	5,049
Annuity Reserves	111	-	134	330	117

Total Net Assets	$131,816	$55,177	$137,311	$619,609	$588,216

(1) Investments, at cost	$163,468	$67,432	$144,035	$648,000	$631,120
Mutual Fund Shares Held	10,080	4,663	13,693	61,590	44,193
(2) Accumulation Unit Value	$1.904211	$2.622344	$1.650532	$2.131225	$4.195705
Units Outstanding	33	14	49	182	104
(3) Accumulation Unit Value	$1.725623	$2.376428	$1.495765	$1.931442	$3.802249
Units Outstanding	7,525	3,488	9,094	18,743	10,923
(4) Accumulation Unit Value	$2.038668	$2.807594	$1.767145	$2.281768	$4.492077
Units Outstanding	3,333	1,031	3,279	5,359	2,452
(5) Accumulation Unit Value	$1.725623	$2.376428	$1.495765	$1.931442	$3.802249
Units Outstanding	9,892	2,921	8,179	14,357	9,215
(6) Accumulation Unit Value	$1.879762	$2.344880	$1.386320	$2.223832	$4.671736
Units Outstanding	19,719	6,130	32,737	116,478	51,890
(7) Accumulation Unit Value	$1.879762	$2.344880	$1.386320	$2.223832	$4.671736
Units Outstanding	18,613	5,594	22,883	46,889	20,572
(8) Accumulation Unit Value	$1.725623	$2.376428	$1.495765	$1.931442	$3.802249
Units Outstanding	10,399	3,531	15,553	83,814	39,629
(9) Accumulation Unit Value	$2.009642	$2.482900	$1.499935	$2.251353	$4.391475
Units Outstanding	1,389	219	2,734	4,284	1,150

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

December 31, 2018 (in thousands, except accumulation unit values)

	LifePoints Moderate Strategy Division	LifePoints Balanced Strategy Division	LifePoints Growth Strategy Division	LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	90,789	228,206	164,617	34,728	-
Credit Suisse Trust	-	-	-	-	302,167
Due from Northwestern Mutual Life Insurance Company	-	5	1	1	-

Total Assets	90,789	228,211	164,618	34,729	302,167

Liabilities:
Due to Northwestern Mutual Life Insurance Company	3	-	-	-	-
Due to Participants	3	48	46	130	142

Total Liabilities	6	48	46	130	142

Total Net Assets	$90,783	$228,163	$164,572	$34,599	$302,025

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$65	$-	$1	$-	$79
Annuity Reserves	-	-	-	-	-
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	10,885	19,476	9,322	1,211	11,313
Annuity Reserves	525	752	4	4	156
On or After March 31, 1995 and Prior to March 31, 2000
Front Load Version
Accumulation Units (4)	2,375	5,913	2,118	437	3,084
Annuity Reserves	24	449	-	137	37
Back Load Version
Accumulation Units (5)	5,401	11,990	7,105	2,146	8,507
Annuity Reserves	19	41	-	-	27
On or After March 31, 2000
Front Load Version
Accumulation Units (6)	27,379	77,253	61,335	11,564	152,863
Annuity Reserves	1,298	1,431	367	227	1,990
Back Load Version
Class A Accumulation Units (7)	19,606	44,262	19,595	5,964	27,170
Class B Accumulation Units (8)	22,460	65,871	64,006	12,909	92,195
Annuity Reserves	520	725	719	-	763
On or After October 16, 2006 - Fee Based Version Version
Accumulation Units (9)	226	-	-	-	3,763
Annuity Reserves	-	-	-	-	78

Total Net Assets	$90,783	$228,163	$164,572	$34,599	$302,025

(1) Investments, at cost	$99,250	$258,868	$179,072	$39,008	$424,039
Mutual Fund Shares Held	9,804	26,261	18,792	4,256	87,079

(2) Accumulation Unit Value	$1.442401	$1.413017	$1.350488	$1.262558	$4.184901
Units Outstanding	45	-	1	-	19

(3) Accumulation Unit Value	$1.360492	$1.332766	$1.273823	$1.190878	$4.027153
Units Outstanding	8,000	14,613	7,318	1,017	2,809

(4) Accumulation Unit Value	$1.502050	$1.471431	$1.406402	$1.314857	$4.297934
Units Outstanding	1,581	4,018	1,506	332	718

(5) Accumulation Unit Value	$1.360492	$1.332766	$1.273823	$1.190878	$4.027153
Units Outstanding	3,970	8,996	5,578	1,802	2,112

(6) Accumulation Unit Value	$1.484803	$1.454627	$1.390236	$1.299772	$4.265485
Units Outstanding	18,440	53,107	44,118	8,898	35,837

(7) Accumulation Unit Value	$1.484803	$1.454627	$1.390236	$1.299772	$4.265485
Units Outstanding	13,204	30,429	14,095	4,589	6,370

(8) Accumulation Unit Value	$1.360492	$1.332766	$1.273823	$1.190878	$4.027153
Units Outstanding	16,509	49,425	50,248	10,839	22,893

(9) Accumulation Unit Value	$1.511015	$1.480278	$1.414812	$1.322719	$4.314833
Units Outstanding	150	-	-	-	872

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

For the Year Ended December 31, 2018 (in thousands)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Income:
Dividend income	$2,194	$2,951	$2,976	$528	$26,218
Expenses:
Mortality and expense risk charges	2,975	4,989	1,949	553	14,716

Net investment income (loss)	(781)	(2,038)	1,027	(25)	11,502

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	16,175	28,306	10,272	4,285	50,579
Realized gain distribution	33,598	16,300	57,048	3,287	15,516

Realized gains (losses)	49,773	44,606	67,320	7,572	66,095

Change in unrealized appreciation/(depreciation) of investments during the period	(46,500)	(57,632)	(80,885)	(10,513)	(162,030)

Net increase (decrease) in net assets resulting from operations	$2,492	$(15,064)	$(12,538)	$ (2,966)	$(84,433)

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Income:
Dividend income	$1,506	$8,499	$10,799	$584	$5,408
Expenses:
Mortality and expense risk charges	725	3,849	4,373	4,700	4,108

Net investment income (loss)	781	4,650	6,426	(4,116)	1,300

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2,001	12,574	25,244	5,644	10,759
Realized gain distribution	6,465	16,822	40,581	72,779	31,746

Realized gains (losses)	8,466	29,396	65,825	78,423	42,505

Change in unrealized appreciation/(depreciation) of investments during the period	(16,485)	(50,479)	(124,193)	(106,482)	(102,308)

Net increase (decrease) in net assets resulting from operations	$(7,238)	$(16,433)	$(51,942)	$(32,175)	$(58,503)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Income:
Dividend income	$5,218	$-	$2,347	$1,843	$6,698
Expenses:
Mortality and expense risk charges	2,649	2,259	1,441	2,962	3,812

Net investment income (loss)	2,569	(2,259)	906	(1,119)	2,886

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	5,335	11,020	3,317	20,346	1,494
Realized gain distribution	30,114	21,574	7,030	26,389	-

Realized gains (losses)	35,449	32,594	10,347	46,735	1,494

Change in unrealized appreciation/(depreciation) of investments during the period	(82,398)	(61,115)	(28,088)	(90,933)	(62,722)

Net increase (decrease) in net assets resulting from operations	$(44,380)	$(30,780)	$(16,835)	$(45,317)	$(58,342)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

For the Year Ended December 31, 2018 (in thousands)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Government Money Market Division	Short-Term Bond Division

Income:
Dividend income	$7,128	$27,893	$7,438	$3,626	$3,676
Expenses:
Mortality and expense risk charges	3,449	9,375	4,346	1,954	1,852

Net investment income (loss)	3,679	18,518	3,092	1,672	1,824

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2,880	675	2,790	-	8
Realized gain distribution	-	-	-	-	-

Realized gains (losses)	2,880	675	2,790	-	8

Change in unrealized appreciation/(depreciation) of investments during the period	(71,812)	(204,369)	(89,705)	-	(450)

Net increase (decrease) in net assets resulting from operations	$(65,253)	$(185,176)	$(83,823)	$1,672	$1,382

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division

Income:
Dividend income	$38,518	$1,777	$6,249	$25,614	$22,458
Expenses:
Mortality and expense risk charges	13,471	701	2,393	3,854	5,695

Net investment income (loss)	25,047	1,076	3,856	21,760	16,763

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2,462	(920)	(711)	3,771	404
Realized gain distribution	-	2,058	-	-	-

Realized gains (losses)	2,462	1,138	(711)	3,771	404

Change in unrealized appreciation/(depreciation) of investments during the period	(44,823)	(4,896)	(13,602)	(41,896)	(32,161)

Net increase (decrease) in net assets resulting from operations	$(17,314)	$(2,682)	$(10,457)	$(16,365)	$(14,994)

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	AMT Sustainable Equity Division

Income:
Dividend income	$41,467	$4,227	$1,826	$2,557	$1,455
Expenses:
Mortality and expense risk charges	18,010	1,855	3,675	4,678	2,483

Net investment income (loss)	23,457	2,372	(1,849)	(2,121)	(1,028)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	19,564	6,390	19,876	20,973	10,714
Realized gain distribution	38,632	5,716	40,568	50,553	16,310

Realized gains (losses)	58,196	12,106	60,444	71,526	27,024

Change in unrealized appreciation/(depreciation) of investments during the period	(156,679)	(26,238)	(125,196)	(109,522)	(44,154)

Net increase (decrease) in net assets resulting from operations	$(75,026)	$(11,760)	$(66,601)	$(40,117)	$(18,158)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

For the Year Ended December 31, 2018 (in thousands)

	U.S. Strategic Equity Division	U.S. Small Cap Equity Division	International Developed Markets Division	Strategic Bond Division

Income:
Dividend income	$1,810	$313	$2,698	$13,229
Expenses:
Mortality and expense risk charges	1,234	562	1,223	4,876

Net investment income (loss)	576	(249)	1,475	8,353

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	9,231	3,403	2,364	(1,291)
Realized gain distribution	28,278	10,763	12,305	-

Realized gains (losses)	37,509	14,166	14,669	(1,291)

Change in unrealized appreciation/(depreciation) of investments during the period	(52,770)	(21,725)	(41,289)	(17,256)

Net increase (decrease) in net assets resulting from operations	$(14,685)	$(7,808)	$(25,145)	$(10,194)

	Global Real Estate Securities Division	LifePoints Moderate Strategy Division	LifePoints Balanced Strategy Division

Income:
Dividend income	$28,224	$4,350	$13,647
Expenses:
Mortality and expense risk charges	5,027	828	2,140

Net investment income (loss)	23,197	3,522	11,507

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(8,545)	(548)	2,324
Realized gain distribution	743	850	7,324

Realized gains (losses)	(7,802)	302	9,648

Change in unrealized appreciation/(depreciation) of investments during the period	(56,148)	(9,483)	(40,160)

Net increase (decrease) in net assets resulting from operations	$(40,753)	$(5,659)	$(19,005)

	LifePoints Growth Strategy Division	LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division

Income:
Dividend income	$9,073	$1,936	$8,177
Expenses:
Mortality and expense risk charges	1,629	346	2,543

Net investment income (loss)	7,444	1,590	5,634

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	3,057	700	(4,623)
Realized gain distribution	7,216	1,770	-

Realized gains (losses)	10,273	2,470	(4,623)

Change in unrealized appreciation/(depreciation) of investments during the period	(33,797)	(8,049)	(42,799)

Net increase (decrease) in net assets resulting from operations	$(16,080)	$(3,989)	$(41,788)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

(in thousands)

	Growth Stock Division		Focused Appreciation Division
	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$(781)	$(188)	$(2,038)	$(492)
Net realized gains (losses)	49,773	23,937	44,606	36,432
Net change in unrealized appreciation/(depreciation)	(46,500)	36,597	(57,632)	123,790

Net increase (decrease) in net assets resulting from operations	2,492	60,346	(15,064)	159,730

Contract Transactions:
Contract owners’ net payments	7,392	7,309	21,735	23,016
Annuity payments	(270)	(241)	(389)	(315)
Surrenders and other (net)	(25,854)	(21,158)	(45,910)	(38,791)
Transfers from other divisions or sponsor	177,967	173,869	915,326	920,187
Transfers to other divisions or sponsor	(183,388)	(182,474)	(945,846)	(951,173)

Net increase (decrease) in net assets resulting from contract transactions	(24,153)	(22,695)	(55,084)	(47,076)

Net increase (decrease) in net assets	(21,661)	37,651	(70,148)	112,654

Net Assets:
Beginning of period	306,113	268,462	616,788	504,134

End of period	$284,452	$306,113	$546,640	$616,788

Units issued during the period	64,765	75,361	187,848	223,375
Units redeemed during the period	(69,839)	(81,004)	(199,070)	(234,312)

Net units issued (redeemed) during period	(5,074)	(5,643)	(11,222)	(10,937)

	Large Cap Core Stock Division		Large Cap Blend Division
	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$1,027	$1,597	$(25)	$50
Net realized gains (losses)	67,320	9,423	7,572	6,790
Net change in unrealized appreciation/(depreciation)	(80,885)	31,073	(10,513)	4,473

Net increase (decrease) in net assets resulting from operations	(12,538)	42,093	(2,966)	11,313

Contract Transactions:
Contract owners’ net payments	5,675	4,497	2,013	2,683
Annuity payments	(307)	(285)	(46)	(38)
Surrenders and other (net)	(16,860)	(17,525)	(6,151)	(5,710)
Transfers from other divisions or sponsor	117,818	117,155	98,588	99,479
Transfers to other divisions or sponsor	(124,763)	(125,001)	(101,110)	(101,089)

Net increase (decrease) in net assets resulting from contract transactions	(18,437)	(21,159)	(6,706)	(4,675)

Net increase (decrease) in net assets	(30,975)	20,934	(9,672)	6,638

Net Assets:
Beginning of period	206,133	185,199	71,296	64,658

End of period	$175,158	$206,133	$61,624	$71,296

Units issued during the period	54,937	59,706	60,035	68,079
Units redeemed during the period	(59,744)	(66,645)	(64,239)	(71,253)

Net units issued (redeemed) during period	(4,807)	(6,939)	(4,204)	(3,174)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

(in thousands)

	Index 500 Stock Division		Large Company Value Division
	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$11,502	$12,813	$781	$994
Net realized gains (losses)	66,095	56,844	8,466	6,199
Net change in unrealized appreciation/(depreciation)	(162,030)	203,004	(16,485)	1,161

Net increase (decrease) in net assets resulting from operations	(84,433)	272,661	(7,238)	8,354

Contract Transactions:
Contract owners’ net payments	118,674	120,548	3,144	4,603
Annuity payments	(1,970)	(1,690)	(69)	(65)
Surrenders and other (net)	(125,100)	(110,701)	(7,240)	(6,467)
Transfers from other divisions or sponsor	1,644,578	1,381,629	131,385	129,315
Transfers to other divisions or sponsor	(1,659,020)	(1,379,044)	(132,870)	(130,149)

Net increase (decrease) in net assets resulting from contract transactions	(22,838)	10,742	(5,650)	(2,763)

Net increase (decrease) in net assets	(107,271)	283,403	(12,888)	5,591

Net Assets:
Beginning of period	1,606,653	1,323,250	88,800	83,209

End of period	$1,499,382	$1,606,653	$75,912	$88,800

Units issued during the period	548,766	518,483	85,677	91,803
Units redeemed during the period	(537,275)	(495,519)	(89,483)	(93,769)

Net units issued (redeemed) during period	11,491	22,964	(3,806)	(1,966)

	Domestic Equity Division		Equity Income Division
	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$4,650	$3,629	$6,426	$7,632
Net realized gains (losses)	29,396	16,644	65,825	53,364
Net change in unrealized appreciation/(depreciation)	(50,479)	32,783	(124,193)	17,277

Net increase (decrease) in net assets resulting from operations	(16,433)	53,056	(51,942)	78,273

Contract Transactions:
Contract owners’ net payments	46,677	47,624	15,788	18,196
Annuity payments	(516)	(782)	(571)	(534)
Surrenders and other (net)	(35,775)	(26,961)	(43,256)	(39,127)
Transfers from other divisions or sponsor	740,415	643,639	900,401	924,758
Transfers to other divisions or sponsor	(751,483)	(636,864)	(923,161)	(947,779)

Net increase (decrease) in net assets resulting from contract transactions	(682)	26,656	(50,799)	(44,486)

Net increase (decrease) in net assets	(17,115)	79,712	(102,741)	33,787

Net Assets:
Beginning of period	471,051	391,339	569,885	536,098

End of period	$453,936	$471,051	$467,144	$569,885

Units issued during the period	287,821	281,884	289,554	324,514
Units redeemed during the period	(288,182)	(270,849)	(305,782)	(340,083)

Net units issued (redeemed) during period	(361)	11,035	(16,228)	(15,569)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

(in thousands)

	Mid Cap Growth Stock Division		Index 400 Stock Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$(4,116)	$(3,460)	$1,300	$1,082
Net realized gains (losses)	78,423	3,595	42,505	33,309
Net change in unrealized appreciation/(depreciation)	(106,482)	73,399	(102,308)	28,117

Net increase (decrease) in net assets resulting from operations	(32,175)	73,534	(58,503)	62,508

Contract Transactions:
Contract owners’ net payments	8,552	9,848	37,729	37,481
Annuity payments	(443)	(432)	(615)	(503)
Surrenders and other (net)	(33,778)	(33,372)	(36,001)	(29,591)
Transfers from other divisions or sponsor	139,802	137,524	567,616	485,681
Transfers to other divisions or sponsor	(149,401)	(151,933)	(564,480)	(479,134)

Net increase (decrease) in net assets resulting from contract transactions	(35,268)	(38,365)	4,249	13,934

Net increase (decrease) in net assets	(67,443)	35,169	(54,254)	76,442

Net Assets:
Beginning of period	438,628	403,459	484,636	408,194

End of period	$371,185	$438,628	$430,382	$484,636

Units issued during the period	50,208	55,308	133,916	127,071
Units redeemed during the period	(53,882)	(60,563)	(132,691)	(123,396)

Net units issued (redeemed) during period	(3,674)	(5,255)	1,225	3,675

	Mid Cap Value Division		Small Cap Growth Stock Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$2,569	$1,979	$(2,259)	$(1,808)
Net realized gains (losses)	35,449	16,065	32,594	8,805
Net change in unrealized appreciation/(depreciation)	(82,398)	13,968	(61,115)	38,053

Net increase (decrease) in net assets resulting from operations	(44,380)	32,012	(30,780)	45,050

Contract Transactions:
Contract owners’ net payments	27,409	29,234	14,423	13,958
Annuity payments	(252)	(220)	(341)	(302)
Surrenders and other (net)	(24,099)	(20,377)	(19,957)	(16,203)
Transfers from other divisions or sponsor	567,156	521,080	259,529	228,510
Transfers to other divisions or sponsor	(567,950)	(524,830)	(260,105)	(236,469)

Net increase (decrease) in net assets resulting from contract transactions	2,264	4,887	(6,451)	(10,506)

Net increase (decrease) in net assets	(42,116)	36,899	(37,231)	34,544

Net Assets:
Beginning of period	328,254	291,355	258,365	223,821

End of period	$286,138	$328,254	$221,134	$258,365

Units issued during the period	153,175	149,634	79,788	80,263
Units redeemed during the period	(152,677)	(148,462)	(80,021)	(82,387)

Net units issued (redeemed) during period	498	1,172	(233)	(2,124)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

(in thousands)

	Index 600 Stock Division		Small Cap Value Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$906	$1,558	$(1,119)	$(163)
Net realized gains (losses)	10,347	6,770	46,735	33,393
Net change in unrealized appreciation/(depreciation)	(28,088)	8,471	(90,933)	4,307

Net increase (decrease) in net assets resulting from operations	(16,835)	16,799	(45,317)	37,537

Contract Transactions:
Contract owners’ net payments	17,776	17,885	9,613	12,398
Annuity payments	(236)	(169)	(295)	(252)
Surrenders and other (net)	(12,108)	(8,756)	(27,955)	(26,274)
Transfers from other divisions or sponsor	261,167	213,099	510,820	522,552
Transfers to other divisions or sponsor	(253,246)	(203,246)	(524,628)	(545,856)

Net increase (decrease) in net assets resulting from contract transactions	13,353	18,813	(32,445)	(37,432)

Net increase (decrease) in net assets	(3,482)	35,612	(77,762)	105

Net Assets:
Beginning of period	159,752	124,140	376,736	376,631

End of period	$156,270	$159,752	$298,974	$376,736

Units issued during the period	116,078	110,186	122,293	137,309
Units redeemed during the period	(110,585)	(101,100)	(130,050)	(147,173)

Net units issued (redeemed) during period	5,493	9,086	(7,757)	(9,864)

	International Growth Division		Research International Core Division

	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2018	2017	2018	2017

Operations:
Net investment income (loss)	$2,886	$2,214	$3,679	$3,434
Net realized gains (losses)	1,494	(702)	2,880	4,162
Net change in unrealized appreciation/(depreciation)	(62,722)	105,953	(71,812)	83,800

Net increase (decrease) in net assets resulting from operations	(58,342)	107,465	(65,253)	91,396

Contract Transactions:
Contract owners’ net payments	41,534	42,414	46,926	46,664
Annuity payments	(341)	(308)	(335)	(303)
Surrenders and other (net)	(34,008)	(28,199)	(30,363)	(24,101)
Transfers from other divisions or sponsor	892,731	814,266	889,160	793,702
Transfers to other divisions or sponsor	(883,780)	(821,588)	(872,973)	(801,083)

Net increase (decrease) in net assets resulting from contract transactions	16,136	6,585	32,415	14,879

Net increase (decrease) in net assets	(42,206)	114,050	(32,838)	106,275

Net Assets:
Beginning of period	478,669	364,619	433,101	326,826

End of period	$436,463	$478,669	$400,263	$433,101

Units issued during the period	443,095	442,081	808,879	788,737
Units redeemed during the period	(435,490)	(438,435)	(780,525)	(773,990)

Net units issued (redeemed) during period	7,605	3,646	28,354	14,747

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

(in thousands)

	International Equity Division		Emerging Markets Equity Division
	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$18,518	$16,420	$3,092	$573
Net realized gains (losses)	675	8,661	2,790	4,532
Net change in unrealized appreciation/(depreciation)	(204,369)	182,899	(89,705)	111,586

Net increase (decrease) in net assets resulting from operations	(185,176)	207,980	(83,823)	116,691

Contract Transactions:
Contract owners’ net payments	62,664	66,912	54,187	55,210
Annuity payments	(1,095)	(1,166)	(428)	(370)
Surrenders and other (net)	(83,905)	(76,769)	(38,412)	(31,224)
Transfers from other divisions or sponsor	1,691,710	1,620,895	1,117,526	1,015,024
Transfers to other divisions or sponsor	(1,671,858)	(1,649,525)	(1,078,041)	(1,015,442)

Net increase (decrease) in net assets resulting from contract transactions	(2,484)	(39,653)	54,832	23,198

Net increase (decrease) in net assets	(187,660)	168,327	(28,991)	139,889
Net Assets:
Beginning of period	1,159,430	991,103	563,944	424,055

End of period	$971,770	$1,159,430	$534,953	$563,944

Units issued during the period	670,688	667,118	1,102,503	1,023,832
Units redeemed during the period	(663,662)	(676,541)	(1,049,850)	(1,001,156)

Net units issued (redeemed) during period	7,026	(9,423)	52,653	22,676

	Government Money Market Division		Short-Term Bond Division
	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$1,672	$(642)	$1,824	$1,221
Net realized gains (losses)	-	3	8	88
Net change in unrealized appreciation/(depreciation)	-	-	(450)	(153)

Net increase (decrease) in net assets resulting from operations	1,672	(639)	1,382	1,156

Contract Transactions:
Contract owners’ net payments	49,309	59,492	16,305	18,830
Annuity payments	(302)	(608)	(258)	(227)
Surrenders and other (net)	(67,877)	(94,839)	(20,878)	(18,285)
Transfers from other divisions or sponsor	169,543	221,207	423,563	413,666
Transfers to other divisions or sponsor	(156,872)	(228,325)	(414,990)	(396,368)

Net increase (decrease) in net assets resulting from contract transactions	(6,199)	(43,073)	3,742	17,616

Net increase (decrease) in net assets	(4,527)	(43,712)	5,124	18,772

Net Assets:
Beginning of period	249,802	293,514	235,686	216,914

End of period	$245,275	$249,802	$240,810	$235,686

Units issued during the period	139,008	181,199	374,961	369,447
Units redeemed during the period	(141,748)	(203,164)	(372,038)	(354,879)

Net units issued (redeemed) during period	(2,740)	(21,965)	2,923	14,568

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

(in thousands)

	Select Bond Division		Long-Term U.S. Government Bond Division
	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$25,047	$21,325	$1,076	$988
Net realized gains (losses)	2,462	25,808	1,138	3,282
Net change in unrealized appreciation/(depreciation)	(44,823)	(2,389)	(4,896)	2,250

Net increase (decrease) in net assets resulting from operations	(17,314)	44,744	(2,682)	6,520

Contract Transactions:
Contract owners’ net payments	113,769	122,679	3,709	3,885
Annuity payments	(2,458)	(2,959)	(59)	(43)
Surrenders and other (net)	(146,547)	(124,928)	(7,610)	(7,472)
Transfers from other divisions or sponsor	3,088,092	2,984,188	149,489	157,659
Transfers to other divisions or sponsor	(3,051,979)	(2,892,545)	(148,080)	(156,092)

Net increase (decrease) in net assets resulting from contract transactions	877	86,435	(2,551)	(2,063)

Net increase (decrease) in net assets	(16,437)	131,179	(5,233)	4,457

Net Assets:
Beginning of period	1,715,694	1,584,515	92,730	88,273

End of period	$1,699,257	$1,715,694	$87,497	$92,730

Units issued during the period	1,020,720	960,923	84,836	87,848
Units redeemed during the period	(1,007,572)	(924,249)	(86,551)	(89,173)

Net units issued (redeemed) during period	13,148	36,674	(1,715)	(1,325)

	Inflation Protection Division		High Yield Bond Division

	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2018	2017	2018	2017

Operations:
Net investment income (loss)	$3,856	$(284)	$21,760	$21,474
Net realized gains (losses)	(711)	658	3,771	2,258
Net change in unrealized appreciation/(depreciation)	(13,602)	7,523	(41,896)	2,783

Net increase (decrease) in net assets resulting from operations	(10,457)	7,897	(16,365)	26,515

Contract Transactions:
Contract owners’ net payments	24,564	26,187	30,243	32,123
Annuity payments	(447)	(351)	(555)	(516)
Surrenders and other (net)	(26,447)	(20,755)	(38,661)	(33,414)
Transfers from other divisions or sponsor	605,370	573,694	779,697	757,244
Transfers to other divisions or sponsor	(594,953)	(551,924)	(780,669)	(746,746)

Net increase (decrease) in net assets resulting from contract transactions	8,087	26,851	(9,945)	8,691

Net increase (decrease) in net assets	(2,370)	34,748	(26,310)	35,206
Net Assets:
Beginning of period	304,391	269,643	475,222	440,016

End of period	$302,021	$304,391	$448,912	$475,222

Units issued during the period	468,070	445,167	243,075	240,083
Units redeemed during the period	(462,368)	(425,555)	(245,300)	(236,588)

Net units issued (redeemed) during period	5,702	19,612	(2,225)	3,495

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

(in thousands)

	Multi-Sector Bond Division		Balanced Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$16,763	$20,091	$23,457	$20,908
Net realized gains (losses)	404	828	58,196	46,999
Net change in unrealized appreciation/(depreciation)	(32,161)	24,908	(156,679)	116,157

Net increase (decrease) in net assets resulting from operations	(14,994)	45,827	(75,026)	184,064

Contract Transactions:
Contract owners’ net payments	68,316	70,140	62,292	69,400
Annuity payments	(737)	(659)	(6,912)	(7,079)
Surrenders and other (net)	(58,588)	(44,344)	(167,235)	(163,432)
Transfers from other divisions or sponsor	1,372,746	1,250,899	398,957	391,334
Transfers to other divisions or sponsor	(1,342,249)	(1,200,170)	(413,159)	(402,565)

Net increase (decrease) in net assets resulting from contract transactions	39,488	75,866	(126,057)	(112,342)

Net increase (decrease) in net assets	24,494	121,693	(201,083)	71,722

Net Assets:
Beginning of period	704,572	582,879	1,817,478	1,745,756

End of period	$729,066	$704,572	$1,616,395	$1,817,478

Units issued during the period	840,741	778,750	135,294	138,188
Units redeemed during the period	(818,527)	(733,987)	(144,209)	(145,625)

Net units issued (redeemed) during period	22,214	44,763	(8,915)	(7,437)

	Asset Allocation Division		Fidelity VIP Mid Cap Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$2,372	$2,522	$(1,849)	$(1,461)
Net realized gains (losses)	12,106	12,956	60,444	30,810
Net change in unrealized appreciation/(depreciation)	(26,238)	11,747	(125,196)	51,983

Net increase (decrease) in net assets resulting from operations	(11,760)	27,225	(66,601)	81,332

Contract Transactions:
Contract owners’ net payments	6,712	7,061	13,611	15,055
Annuity payments	(935)	(813)	(377)	(355)
Surrenders and other (net)	(17,947)	(17,313)	(36,714)	(33,430)
Transfers from other divisions or sponsor	105,004	102,272	667,694	673,826
Transfers to other divisions or sponsor	(102,503)	(101,206)	(681,426)	(696,742)

Net increase (decrease) in net assets resulting from contract transactions	(9,669)	(9,999)	(37,212)	(41,646)

Net increase (decrease) in net assets	(21,429)	17,226	(103,813)	39,686

Net Assets:
Beginning of period	217,125	199,899	476,001	436,315

End of period	$195,696	$217,125	$372,188	$476,001

Units issued during the period	46,979	49,045	131,695	148,417
Units redeemed during the period	(51,509)	(53,957)	(138,917)	(157,578)

Net units issued (redeemed) during period	(4,530)	(4,912)	(7,222)	(9,161)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

(in thousands)

	Fidelity VIP Contrafund Division		AMT Sustainable Equity Division
	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$(2,121)	$(125)	$(1,028)	$(798)
Net realized gains (losses)	71,526	40,873	27,024	15,967
Net change in unrealized appreciation/(depreciation)	(109,522)	57,617	(44,154)	29,751

Net increase (decrease) in net assets resulting from operations	(40,117)	98,365	(18,158)	44,920

Contract Transactions:
Contract owners’ net payments	46,311	47,824	25,582	26,305
Annuity payments	(542)	(478)	(178)	(163)
Surrenders and other (net)	(43,222)	(36,139)	(23,967)	(18,137)
Transfers from other divisions or sponsor	1,027,844	956,758	597,013	562,117
Transfers to other divisions or sponsor	(1,042,344)	(971,066)	(609,947)	(569,620)

Net increase (decrease) in net assets resulting from contract transactions	(11,953)	(3,101)	(11,497)	502

Net increase (decrease) in net assets	(52,070)	95,264	(29,655)	45,422

Net Assets:
Beginning of period	573,760	478,496	302,692	257,270

End of period	$521,690	$573,760	$273,037	$302,692

Units issued during the period	510,744	534,456	308,913	325,727
Units redeemed during the period	(516,326)	(536,321)	(314,483)	(325,564)

Net units issued (redeemed) during period	(5,582)	(1,865)	(5,570)	163

	U.S. Strategic Equity Division		U.S. Small Cap Equity Division
	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$576	$393	$(249)	$(441)
Net realized gains (losses)	37,509	22,685	14,166	8,832
Net change in unrealized appreciation/(depreciation)	(52,770)	5,915	(21,725)	782

Net increase (decrease) in net assets resulting from operations	(14,685)	28,993	(7,808)	9,173

Contract Transactions:
Contract owners’ net payments	3,222	2,947	1,426	1,575
Annuity payments	(300)	(259)	(97)	(94)
Surrenders and other (net)	(13,418)	(9,977)	(5,760)	(4,563)
Transfers from other divisions or sponsor	193,664	203,322	70,634	71,937
Transfers to other divisions or sponsor	(202,849)	(214,596)	(72,990)	(76,211)

Net increase (decrease) in net assets resulting from contract transactions	(19,681)	(18,563)	(6,787)	(7,356)

Net increase (decrease) in net assets	(34,366)	10,430	(14,595)	1,817

Net Assets:
Beginning of period	166,182	155,752	69,772	67,955

End of period	$131,816	$166,182	$55,177	$69,772

Units issued during the period	93,911	110,740	25,971	29,725
Units redeemed during the period	(103,257)	(120,718)	(28,334)	(32,637)

Net units issued (redeemed) during period	(9,346)	(9,978)	(2,363)	(2,912)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

(in thousands)

	International Developed Markets Division		Strategic Bond Division
	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$1,475	$2,929	$8,353	$3,435
Net realized gains (losses)	14,669	6,193	(1,291)	142
Net change in unrealized appreciation/(depreciation)	(41,289)	24,603	(17,256)	14,579

Net increase (decrease) in net assets resulting from operations	(25,145)	33,725	(10,194)	18,156

Contract Transactions:
Contract owners’ net payments	5,894	5,792	40,519	41,560
Annuity payments	(144)	(130)	(685)	(691)
Surrenders and other (net)	(12,499)	(11,415)	(56,044)	(46,986)
Transfers from other divisions or sponsor	264,594	268,328	1,268,509	1,262,832
Transfers to other divisions or sponsor	(263,231)	(272,860)	(1,255,595)	(1,223,741)

Net increase (decrease) in net assets resulting from contract transactions	(5,386)	(10,285)	(3,296)	32,974

Net increase (decrease) in net assets	(30,531)	23,440	(13,490)	51,130

Net Assets:
Beginning of period	167,842	144,402	633,099	581,969

End of period	$137,311	$167,842	$619,609	$633,099

Units issued during the period	165,330	177,857	618,376	609,729
Units redeemed during the period	(168,314)	(184,158)	(620,781)	(594,873)

Net units issued (redeemed) during period	(2,984)	(6,301)	(2,405)	14,856

	Global Real Estate Securities Division		LifePoints Moderate Strategy Division
	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$23,197	$17,507	$3,522	$1,363
Net realized gains (losses)	(7,802)	10,500	302	1,560
Net change in unrealized appreciation/(depreciation)	(56,148)	34,925	(9,483)	5,645

Net increase (decrease) in net assets resulting from operations	(40,753)	62,932	(5,659)	8,568

Contract Transactions:
Contract owners’ net payments	42,984	45,032	6,161	4,873
Annuity payments	(536)	(531)	(273)	(239)
Surrenders and other (net)	(47,239)	(41,963)	(9,088)	(9,215)
Transfers from other divisions or sponsor	1,096,956	1,046,454	41,673	48,431
Transfers to other divisions or sponsor	(1,108,819)	(1,030,649)	(45,573)	(47,284)

Net increase (decrease) in net assets resulting from contract transactions	(16,654)	18,343	(7,100)	(3,434)

Net increase (decrease) in net assets	(57,407)	81,275	(12,759)	5,134

Net Assets:
Beginning of period	645,623	564,348	103,542	98,408

End of period	$588,216	$645,623	$90,783	$103,542

Units issued during the period	249,391	248,375	30,853	35,194
Units redeemed during the period	(253,525)	(244,579)	(35,440)	(38,045)

Net units issued (redeemed) during period	(4,134)	3,796	(4,587)	(2,851)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

(in thousands)

	LifePoints Balanced Strategy Division		LifePoints Growth Strategy Division
	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$11,507	$3,927	$7,444	$4,083
Net realized gains (losses)	9,648	14,904	10,273	8,060
Net change in unrealized appreciation/(depreciation)	(40,160)	8,802	(33,797)	13,444

Net increase (decrease) in net assets resulting from operations	(19,005)	27,633	(16,080)	25,587

Contract Transactions:
Contract owners’ net payments	9,172	11,854	7,321	8,136
Annuity payments	(368)	(357)	(74)	(73)
Surrenders and other (net)	(21,386)	(24,231)	(13,223)	(16,023)
Transfers from other divisions or sponsor	139,912	143,613	85,759	92,287
Transfers to other divisions or sponsor	(146,817)	(149,668)	(92,708)	(98,930)

Net increase (decrease) in net assets resulting from contract transactions	(19,487)	(18,789)	(12,925)	(14,603)

Net increase (decrease) in net assets	(38,492)	8,844	(29,005)	10,984

Net Assets:
Beginning of period	266,655	257,811	193,577	182,593

End of period	$228,163	$266,655	$164,572	$193,577

Units issued during the period	98,287	105,653	63,306	74,335
Units redeemed during the period	(111,928)	(118,703)	(72,362)	(85,123)

Net units issued (redeemed) during period	(13,641)	(13,050)	(9,056)	(10,788)

	LifePoints Equity Growth Strategy Division		Credit Suisse Trust Commodity Return Strategy Division
	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$1,590	$937	$5,634	$23,715
Net realized gains (losses)	2,470	2,144	(4,623)	(1,957)
Net change in unrealized appreciation/(depreciation)	(8,049)	2,809	(42,799)	(17,890)

Net increase (decrease) in net assets resulting from operations	(3,989)	5,890	(41,788)	3,868

Contract Transactions:
Contract owners’ net payments	2,345	1,968	35,801	36,564
Annuity payments	(25)	(59)	(234)	(208)
Surrenders and other (net)	(4,113)	(6,055)	(22,258)	(17,381)
Transfers from other divisions or sponsor	26,716	26,919	717,286	648,072
Transfers to other divisions or sponsor	(27,234)	(23,853)	(700,980)	(619,066)

Net increase (decrease) in net assets resulting from contract transactions	(2,311)	(1,080)	29,615	47,981

Net increase (decrease) in net assets	(6,300)	4,810	(12,173)	51,849

Net Assets:
Beginning of period	40,899	36,089	314,198	262,349

End of period	$34,599	$40,899	$302,025	$314,198

Units issued during the period	20,483	24,204	160,300	147,702
Units redeemed during the period	(22,231)	(25,039)	(154,000)	(137,310)

Net units issued (redeemed) during period	(1,748)	(835)	6,300	10,392

The Accompanying Notes are an Integral Part of these Financial Statements.

Notes to Financial Statements

1.	Organization

Northwestern Mutual Variable Annuity Account B (“the Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual” or “sponsor”) used to fund individual flexible payment variable annuity contracts (“contracts”) for tax-deferred annuities, individual retirement annuities and non-tax qualified plans. Three versions of the contract are currently offered: Front Load contracts with a sales charge up to 4.50% of purchase payments; Back Load contracts with a withdrawal charge up to 6.00%; and Fee Based contracts with no sales or withdrawal charges.

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products Fund, Neuberger Berman Advisers Management Trust, Russell Investment Funds and Credit Suisse Trust (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940. The financial statements for the Funds should be read in conjunction with the financial statements of the Divisions. Each Division of the account indirectly bears exposure to the market, credit and liquidity risks of the Fund in which it invests.

On May 1, 2018, the Neuberger Berman AMT Socially Responsive Division was renamed the AMT Sustainable Equity Division.

2.	Significant Accounting Policies

A.

Use of Estimates – The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets for use in estimates. Actual results could differ from those estimates.

B.

Investment Valuation – The shares are valued at the Funds’ offering and redemption prices per share. As of December 31, 2018, all of the Account’s investments are identified as Level 1 securities for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification. Level 1 fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives. Level 2 fair value is determined by other significant observable inputs (including quoted prices for similar securities). Level 3 fair value is determined by significant unobservable inputs (including the Account’s own assumptions in determining fair value). There were no transfers between levels during the year. All changes in fair value are recorded as change in unrealized appreciation/(depreciation) of investments during the period in the statements of operations of the applicable Division.

C.

Investment Income, Securities Transactions and Contract Dividends – Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex-date of the dividends. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds. Certain contracts are eligible to receive contract dividends from Northwestern Mutual. Any contract dividends reinvested in the Account are reflected in Contract owners’ net payments in the accompanying financial statements.

D.

Due to Participants – Upon notification of death of the contract owner or maturity of a contract, a liability is recorded and is included in Due to Participants in the accompanying financial statements. This liability is identified as Level 1 for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification.

E.

Annuity Reserves – Annuity reserves represent the present value of all future payments on current variable income plans and are represented as annuity reserves in the statements of assets and liabilities.    Such reserves are determined by the Actuarial Department of Northwestern Mutual. Annuity reserves are based on published annuity tables with age adjustment and interest based on actual investment experience and assumed investment rates of 3.50% or 5.00%. For those contract holders that elect a fixed income plan option, the values accumulated are transferred out of the Account to the sponsor and all related payouts are funded by Northwestern Mutual.

F.

Taxes – Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code. The operations of the Account are included in Northwestern Mutual’ s consolidated income tax return. Under current law, no federal income taxes are payable with respect to the Account. Accordingly, no provision for any such liability has been made.

3.	Purchases and Sales of Investments

Purchases and sales of the Funds’ shares for the year ended December 31, 2018 were as follows (amounts in thousands):

Fund Name	Purchases	Sales
Growth Stock Division	$57,661	$48,878
Focused Appreciation Division	65,057	106,160
Large Cap Core Stock Division	71,770	32,366
Large Cap Blend Division	11,590	15,367
Index 500 Stock Division	229,421	225,687
Large Company Value Division	18,746	17,173
Domestic Equity Division	92,655	72,669
Equity Income Division	86,521	90,651
Mid Cap Growth Stock Division	93,531	60,864
Index 400 Stock Division	100,621	63,381
Mid Cap Value Division	79,358	44,836
Small Cap Growth Stock Division	53,038	40,318
Index 600 Stock Division	48,104	26,966
Small Cap Value Division	53,642	61,322
International Growth Division	78,101	59,350
Research International Core Division	84,540	48,633
International Equity Division	149,897	134,846
Emerging Markets Equity Division	123,284	65,612

Notes to Financial Statements

Fund Name	Purchases	Sales
Government Money Market Division	$144,530	$149,651
Short-Term Bond Division	44,351	39,107
Select Bond Division	261,928	237,034
Long-Term U.S. Government Bond Division	16,978	16,310
Inflation Protection Bond Division	55,553	43,646
High Yield Bond Division	80,688	69,451
Multi-Sector Bond Division	154,826	98,985
Balanced Division	195,579	260,844
Asset Allocation Division	31,901	33,926
Fidelity VIP Mid Cap Division	79,183	77,912
Fidelity VIP Contrafund Division	128,620	92,687
AMT Sustainable Equity Division	54,927	51,307
U.S. Strategic Equity Division	38,121	28,598
U.S. Small Cap Equity Division	16,234	12,435
International Developed Markets Division	32,180	23,864
Strategic Bond Division	96,636	92,077
Global Real Estate Securities Division	100,217	93,456
LifePoints Moderate Strategy Division	17,555	20,335
LifePoints Balanced Strategy Division	46,166	46,951
LifePoints Growth Strategy Division	31,393	29,785
LifePoints Equity Growth Strategy Division	9,299	8,157
Credit Suisse Trust Commodity Return Strategy Division	72,329	37,179

4.	Expenses and Related Party Transactions

A deduction for mortality and expense risks is determined daily and paid to Northwestern Mutual as compensation for assuming the risk that annuity payments will continue for longer periods than anticipated because the annuitants as a group live longer than expected, and the risk that the charges made by Northwestern Mutual may be insufficient to cover the actual costs incurred in connection with the contracts.

For contracts issued prior to December 17, 1981, the deduction is at an annual rate of 0.75% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a 1.00% annual rate.

For contracts issued after December 16, 1981 and prior to March 31, 1995, the deduction is at an annual rate of 1.25% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a maximum annual rate of 1.50%.

For contracts issued on or after March 31, 1995 and prior to March 31, 2000, for the Front Load version and the Back Load version, the deduction for mortality and expense risks on accumulation units is determined daily at annual rates of 0.40% and 1.25%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a maximum annual rate of 0.75% and 1.50%, respectively.

For contracts issued on or after March 31, 2000, for the Front Load version and the Back Load version, the deduction for mortality and expense risks is determined daily at annual rates of 0.50% and 1.25%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. Under the terms of the Back Load version of the contract, the net assets may be subject to the deduction for the Front Load version of the contract after the withdrawal charge period. Rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a maximum annual rate of 0.75% and 1.50% for the Front Load version and the Back Load version, respectively.

For Fee Based contracts issued on or after June 30, 2000, the deduction for mortality and expense risks is determined daily at an annual rate of 0.35% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased by the Board of Trustees of Northwestern Mutual not to exceed a maximum annual rate of 0.75%.

Notes to Financial Statements

5. Financial Highlights

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return, Lowest to Highest (1)
Growth Stock Division
2018	80,877	$1.979137	to	$6.191870	$284,452	0.69%	0.35% to 1.25%	0.00	%(2)	to	0.90%
2017	85,951	1.964404	to	6.161139	306,113	0.87	0.35 to 1.25	22.73		to	23.83
2016	91,594	1.588718	to	4.995165	268,462	0.87	0.35 to 1.25	1.20		to	2.11
2015	97,000	1.558224	to	4.911462	284,644	0.74	0.35 to 1.25	4.70		to	5.64
2014	102,658	1.477220	to	4.667715	292,136	0.59	0.35 to 1.25	7.67		to	8.64
Focused Appreciation Division
2018	118,141	$4.291278	to	$4.939933	$546,640	0.48%	0.35% to 1.25%	(3.55)%		to	(2.68)%
2017	129,363	4.449605	to	5.076121	616,788	0.73	0.35 to 1.25	31.97		to	33.16
2016	140,300	3.371663	to	3.812141	504,134	0.24	0.35 to 1.25	4.56		to	5.50
2015	152,744	3.224559	to	3.613247	521,639	0.00	0.35 to 1.25	12.23		to	13.25
2014	156,766	2.873055	to	3.190605	474,874	0.02	0.35 to 1.25	8.08		to	9.05
Large Cap Core Stock Division
2018	65,523	$1.601352	to	$4.146023	$175,158	1.49%	0.35% to 1.25%	(7.20)%		to	(6.37)%
2017	70,330	1.712864	to	4.445804	206,133	1.77	0.35 to 1.25	23.33		to	24.43
2016	77,269	1.378587	to	3.587029	185,199	2.16	0.35 to 1.25	6.24		to	7.19
2015	83,180	1.287981	to	3.359608	189,100	2.13	0.35 to 1.25	(4.26)		to	(3.40)
2014	88,619	1.335309	to	3.491694	213,197	1.49	0.35 to 1.25	7.22		to	8.19
Large Cap Blend Division
2018	39,058	$1.481405	to	$1.645237	$61,624	0.77%	0.35% to 1.25%	(5.20)%		to	(4.34)%
2017	43,262	1.562708	to	1.719920	71,296	0.89	0.35 to 1.25	17.55		to	18.61
2016	46,436	1.329366	to	1.450071	64,658	1.04	0.35 to 1.25	12.57		to	13.59
2015	50,379	1.180907	to	1.276624	61,931	0.87	0.35 to 1.25	(3.63)		to	(2.76)
2014	52,840	1.225351	to	1.312832	66,966	0.04	0.35 to 1.25	11.18		to	12.18
Index 500 Stock Division
2018	390,934	$2.147933	to	$10.775757	$1,499,382	1.60%	0.35% to 1.25%	(5.76)%		to	(4.91)%
2017	379,443	2.262276	to	11.377736	1,606,653	1.77	0.35 to 1.25	20.01		to	21.09
2016	356,479	1.871001	to	9.433212	1,323,250	1.86	0.35 to 1.25	10.35		to	11.34
2015	324,786	1.682892	to	8.505874	1,160,225	1.69	0.35 to 1.25	(0.09)		to	0.82
2014	303,332	1.671768	to	8.470669	1,144,785	1.60	0.35 to 1.25	12.05		to	13.06
Large Company Value Division
2018	52,704	$1.359607	to	$1.510098	$75,912	1.75%	0.35% to 1.25%	(9.07)%		to	(8.25)%
2017	56,510	1.495275	to	1.645847	88,800	2.01	0.35 to 1.25	9.72		to	10.71
2016	58,476	1.362750	to	1.486618	83,209	1.72	0.35 to 1.25	13.93		to	14.96
2015	61,343	1.196136	to	1.293194	76,044	1.59	0.35 to 1.25	(5.04)		to	(4.18)
2014	63,902	1.259638	to	1.349669	83,082	0.00	0.35 to 1.25	11.63		to	12.63
Domestic Equity Division
2018	176,393	$2.345210	to	$2.742575	$453,936	1.76%	0.35% to 1.25%	(4.02)%		to	(3.15)%
2017	176,754	2.443559	to	2.831891	471,051	1.64	0.35 to 1.25	12.37		to	13.38
2016	165,719	2.174598	to	2.497727	391,339	1.88	0.35 to 1.25	13.55		to	14.58
2015	154,309	1.915024	to	2.179944	318,448	1.80	0.35 to 1.25	(1.33)		to	(0.44)
2014	149,921	1.940876	to	2.189636	311,373	1.67	0.35 to 1.25	32.37		to	33.56
Equity Income Division
2018	163,675	$2.627977	to	$3.025261	$467,144	2.00%	0.35% to 1.25%	(10.47)%		to	(9.67)%
2017	179,903	2.935634	to	3.349027	569,885	2.20	0.35 to 1.25	14.81		to	15.84
2016	195,472	2.557036	to	2.891127	536,098	2.03	0.35 to 1.25	17.69		to	18.75
2015	216,707	2.172680	to	2.434611	501,882	1.72	0.35 to 1.25	(7.90)		to	(7.07)
2014	211,617	2.359021	to	2.619776	529,373	1.25	0.35 to 1.25	6.10		to	7.06

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

(2) Ratio is less than 0.005%

Notes to Financial Statements

5. Financial Highlights

	As of the respective period end date:							For the respective period ended:
	Units Outstanding (000’s)		Unit Value, Lowest to Highest				Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return, Lowest to Highest (1)
Mid Cap Growth Stock Division
2018	78,833	$	1.573756	to	$	9.988426	$371,185	0.13%	0.35% to 1.25%	(8.53)%	to	(7.70)%
2017	82,507		1.707717	to		10.865787	438,628	0.24	0.35 to 1.25	18.80	to	19.87
2016	87,762		1.426767	to		9.100668	403,459	0.18	0.35 to 1.25	(0.42)	to	0.48
2015	93,574		1.422124	to		9.093556	438,755	0.04	0.35 to 1.25	(0.54)	to	0.36
2014	99,352		1.419146	to		9.097072	476,426	0.36	0.35 to 1.25	7.15	to	8.11
Index 400 Stock Division
2018	107,468	$	3.769499	to	$	4.867482	$430,382	1.11%	0.35% to 1.25%	(12.43)%	to	(11.64)%
2017	106,243		4.272733	to		5.511839	484,636	1.08	0.35 to 1.25	14.52	to	15.55
2016	102,568		3.703134	to		4.772358	408,194	1.17	0.35 to 1.25	18.89	to	19.96
2015	97,791		3.091590	to		3.980311	326,756	1.08	0.35 to 1.25	(3.59)	to	(2.72)
2014	95,701		3.182879	to		4.093812	331,637	0.98	0.35 to 1.25	8.06	to	9.03
Mid Cap Value Division
2018	84,368	$	3.135936	to	$	3.609939	$286,138	1.61%	0.35% to 1.25%	(13.93)%	to	(13.16)%
2017	83,870		3.643868	to		4.156918	328,254	1.46	0.35 to 1.25	10.43	to	11.42
2016	82,698		3.299810	to		3.730873	291,355	1.68	0.35 to 1.25	21.70	to	22.80
2015	81,039		2.711402	to		3.038210	232,842	1.67	0.35 to 1.25	(2.55)	to	(1.67)
2014	77,310		2.782414	to		3.089907	226,629	0.99	0.35 to 1.25	15.24	to	16.28
Small Cap Growth Stock Division
2018	69,860	$	2.392969	to	$	5.313519	$221,134	0.00%	0.35% to 1.25%	(12.80)%	to	(12.02)%
2017	70,093		2.720661	to		6.042354	258,365	0.11	0.35 to 1.25	20.10	to	21.18
2016	72,217		2.245084	to		4.988658	223,821	0.23	0.35 to 1.25	10.86	to	11.86
2015	73,931		2.007098	to		4.462150	209,967	0.11	0.35 to 1.25	(0.93)	to	(0.03)
2014	75,290		2.007765	to		4.465920	219,006	0.00	0.35 to 1.25	7.31	to	8.28
Index 600 Stock Division
2018	75,800	$	1.934012	to	$	2.148073	$156,270	1.35%	0.35% to 1.25%	(9.91)%	to	(9.10)%
2017	70,307		2.146980	to		2.363154	159,752	1.92	0.35 to 1.25	11.53	to	12.53
2016	61,221		1.925007	to		2.099948	124,140	0.57	0.35 to 1.25	24.56	to	25.68
2015	50,904		1.545444	to		1.670823	82,099	0.00	0.35 to 1.25	(3.56)	to	(2.69)
2014	43,508		1.602493	to		1.717017	72,275	1.48	0.35 to 1.25	4.03	to	4.97
Small Cap Value Division
2018	82,008	$	3.348176	to	$	3.915385	$298,974	0.51%	0.35% to 1.25%	(13.81)%	to	(13.03)%
2017	89,765		3.885050	to		4.502330	376,736	0.78	0.35 to 1.25	10.27	to	11.26
2016	99,629		3.523164	to		4.046577	376,631	0.93	0.35 to 1.25	30.75	to	31.93
2015	109,265		2.694556	to		3.067228	314,294	0.69	0.35 to 1.25	(6.62)	to	(5.78)
2014	112,813		2.885630	to		3.255360	345,053	0.36	0.35 to 1.25	(1.02)	to	(0.13)
International Growth Division
2018	231,667	$	1.726341	to	$	2.018813	$436,463	1.41%	0.35% to 1.25%	(12.38)%	to	(11.59)%
2017	224,062		1.970410	to		2.283495	478,669	1.30	0.35 to 1.25	28.42	to	29.58
2016	220,416		1.534322	to		1.762282	364,619	1.16	0.35 to 1.25	(4.60)	to	(3.74)
2015	201,423		1.608366	to		1.830814	346,447	1.68	0.35 to 1.25	(2.95)	to	(2.07)
2014	180,762		1.657184	to		1.869507	318,663	1.30	0.35 to 1.25	(5.71)	to	(4.86)
Research International Core Division
2018	393,136	$	0.955206	to	$	1.060996	$400,263	1.64%	0.35% to 1.25%	(14.73)%	to	(13.97)%
2017	364,782		1.120355	to		1.233245	433,101	1.67	0.35 to 1.25	26.62	to	27.76
2016	350,035		0.884785	to		0.965259	326,826	1.81	0.35 to 1.25	(2.35)	to	(1.47)
2015	303,967		0.906065	to		0.979635	287,918	2.10	0.35 to 1.25	(2.34)	to	(1.46)
2014	252,080		0.927768	to		0.994128	243,606	1.46	0.35 to 1.25	(7.87)	to	(7.04)
(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

Notes to Financial Statements

5. Financial Highlights

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return, Lowest to Highest (1)
International Equity Division
2018	389,100	$1.893505	to	$4.254093	$971,770	2.52%	0.35% to 1.25%	(16.46)%	to	(15.70)%
2017	382,074	2.249645	to	5.066863	1,159,430	2.34	0.35 to 1.25	20.78	to	21.87
2016	391,497	1.848705	to	4.174130	991,103	2.17	0.35 to 1.25	1.62	to	2.53
2015	376,418	1.805718	to	4.087188	951,908	2.94	0.35 to 1.25	(3.43)	to	(2.56)
2014	359,508	1.855840	to	4.211116	959,954	1.90	0.35 to 1.25	(9.94)	to	(9.12)
Emerging Markets Equity Division
2018	544,459	$0.922016	to	$1.024040	$534,953	1.36%	0.35% to 1.25%	(14.83)%	to	(14.06)%
2017	491,806	1.082576	to	1.191540	563,944	0.90	0.35 to 1.25	26.26	to	27.39
2016	469,130	0.857413	to	0.935322	424,055	0.74	0.35 to 1.25	7.71	to	8.68
2015	431,335	0.796019	to	0.860596	358,796	0.88	0.35 to 1.25	(13.33)	to	(12.55)
2014	346,703	0.918478	to	0.984102	331,328	0.63	0.35 to 1.25	(1.17)	to	(0.28)
Government Money Market Division
2018	146,851	$1.255967	to	$3.357258	$245,275	1.53%	0.35% to 1.25%	0.27%	to	1.17%
2017	149,591	1.243091	to	3.331169	249,802	0.60	0.35 to 1.25	(0.65)	to	0.25
2016	171,556	1.241859	to	3.336124	293,514	0.12	0.35 to 1.25	(1.11)	to	(0.22)
2015	133,687	1.246483	to	3.356888	243,695	0.01	0.35 to 1.25	(1.23)	to	(0.34)
2014	128,871	1.252575	to	3.381758	242,990	0.07	0.35 to 1.25	(1.17)	to	(0.28)
Short-Term Bond Division
2018	203,267	$1.107847	to	$1.230522	$240,810	1.54%	0.35% to 1.25%	0.09%	to	1.00%
2017	200,344	1.106873	to	1.218389	235,686	1.33	0.35 to 1.25	0.07	to	0.97
2016	185,776	1.106066	to	1.206680	216,914	1.17	0.35 to 1.25	0.41	to	1.31
2015	173,245	1.101540	to	1.191018	200,177	0.72	0.35 to 1.25	(0.53)	to	0.37
2014	166,879	1.107462	to	1.186641	192,698	0.58	0.35 to 1.25	(0.86)	to	0.03
Select Bond Division
2018	493,018	$2.277116	to	$16.904546	$1,699,257	2.26%	0.35% to 1.25%	(1.45)%	to	(0.56)%
2017	479,870	2.293482	to	17.068589	1,715,694	2.08	0.35 to 1.25	2.30	to	3.22
2016	443,196	2.225197	to	16.601498	1,584,515	1.94	0.35 to 1.25	1.78	to	2.70
2015	429,658	2.170001	to	16.229973	1,531,325	1.50	0.35 to 1.25	(0.72)	to	0.18
2014	408,668	2.169376	to	16.265613	1,506,062	2.35	0.35 to 1.25	(3.37)	to	(2.50)
Long-Term U.S Government Bond Division
2018	46,946	$1.751302	to	$1.945014	$87,497	2.03%	0.35% to 1.25%	(3.26)%	to	(2.39)%
2017	48,661	1.810437	to	1.992613	92,730	1.91	0.35 to 1.25	6.94	to	7.90
2016	49,986	1.693000	to	1.846758	88,273	1.83	0.35 to 1.25	(0.17)	to	0.74
2015	48,837	1.695799	to	1.833278	85,887	2.05	0.35 to 1.25	(2.70)	to	(1.82)
2014	51,132	1.742779	to	1.867223	91,979	2.12	0.35 to 1.25	22.20	to	23.30
Inflation Protection Division
2018	226,875	$1.240557	to	$1.377840	$302,021	2.04%	0.35% to 1.25%	(3.82)%	to	(2.95)%
2017	221,173	1.289916	to	1.419776	304,391	0.69	0.35 to 1.25	2.30	to	3.22
2016	201,561	1.260965	to	1.375532	269,643	1.22	0.35 to 1.25	3.39	to	4.32
2015	195,065	1.219659	to	1.318578	250,524	2.40	0.35 to 1.25	(3.42)	to	(2.55)
2014	186,785	1.262831	to	1.353036	247,349	0.55	0.35 to 1.25	1.86	to	2.78
High Yield Bond Division
2018	135,380	$2.924589	to	$4.354710	$448,912	5.45%	0.35% to 1.25%	(3.91)%	to	(3.05)%
2017	137,605	3.021110	to	4.493974	475,222	5.47	0.35 to 1.25	5.56	to	6.51
2016	134,110	2.840699	to	4.221461	440,016	5.32	0.35 to 1.25	13.17	to	14.19
2015	138,317	2.491321	to	3.698616	400,134	4.55	0.35 to 1.25	(2.59)	to	(1.71)
2014	136,590	2.538399	to	3.767434	407,560	5.06	0.35 to 1.25	(0.08)	to	0.82

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

Notes to Financial Statements

5. Financial Highlights

	As of the respective period end date:							For the respective period ended:
	Units Outstanding (000’s)		Unit Value, Lowest to Highest				Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return, Lowest to Highest (1)
Multi-Sector Bond Division
2018	425,314	$	1.602009	to	$	1.779214	$729,066	3.10%	0.35% to 1.25%	(2.53)%	to	(1.65)%
2017	403,100		1.643634	to		1.809045	704,572	3.86	0.35 to 1.25	7.04	to	8.01
2016	358,337		1.535492	to		1.674962	582,879	4.51	0.35 to 1.25	9.71	to	10.70
2015	334,092		1.399545	to		1.513022	490,655	5.53	0.35 to 1.25	(3.43)	to	(2.56)
2014	304,344		1.449313	to		1.552814	460,717	2.66	0.35 to 1.25	1.97	to	2.89
Balanced Division
2018	306,231	$	1.972675	to	$	15.705235	$1,616,395	2.37%	0.35% to 1.25%	(4.65)%	to	(3.79)%
2017	315,146		2.053508	to		16.389699	1,817,478	2.20	0.35 to 1.25	10.60	to	11.59
2016	322,583		1.842907	to		14.745268	1,745,756	2.26	0.35 to 1.25	5.26	to	6.21
2015	331,721		1.737765	to		13.938479	1,752,830	1.98	0.35 to 1.25	(1.36)	to	(0.47)
2014	337,532		1.748607	to		14.060280	1,873,248	2.32	0.35 to 1.25	4.25	to	5.19
Asset Allocation Division
2018	91,108	$	1.932994	to	$	2.260490	$195,696	1.98%	0.35% to 1.25%	(6.06)%	to	(5.21)%
2017	95,638		2.057749	to		2.384747	217,125	2.07	0.35 to 1.25	13.45	to	14.47
2016	100,550		1.813730	to		2.083222	199,899	2.37	0.35 to 1.25	6.45	to	7.41
2015	106,589		1.703817	to		1.939491	198,086	1.95	0.35 to 1.25	(1.66)	to	(0.77)
2014	112,879		1.732596	to		1.954610	210,775	2.15	0.35 to 1.25	3.85	to	4.78
Fidelity VIP Mid Cap Division
2018	86,360	$	3.983763	to	$	4.585972	$372,188	0.40%	0.35% to 1.25%	(15.83)%	to	(15.07)%
2017	93,582		4.733325	to		5.399821	476,001	0.49	0.35 to 1.25	19.05	to	20.12
2016	102,743		3.976053	to		4.495510	436,315	0.31	0.35 to 1.25	10.53	to	11.53
2015	110,968		3.597108	to		4.030700	423,848	0.25	0.35 to 1.25	(2.85)	to	(1.97)
2014	114,838		3.702607	to		4.111819	448,557	0.02	0.35 to 1.25	4.72	to	5.66
Fidelity VIP Contrafund Division
2018	275,187	$	1.778089	to	$	1.974839	$521,690	0.44%	0.35% to 1.25%	(7.80)%	to	(6.97)%
2017	280,769		1.928613	to		2.122752	573,760	0.78	0.35 to 1.25	20.08	to	21.16
2016	282,634		1.606056	to		1.751990	478,496	0.64	0.35 to 1.25	6.39	to	7.35
2015	275,456		1.509544	to		1.631987	435,109	0.83	0.35 to 1.25	(0.83)	to	0.06
2014	259,994		1.522183	to		1.630936	412,080	0.89	0.35 to 1.25	29.33	to	30.49
AMT Sustainable Equity Division
2018	149,877	$	1.717474	to	$	1.907475	$273,037	0.48%	0.35% to 1.25%	(6.89)%	to	(6.05)%
2017	155,447		1.844614	to		2.030266	302,692	0.52	0.35 to 1.25	16.96	to	18.02
2016	155,284		1.577073	to		1.720338	11,744	0.71	0.35 to 1.25	8.50	to	9.48
2015	153,646		1.453533	to		1.571407	12,719	0.59	0.35 to 1.25	(1.70)	to	(0.81)
2014	140,497		1.478648	to		1.584272	9,808	0.40	0.35 to 1.25	9.01	to	10.00
U.S. Strategic Equity Division
2018	70,903	$	1.725623	to	$	2.038668	$131,816	1.15%	0.35% to 1.25%	(10.76)%	to	(9.96)%
2017	80,249		1.933892	to		2.265343	166,182	1.03	0.35 to 1.25	19.30	to	20.37
2016	90,227		1.620995	to		1.882855	155,752	1.04	0.35 to 1.25	9.26	to	10.25
2015	101,289		1.483571	to		1.708703	159,187	0.83	0.35 to 1.25	(0.15)	to	0.75
2014	112,718		1.485791	to		1.696823	176,431	1.18	0.35 to 1.25	10.31	to	11.31
U.S. Small Cap Equity Division
2018	22,928	$	2.344880	to	$	2.807594	$55,177	0.47%	0.35% to 1.25%	(13.07)%	to	(12.28)%
2017	25,291		2.677261	to		3.202394	69,772	0.18	0.35 to 1.25	14.05	to	15.08
2016	28,203		2.329986	to		2.784266	67,955	0.83	0.35 to 1.25	17.19	to	18.24
2015	31,499		1.973444	to		2.355880	64,555	0.67	0.35 to 1.25	(8.34)	to	(7.51)
2014	34,709		2.136889	to		2.548477	77,453	0.25	0.35 to 1.25	0.30	to	1.20

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

Notes to Financial Statements

5. Financial Highlights

	As of the respective period end date:							For the respective period ended:
	Units Outstanding (000’s)		Unit Value, Lowest to Highest				Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return, Lowest to Highest (1)
International Developed Markets Division
2018	94,508	$	1.386320	to	$	1.767145	$137,311	1.72%	0.35% to 1.25%	(15.93)%	to	(15.17)%
2017	97,492		1.636764	to		2.084321	167,842	2.61	0.35 to 1.25	23.43	to	24.54
2016	103,793		1.316215	to		1.674471	144,402	3.22	0.35 to 1.25	1.09	to	2.00
2015	106,643		1.292302	to		1.642438	146,324	1.15	0.35 to 1.25	(2.54)	to	(1.66)
2014	109,768		1.316072	to		1.671003	154,357	1.96	0.35 to 1.25	(5.63)	to	(4.78)
Strategic Bond Division
2018	290,106	$	1.931442	to	$	2.281768	$619,609	2.12%	0.35% to 1.25%	(2.04)%	to	(1.16)%
2017	292,511		1.971861	to		2.309777	633,099	1.34	0.35 to 1.25	2.58	to	3.50
2016	277,655		1.922321	to		2.232803	581,969	1.60	0.35 to 1.25	1.82	to	2.74
2015	272,870		1.887891	to		2.174318	557,612	2.39	0.35 to 1.25	(1.38)	to	(0.49)
2014	258,839		1.914309	to		2.186141	533,488	1.52	0.35 to 1.25	4.15	to	5.08
Global Real Estate Securities Division
2018	135,935	$	3.802249	to	$	4.671736	$588,216	4.49%	0.35% to 1.25%	(6.90)%	to	(6.06)%
2017	140,069		4.084164	to		4.980485	645,623	3.69	0.35 to 1.25	10.42	to	11.41
2016	136,273		3.698741	to		4.476956	564,348	4.57	0.35 to 1.25	1.74	to	2.66
2015	134,837		3.635378	to		4.367478	544,089	1.64	0.35 to 1.25	(1.00)	to	(0.10)
2014	133,535		3.671934	to		4.378494	540,042	3.30	0.35 to 1.25	13.33	to	14.35
LifePoints Moderate Strategy Division
2018	61,899	$	1.360492	to	$	1.511015	$90,783	4.41%	0.35% to 1.25%	(6.10)%	to	(5.26)%
2017	66,486		1.449028	to		1.594878	103,542	2.22	0.35 to 1.25	8.53	to	9.50
2016	69,337		1.335201	to		1.456484	98,408	3.67	0.35 to 1.25	6.41	to	7.37
2015	75,638		1.254766	to		1.356504	100,076	2.51	0.35 to 1.25	(2.93)	to	(2.05)
2014	79,120		1.292586	to		1.384896	106,674	1.70	0.35 to 1.25	5.46	to	6.41
LifePoints Balanced Strategy Division
2018	160,588	$	1.332766	to	$	1.480278	$228,163	5.37%	0.35% to 1.25%	(7.95)%	to	(7.12)%
2017	174,229		1.448010	to		1.593814	266,655	2.34	0.35 to 1.25	10.61	to	11.61
2016	187,279		1.309079	to		1.428058	257,811	3.26	0.35 to 1.25	7.70	to	8.67
2015	205,745		1.215472	to		1.314103	264,295	2.13	0.35 to 1.25	(3.52)	to	(2.64)
2014	218,532		1.259753	to		1.349788	289,879	2.91	0.35 to 1.25	3.31	to	4.24
LifePoints Growth Strategy Division
2018	122,864	$	1.273823	to	$	1.414812	$164,572	4.91%	0.35% to 1.25%	(9.19)%	to	(8.37)%
2017	131,920		1.402805	to		1.544057	193,577	3.05	0.35 to 1.25	14.22	to	15.25
2016	142,708		1.228131	to		1.339752	182,593	2.89	0.35 to 1.25	8.36	to	9.34
2015	149,645		1.133339	to		1.225293	177,064	1.84	0.35 to 1.25	(4.51)	to	(3.65)
2014	149,476		1.186908	to		1.271734	184,252	2.27	0.35 to 1.25	15.11	to	16.15
LifePoints Equity Growth Strategy Division
2018	27,477	$	1.190878	to	$	1.322719	$34,599	4.87%	0.35% to 1.25%	(10.58)%	to	(9.77)%
2017	29,225		1.331848	to		1.465982	40,899	3.27	0.35 to 1.25	16.10	to	17.14
2016	30,060		1.147180	to		1.251467	36,089	2.95	0.35 to 1.25	9.47	to	10.46
2015	34,267		1.047904	to		1.132951	37,807	1.50	0.35 to 1.25	(5.06)	to	(4.21)
2014	36,750		1.103798	to		1.182707	42,483	3.27	0.35 to 1.25	2.20	to	3.12
Credit Suisse Trust Commodity Return Strategy Division
2018	71,630	$	4.027153	to	$	4.314833	$302,025	2.53%	0.35% to 1.25%	(12.75)%	to	(11.97)%
2017	65,330		4.616153	to		4.901414	314,198	9.12	0.35 to 1.25	0.26	to	1.16
2016	54,938		4.604145	to		4.845070	262,349	0.00	0.35 to 1.25	10.63	to	11.63
2015	47,412		4.161714	to		4.340351	202,777	0.00	0.35 to 1.25	(25.96)	to	(25.29)
2014	31,625		5.621078	to		5.809833	181,970	0.00	0.35 to 1.25	(17.97)	to	(17.23)

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

The Northwestern Mutual

Life Insurance Company

Financial Statements and

Supplementary Information

December 31, 2018, 2017 and 2016

Report of Independent Auditors

To the Board of Trustees of

The Northwestern Mutual Life Insurance Company

We have audited the accompanying statutory financial statements of The Northwestern Mutual Life Insurance Company (the “Company”), which comprise the statutory statements of financial position as of December 31, 2018 and 2017, and the related statutory statements of operations and changes in surplus, and of cash flows for each of the three years in the period ended December 31, 2018.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America.

Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

PricewaterhouseCoopers LLP, 833 E. Michigan St., Ste. 1200,
Milwaukee, WI 53202 T: (414) 212 1600, F: (414) 212 1880, www.pwc.com/us

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on

U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2018.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in accordance with the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin described in Note 1.

February 15, 2019

The Northwestern Mutual Life Insurance Company

Statements of Financial Position

(in millions)

	December 31,
	2018	2017

Assets:
Bonds	$153,713	$146,945
Mortgage loans	36,755	35,750
Policy loans	17,693	17,421
Common and preferred stocks	5,574	5,870
Real estate	2,576	2,356
Other investments	17,048	14,724
Cash and short-term investments	1,899	2,469

Total investments	235,258	225,535

Due and accrued investment income	1,956	1,888
Net deferred tax assets	1,792	1,788
Deferred premium and other assets	3,444	3,376
Separate account assets	29,717	32,462

Total assets	$272,167	$265,049

Liabilities and surplus:
Reserves for policy benefits	$202,816	$195,279
Policyowner dividends payable	5,635	5,335
Interest maintenance reserve	580	911
Asset valuation reserve	4,597	4,334
Income taxes payable	249	125
Other liabilities	6,439	5,752
Separate account liabilities	29,717	32,462

Total liabilities	250,033	244,198

Surplus:
Surplus notes	2,948	2,948
Unassigned surplus	19,186	17,903

Total surplus	22,134	20,851

Total liabilities and surplus	$272,167	$265,049

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Statements of Operations

(in millions)

	For the years ended
	December 31,

	2018	2017	2016

Revenue:
Premiums	$18,036	$17,897	$17,915
Net investment income	9,791	9,541	9,605
Other income	655	649	632

Total revenue	28,482	28,087	28,152

Benefits and expenses:
Benefit payments to policyowners and beneficiaries	11,436	10,332	9,798
Net additions to policy benefit reserves	8,079	8,700	9,284
Net transfers from separate accounts	(497)	(229)	(118)

Total benefits	19,018	18,803	18,964

Commissions and operating expenses	3,230	3,120	3,134

Total benefits and expenses	22,248	21,923	22,098

Gain from operations before dividends and taxes	6,234	6,164	6,054

Policyowner dividends	5,634	5,338	5,205

Gain from operations before taxes	600	826	849
Income tax benefit	(159)	(98)	(176)

Net gain from operations	759	924	1,025
Net realized capital gains (losses)	24	93	(215)

Net income	$783	$1,017	$810

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Statements of Changes in Surplus

(in millions)

	For the years ended

	December 31,
	2018	2017	2016

Beginning of year balance	$20,851	$20,230	$19,659

Net income	783	1,017	810

Change in net unrealized capital gains and losses	(126)	822	(326)

Change in net deferred tax assets	(76)	(1,323)	7

Change in nonadmitted assets	169	(390)	(217)

Change in asset valuation reserve	(263)	(887)	117

Change in surplus notes	-	1,198	-

Other surplus changes	796	184	180

Net increase in surplus	1,283	621	571

End of year balance	$22,134	$20,851	$20,230

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Statements of Cash Flows

(in millions)

	For the years ended

	December 31,
	2018	2017	2016

Cash flows from operating activities:
Premiums and other income received	$13,252	$12,957	$12,702
Investment income received	9,202	9,012	9,120
Benefit and dividend payments to policyowners and beneficiaries	(10,513)	(9,506)	(8,784)
Net transfers from separate accounts	496	228	121
Commissions, expenses and taxes paid	(2,699)	(3,080)	(2,614)

Net cash provided by operating activities	9,738	9,611	10,545

Cash flows from investing activities:
Proceeds from investments sold or matured:
Bonds	33,279	44,511	45,185
Mortgage loans	3,167	2,581	3,023
Common and preferred stocks	4,886	2,750	3,548
Real estate	23	284	238
Other investments	2,831	2,193	1,574

Subtotal proceeds from investments	44,186	52,319	53,568

Cost of investments acquired:
Bonds	(40,797)	(50,472)	(51,042)
Mortgage loans	(4,314)	(4,096)	(5,040)
Common and preferred stocks	(4,857)	(3,549)	(3,540)
Real estate	(168)	(148)	(592)
Other investments	(4,515)	(4,431)	(2,676)

Subtotal cost of investments acquired	(54,651)	(62,696)	(62,890)

Net inflows of policy loans	35	74	253

Net cash applied to investing activities	(10,430)	(10,303)	(9,069)

Cash flows from financing and miscellaneous sources:
Surplus notes issuance	-	1,198	-
Net outflows on deposit-type contracts	(350)	(220)	(223)
Other cash provided (applied)	472	(117)	(406)

Net cash provided by (applied to) financing and miscellaneous sources	122	861	(629)

Net increase (decrease) in cash and short-term investments	(570)	169	847

Cash and short-term investments, beginning of year	2,469	2,300	1,453

Cash and short-term investments, end of year	$1,899	$2,469	$2,300

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Statements of Cash Flows (supplemental)

(in millions)

	For the years ended
	December 31,
	2018	2017	2016

Supplemental disclosures of cash flow information

Non-cash operating, investing and financing and miscellaneous sources not included in the statements of cash flows:

Operating:
Dividends used to pay premiums and loans	$5,149	$5,025	$5,428
Capitalized interest and payment in-kind investment income	776	729	727
Other policyowner contract activity	226	207	188
Employee benefit and compensation plan expenses	128	129	196

Investing:
Bond refinancings and exchanges	2,116	1,826	1,985
Mortgage loan refinancings and transfers	1,377	845	918
Net policy loan activity	295	303	342
Other invested asset exchanges	103	88	78
Common stock exchanges	144	93	33
Net premium loan activity	139	48	94
Net asset transfers with affiliated entities	138	803	935
Real estate asset exchanges	-	-	7

Financing and Miscellaneous:
Deposit-type contract deposits and interest credited	391	439	512

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

1.	Basis of Presentation

The accompanying statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company (the Company). The Company offers life, annuity and disability insurance products to the personal, business and estate markets throughout the United States of America.

As part of an affiliated reinsurance agreement, the Company assumes all of the risks associated with the long-term care policies issued by its wholly-owned subsidiary, Northwestern Long Term Care Insurance Company (NLTC). See Note 9 for more information regarding reinsurance and its impacts on the Company’s financial statements.

These financial statements were prepared in accordance with accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (statutory basis of accounting or SAP), which are based on the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (NAIC). Financial statements prepared on the statutory basis of accounting differ from financial statements prepared in accordance with U.S. generally accepted accounting principles (GAAP), primarily because on a GAAP basis: (1) certain policy acquisition costs are deferred and amortized, (2) most bond and preferred stock investments are reported at fair value, (3) policy benefit reserves are established using different actuarial methods and assumptions, (4) deposit-type contracts, for which premiums, benefits and reserve changes are not included in revenue or benefits as reported in the statements of operations, are defined differently, (5) majority-owned subsidiaries are consolidated, (6) changes in deferred taxes are reported as a component of net income, (7) no deferral of realized investment gains and losses is permitted and (8) “nonadmitted” assets, required for the statutory basis of accounting, are included in total assets. The effects on the Company’s financial statements attributable to the differences between the statutory basis of accounting and GAAP are material.

Reclassifications

Certain amounts in prior year financial statement balances and footnote disclosures have been reclassified to conform to the current year presentation.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in accordance with the statutory basis of accounting requires the Company to make estimates or assumptions about the future that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the annual periods presented. Actual future results could differ from these estimates and assumptions.

Investments

See Notes 3, 4 and 14 regarding the statement value and fair value of the Company’s investments in bonds, mortgage loans, common and preferred stocks, real estate and other investments, including derivative instruments.

Policy Loans

Policy loans represent amounts borrowed from the Company by life insurance and annuity policyowners, secured by the cash value of the related policies and are reported at the unpaid principal balance. Policy loans earn interest at either a fixed rate or at a variable rate based on an election that is made by the policyowner when applying for their policy. If a variable rate is elected, the rate will be reset annually. The Company considers the unpaid principal balance of policy loans to approximate fair value.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Cash and Short-term Investments

Short-term investments include securities that had maturities of one year or less at purchase, primarily money market funds and short-term commercial paper. These investments are reported at amortized cost, which approximates fair value.

Separate Accounts

Separate account assets and related reserve liabilities represent the segregation of balances attributable to variable life insurance and variable annuity products, as well as a group annuity separate account used to fund certain of the Company’s employee and financial representative benefit plan obligations. All separate account assets are legally insulated from claims by the Company’s general account policyowners and creditors. Variable product policyowners bear the investment performance risk associated with these products. Separate account assets related to variable products are invested at the direction of the policyowner in a variety of mutual fund options. Variable annuity policyowners also have the option to invest in stated-rate investment options through the Company’s general account. Separate account assets are generally reported at fair value primarily based on quoted market prices for the underlying investment securities. See Note 7 and Note 14 for more information regarding the Company’s separate accounts and Note 8 for more information regarding the Company’s employee and financial representative benefit plans.

Reserves for Policy Benefits

Reserves for policy benefits generally represent the net present value of future policy benefits less future policy premiums, calculated using actuarial methods, mortality and morbidity experience tables and valuation interest rates prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (OCI). These actuarial tables and methods include assumptions regarding future mortality and morbidity experience. Actual future experience could differ from the assumptions used to make these reserve estimates. See Note 5 and Note 14 for more information regarding the Company’s reserves for policy benefits.

Policyowner Dividends

All life and disability insurance policies and certain annuity policies issued by the Company are participating. All long-term care insurance policies issued by NLTC are also participating. Annually, the Company’s Board of Trustees approves dividends payable on participating policies during the subsequent fiscal year, which are accrued and charged to operations when approved. Depending on the type of policy they own, participating policyowners generally have the option to receive their dividends in cash, use them to reduce future premiums due, use them to purchase additional insurance benefits, use them to repay policy loans or leave them on deposit with the Company to accumulate interest. Dividends used by policyowners to purchase additional insurance benefits or pay renewal premiums are reported as premiums in the statements of operations but are not included in premiums received or benefit and dividend payments to policyowners and beneficiaries in the statements of cash flows. The Company’s annual approval and declaration of policyowner dividends includes a guarantee of a minimum aggregate amount of dividends to be paid to policyowners as a group in the subsequent calendar year. If this guaranteed amount is greater than the aggregate of actual dividends paid to policyowners in the subsequent year, the difference is paid in the immediately succeeding calendar year.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Interest Maintenance Reserve

The Company is required to maintain an interest maintenance reserve (IMR). The IMR is used to defer realized capital gains and losses, net of any income tax, on fixed income investments and derivatives that are attributable to changes in market interest rates, including both changes in risk-free market interest rates and market credit spreads. Net realized capital gains and losses deferred to the IMR are amortized into net investment income over the estimated remaining term to maturity of the investment sold or the asset/liability hedged by an interest rate-related derivative instrument.

Asset Valuation Reserve

The Company is required to maintain an asset valuation reserve (AVR). The AVR represents a reserve for invested asset valuation using a formula prescribed by the NAIC. The AVR is intended to protect surplus by absorbing declines in the value of the Company’s investments that are not related to changes in interest rates. Increases or decreases in the AVR are reported as direct adjustments to surplus in the statements of changes in surplus.

Premium Revenue

Most life insurance premiums are recognized as revenue at the beginning of each respective policy year. Universal life insurance and annuity premiums are recognized as revenue when received. Considerations received on supplementary contracts and income annuities without life contingencies are deposit-type transactions and are excluded from revenue in the statements of operations. Disability and long-term care insurance premiums are recognized as revenue when due. Premium revenue is reported net of ceded reinsurance. See Note 9 for more information regarding the Company’s use of reinsurance.

Net Investment Income

Net investment income primarily represents interest, dividends and prepayment fees received or accrued on bonds, mortgage loans, common and preferred stocks, policy loans and other investments. Net investment income also includes dividends and distributions paid to the Company from the accumulated earnings of joint ventures, partnerships and unconsolidated non-insurance subsidiaries. Net investment income is reduced by investment management expenses, real estate depreciation, interest costs associated with securities lending and repurchase agreements and interest expense related to the Company’s surplus notes. See Note 3 for more information regarding net investment income and securities lending and repurchase agreements and Note 13 for more information regarding the Company’s surplus notes.

Other Income

Other income primarily represents ceded reinsurance expense allowances and various insurance policy charges. Ceded reinsurance expense allowances are recognized as revenue when due. See Note 9 for more information regarding the Company’s use of reinsurance.

Benefit Payments to Policyowners and Beneficiaries

Benefit payments to policyowners and beneficiaries include death, surrender, maturity, disability and long-term care benefits, as well as payments on supplementary contracts and income annuities that include life contingencies. Benefit payments on supplementary contracts and income annuities without life contingencies are deposit-type transactions and are excluded from benefits in the statements of operations. Benefit payments are reported net of ceded reinsurance recoveries. See Note 9 for more information regarding the Company’s use of reinsurance.

Commissions and Operating Expenses

Commissions and other operating costs, including costs of acquiring new insurance policies, are generally charged to expense as incurred.

Federal Income Taxes

Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

estimates from prior years. Deferred tax assets and liabilities represent the future tax recoveries or obligations associated with the accumulation of temporary differences between the tax and financial statement bases of the Company’s assets and liabilities. Changes in deferred tax assets and liabilities related to unrealized capital gains and losses on investments are included in changes in net unrealized capital gains and losses in the statements of changes in surplus. Other net changes in deferred tax assets and liabilities are reported as direct adjustments to surplus in the statements of changes in surplus.

The statutory basis of accounting limits the amount of gross deferred tax assets that can be admitted to surplus to those for which ultimate recoverability can be demonstrated. This limit is based on a calculation that considers available tax loss carryback and carryforward capacity, the expected timing of reversal for accumulated temporary differences, gross deferred tax liabilities and the level of Company surplus.

A “more likely than not” standard is applied for financial statement recognition of contingent tax liabilities, whereby a liability is recorded only if the Company believes that there is a greater than 50% likelihood that the related tax position will not be sustained upon examination. In cases where liability recognition is appropriate, a best estimate of the ultimate tax liability is made. If this estimate represents 50% or less of the total amount of the tax contingency, the best estimate is established as a liability. If this best estimate represents more than 50% of the total tax contingency, the total amount is established as a liability. Changes in contingent tax liabilities are included in income tax benefit in the year that such determination is made by the Company. The Company reports interest accrued or released related to contingent tax liabilities in current income tax benefit.

See Note 10 for more information on the Company’s income taxes.

Information Technology Equipment and Software

The cost of information technology (IT) equipment and operating system software is generally capitalized and depreciated over three years using the straight-line method. Non-operating system software is generally capitalized and depreciated over a maximum of five years using the straight-line method. IT equipment and operating software assets of $56 million and $64 million at December 31, 2018 and 2017, respectively, are included in other assets in the statements of financial position and are net of accumulated depreciation of $394 million and $357 million, respectively. Non-operating software costs, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the statements of financial position. These amounts were $305 million and $280 million at December 31, 2018 and 2017, respectively. Depreciation expense for IT equipment and software totaled $134 million, $115 million and $88 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Furniture, Fixtures and Equipment

The cost of furniture, fixtures and equipment, including leasehold improvements, is generally capitalized and depreciated over the useful life of the assets using the straight-line method. Furniture, fixtures and equipment, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the statements of financial position. These amounts were $145 million and $107 million at December 31, 2018 and 2017, respectively. Depreciation expense for furniture, fixtures and equipment totaled $16 million, $12 million and $8 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Nonadmitted Assets

Certain assets are designated as nonadmitted on the statutory basis of accounting. Such assets, principally related to defined benefit pension funding, amounts advanced to or due from the Company’s financial representatives, furniture, fixtures, equipment and non-operating software (net of accumulated depreciation) and certain equity-method investments for which audits are not performed are excluded from assets and surplus in the statements of financial position. Changes in nonadmitted assets are reported as a direct adjustment to surplus in the statements of changes in surplus.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Foreign Currency Translation

All of the Company’s insurance operations are conducted in the United States of America on a U.S. dollar-denominated basis. The Company invests in bonds, mortgage loans, equities and other investments denominated in foreign currencies. Investments denominated in a foreign currency are translated to U.S. dollars at each reporting date using then-current foreign currency exchange rates. Translation gains or losses relating to fluctuations in exchange rates are reported as a change in net unrealized capital gains and losses until the related investment is sold, determined to be other-than-temporarily impaired or matures, at which time a realized capital gain or loss is reported. Transactions denominated in a foreign currency, such as receipt of foreign-denominated interest or dividends, are translated to U.S. dollars based on the actual exchange rate at the time of the transaction. See Note 4 for more information regarding the Company’s use of derivatives to mitigate exposure to fluctuations in foreign currency exchange rates.

Subsequent Events

The Company has evaluated events subsequent to December 31, 2018 through February 15, 2019, the date these financial statements were available to be issued. Based on this evaluation, it is the Company’s opinion that no events subsequent to December 31, 2018 have occurred that are material to the Company’s financial position at that date or the results of its operations for the year then ended.

3.	Investments

Bonds

The Securities Valuation Office (SVO) of the NAIC Investment Analysis Office evaluates the credit quality of the Company’s bond investments and issues related credit ratings. Bonds rated at “1” (highest quality), “2” (high quality), “3” (medium quality), “4” (low quality) or “5” (lower quality) are reported in the financial statements at amortized cost less any other-than-temporary impairment. Bonds rated “6” (lowest quality) are reported at the lower of amortized cost or fair value. SVO-identified exchange-traded fund investments are reported at fair value. The interest method is used to amortize any purchase premium or discount, including estimates of future prepayments that are obtained from independent sources. Prepayment assumptions are updated at least annually, with the retrospective method used to adjust net investment income for changes in the estimated yield to maturity.

The disclosure of fair value for bonds is primarily based on independent pricing services or internally-developed pricing models utilizing observable market data. See Note 14 for more information regarding the fair value of the Company’s investments in bonds.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Statement value and fair value of bonds at December 31, 2018 and 2017, summarized by asset categories required in the NAIC Annual Statement, were as follows:

December 31, 2018	Reconciliation to Fair Value

		Gross	Gross
	Statement	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value
	(in millions)
U.S. Government	$4,747	$200	$(15)	$4,932
States, territories and possessions	648	88	(2)	734
Special revenue and assessments	33,671	420	(788)	33,303
All foreign governments	2,011	10	(77)	1,944
Hybrid securities	540	16	(32)	524
SVO-identified funds	117	-	-	117
Industrial and miscellaneous	111,979	1,380	(3,348)	110,011

Total bonds	$153,713	$2,114	$(4,262)	$151,565

December 31, 2017	Reconciliation to Fair Value

		Gross	Gross
	Statement	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value
	(in millions)
U.S. Government	$5,044	$328	$(12)	$5,360
States, territories and possessions	642	131	(1)	772
Special revenue and assessments	35,321	678	(351)	35,648
All foreign governments	1,694	60	(5)	1,749
Hybrid securities	384	33	-	417
SVO-identified funds	12	-	-	12
Industrial and miscellaneous	103,848	4,527	(358)	108,017

Total bonds	$146,945	$5,757	$(727)	$151,975

Bonds classified by the NAIC as special revenue and assessments primarily consist of U.S. Government agency-issued residential mortgage-backed securities and municipal bonds issued by political subdivisions to finance specific public projects. Bonds classified as industrial and miscellaneous consist primarily of notes issued by public and private corporate entities and structured securities not issued by U.S. Government agencies.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Statement value of bonds by SVO rating category at December 31, 2018 and 2017 was as follows:

December 31, 2018	SVO Rating

	1	2	3	4	5	6	Total

	(in millions)

U.S. Government	$4,747	$-	$-	$-	$-	$-	$4,747

States, territories and possessions	596	52	-	-	-	-	648

Special revenue and assessments	33,550	121	-	-	-	-	33,671

All foreign governments	641	1,168	166	36	-	-	2,011

Hybrid securities	-	314	191	35	-	-	540

SVO-identified funds	-	-	-	117	-	-	117

Industrial and miscellaneous	52,858	45,684	5,826	4,934	2,645	32	111,979

Total bonds	$92,392	$47,339	$6,183	$5,122	$2,645	$32	$153,713

December 31, 2017	SVO Rating

	1	2	3	4	5	6	Total

	(in millions)

U.S. Government	$5,044	$-	$-	$-	$-	$-	$5,044

States, territories and possessions	583	59	-	-	-	-	642

Special revenue and assessments	35,198	123	-	-	-	-	35,321

All foreign governments	464	1,135	79	16	-	-	1,694

Hybrid securities	-	207	177	-	-	-	384

SVO-identified funds	-	12	-	-	-	-	12

Industrial and miscellaneous	50,910	39,285	5,914	5,268	2,454	17	103,848

Total bonds	$92,199	$40,821	$6,170	$5,284	$2,454	$17	$146,945

Based on statement value, 91% of the Company’s bond portfolio was rated investment grade (i.e., rated 1 or 2 by the SVO) at each of December 31, 2018 and 2017.

The Company’s bond investments include structured securities which include a significant concentration in residential mortgage-backed securities issued by U.S. Government agencies. Statement value and fair value of structured securities at December 31, 2018 and 2017, aggregated by investment grade or below investment grade (i.e., rated 3, 4, 5 or 6 by the SVO), were as follows:

December 31, 2018	Investment Grade		Below Investment Grade		Total
	Statement Value	Fair Value	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)
Residential mortgage-backed:
U.S. Government agencies	$31,654	$31,025	$-	$-	$31,654	$31,025
Other prime	602	597	1	1	603	598
Other below-prime	401	396	3	3	404	399
Commercial mortgage-backed:
U.S. Government agencies	133	134	-	-	133	134
Conduit	1,972	1,945	-	1	1,972	1,946
Other commercial mortgage-backed	15	16	-	-	15	16
Other asset-backed	7,687	7,655	52	57	7,739	7,712

Total structured securities	$42,464	$41,768	$56	$62	$42,520	$41,830

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

December 31, 2017	Investment Grade		Below Investment Grade			Total
	Statement Value	Fair Value	Statement Value		Fair Value	Statement Value	Fair Value
				(in millions)
Residential mortgage-backed:
U.S. Government agencies	$33,223	$33,164	$-		$-	$33,223	$33,164
Other prime	384	385	2		2	386	387
Other below-prime	321	320	8		9	329	329
Commercial mortgage-backed:
U.S. Government agencies	221	227	-		-	221	227
Conduit	2,229	2,244	4		4	2,233	2,248
Other commercial mortgage-backed	45	46	-		4	45	50
Other asset-backed	7,658	7,749	77		78	7,735	7,827

Total structured securities	$44,081	$44,135	$91		$97	$44,172	$44,232

Based on statement value, over 99% of the Company’s structured securities portfolio was rated as investment grade at each of December 31, 2018 and 2017.

The Company’s bond portfolio includes securities that are classified as structured notes, as defined by the Purposes and Procedures Manual of the NAIC Investment Analysis Office. None of these securities have provisions linked to real estate prices, indices or asset values. The Company’s holdings of structured notes at December 31, 2018 and 2017 are summarized below:

	December 31, 2018			December 31, 2017

Description	Number of Securities	Statement Value	Fair Value	Number of Securities	Statement Value	Fair Value
	($ in millions)			($ in millions)

Treasury inflation protected securities	-	$-	$-	1	$129	$128

Structured notes	20	301	299	21	241	251

Statement value and fair value of bonds and short-term investments by contractual maturity at December 31, 2018 are summarized below. Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment fees.

	Statement	Fair
	Value	Value
	(in millions)

Due in one year or less	$4,265	$4,275

Due after one year through five years	36,033	35,865

Due after five years through ten years	42,591	41,463

Due after ten years	72,198	71,336

Total	$155,087	$152,939

Mortgage Loans

Mortgage loans consist solely of commercial mortgage loans underwritten and originated by the Company and are reported at the unpaid principal balance, less any valuation adjustments or unamortized commitment or origination fees. Such fees are generally deferred upon receipt and amortized into net investment income over the life of the loan using the interest method. Affiliated mortgage loan investments were $137 million and $133 million at December 31, 2018 and 2017, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

The statement value of mortgage loans by collateral property type and geographic location at December 31, 2018 and 2017 was as follows:

December 31, 2018	United States of America
	East	Midwest	South	West	Canada	Total
	(in millions)

Apartment	$4,621	$1,620	$2,418	$6,290	$-	$14,949

Office	3,640	921	1,242	3,399	-	9,202

Retail	2,709	550	2,000	2,229	-	7,488

Warehouse/Industrial	539	372	635	1,155	171	2,872

Other	374	287	749	834	-	2,244

Total	$11,883	$3,750	$7,044	$13,907	$171	$36,755

December 31, 2017	United States of America
	East	Midwest	South	West	Canada	Total
	(in millions)

Apartment	$4,221	$1,350	$2,371	$5,553	$-	$13,495

Office	4,089	946	1,588	3,432	-	10,055

Retail	2,837	590	2,156	2,064	-	7,647

Warehouse/Industrial	296	245	659	1,184	199	2,583

Other	327	214	676	753	-	1,970

Total	$11,770	$3,345	$7,450	$12,986	$199	$35,750

The Company has mortgage loans where co-lending or participation arrangements are in place with unaffiliated third parties. Mortgage loans with co-lending or participation arrangements totaled $3.6 billion at each of December 31, 2018 and 2017.

All mortgage loans were current on contractual interest and principal payments at each of December 31, 2018 and 2017. Interest rates and loan-to-value (LTV) ratio information for the Company’s mortgage loans originated or refinanced during 2018 and 2017 is summarized below.

	2018	2017

Minimum interest rate	3.19%	2.97%

Maximum interest rate	7.50%	5.75%

Weighted-average LTV	56%	56%

Maximum LTV	87%	79%

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

LTV ratios are commonly used to assess the credit quality of commercial mortgage loans. A lower LTV ratio generally indicates a higher quality loan. At each of December 31, 2018 and 2017, the aggregate weighted-average LTV ratio for the mortgage loan portfolio was 51%. The statement value of mortgage loans by collateral property type and LTV ratio at December 31, 2018 and 2017 was as follows:

December 31, 2018	< 51%	51%-70%	71%-90%	> 90%	Total
	(in millions)

Apartment	$4,963	$9,862	$124	$-	$14,949

Office	5,714	3,115	171	202	9,202

Retail	3,997	3,365	126	-	7,488

Warehouse/Industrial	1,313	1,318	241	-	2,872

Other	862	1,011	348	23	2,244

Total	$16,849	$18,671	$1,010	$225	$36,755

December 31, 2017	< 51%	51%-70%	71%-90%	> 90%	Total
	(in millions)

Apartment	$4,467	$8,893	$135	$-	$13,495

Office	5,243	4,391	414	7	10,055

Retail	4,540	2,828	213	66	7,647

Warehouse/Industrial	1,137	1,161	285	-	2,583

Other	567	1,385	-	18	1,970

Total	$15,954	$18,658	$1,047	$91	$35,750

At December 31, 2018, the Company had no mortgage loans with an LTV ratio in excess of 100%. The aggregate statement value of mortgage loans with LTV ratios in excess of 100% was $15 million at December 31, 2017.

The fair value of the collateral securing each commercial mortgage loan is updated at least annually by the Company. More frequent updates are performed if deemed necessary due to changes in market capitalization rates, borrower financial strength and/or property operating performance. Fair value of the collateral is estimated using the income capitalization approach based on stabilized property income and market capitalization rates. Stabilized property income is derived from actual property financial statements adjusted for non-recurring items, normalized market vacancy and lease rollover, among other factors. Other collateral, such as excess land and additional capital required to maintain property income, is also factored into fair value estimates. Both private market transactions and public market alternatives are considered in determining appropriate market capitalization rates. See Note 14 for more information regarding the fair value of the Company’s investments in mortgage loans.

In the normal course of business, the Company may refinance or otherwise modify the terms of an existing mortgage loan, typically in reaction to a request by the borrower. These modifications can include a partial repayment of outstanding loan principal, changes to interest rates, extensions of loan maturity and/or changes to loan covenants. When such modifications are made, the statutory basis of accounting requires that the new terms of the loan be evaluated to determine whether the modification qualifies as a “troubled debt restructuring.” If new terms are extended to a borrower that are less favorable to the Company than those currently being offered to new borrowers under similar circumstances in an arms-length transaction, a realized capital loss is reported for the estimated amount of the economic concessions made and the reported value of the mortgage loan is reduced. The Company recognized no capital losses related to troubled debt restructuring of mortgage loans for the years ended December 31, 2018, 2017 and 2016, respectively. At December 31, 2018 and 2017, the Company had $21 million and $23 million, respectively, of principal outstanding on mortgage loans that were considered “restructured.”

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

In circumstances where the Company has deemed it probable that it will be unable to collect all contractual principal and interest on a mortgage loan, a valuation allowance is established to reduce the statement value of the mortgage loan to its net realizable value. Changes to mortgage loan valuation allowances are reported as a change in net unrealized capital gains and losses in the statements of changes in surplus. If the Company later determines that the decline in value is other-than-temporary, a realized capital loss is reported, and any temporary valuation allowance is reversed. The Company had no mortgage loan valuation allowance at December 31, 2018. The Company reported a $2 million mortgage loan valuation allowance at December 31, 2017 on one mortgage with an aggregate statement value of $21 million.

Common and Preferred Stocks

Common stocks are generally reported at fair value, with $5,366 million and $5,665 million included in the statements of financial position at December 31, 2018 and 2017, respectively. The fair value for publicly-traded common stocks is primarily based on quoted market prices. For private common stocks without quoted market prices, fair value is primarily determined using a sponsor valuation or market comparables approach. The equity method is generally used to report investments in common stock of unconsolidated subsidiaries.

Preferred stocks rated 1, 2 or 3 by the SVO are reported at amortized cost. Preferred stocks rated 4, 5 or 6 by the SVO are reported at the lower of amortized cost or fair value. At December 31, 2018 and 2017, the statements of financial position included $208 million and $205 million, respectively, of preferred stocks. The fair value for preferred stocks is primarily determined using a sponsor valuation or market comparables approach.

See Note 14 for more information regarding the fair value of the Company’s investments in common and preferred stock.

Real Estate

Real estate investments are reported at cost, less any encumbrances and accumulated depreciation of buildings and other improvements. Depreciation of real estate investments is recorded using a straight-line method over the estimated useful lives of the improvements. Fair value of real estate is estimated primarily based on the capitalization of stabilized net operating income.

The statement value of real estate investments by property type and U.S. geographic location at December 31, 2018 and 2017 was as follows:

December 31, 2018	East	Midwest	South	West	Total
	(in millions)

Apartment	$285	$201	$218	$526	$1,230

Office	-	693	131	18	842

Warehouse/Industrial	160	-	40	188	388

Other	28	48	13	27	116

Total	$473	$942	$402	$759	$2,576

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

December 31, 2017	East	Midwest	South	West	Total
	(in millions)
Apartment	$295	$97	$201	$525	$1,118

Office	15	715	132	18	880

Warehouse/Industrial	101	-	-	189	290

Other	28	-	13	27	68

Total	$439	$812	$346	$759	$2,356

The Company’s home office properties are included above (Office/Midwest) and had an aggregate statement value of $687 million and $682 million at December 31, 2018 and 2017, respectively. The Company’s other investments in real estate are held for the production of income.

Other Investments

Other investments primarily represent investments that are made through ownership interests in partnerships, joint ventures (JVs) and limited liability companies (LLCs). In some cases, these ownership interests are held directly by the Company, while in other cases these investments are held indirectly through wholly-owned non-insurance investment holding companies organized as LLCs. The aggregate statement value of other investments held indirectly through non-insurance investment holding companies was $9.2 billion and $7.8 billion at December 31, 2018 and 2017, respectively. Whether held directly by the Company or indirectly through its investment holding companies, securities or real estate partnerships, JVs, and LLCs are reported in the statements of financial position using the equity method of accounting based on the Company’s share of the underlying entities’ audited GAAP-basis equity.

The statement value of other investments held directly or indirectly by the Company at December 31, 2018 and 2017 was as follows:

	December 31,
	2018	2017
	(in millions)

Securities partnerships and LLCs	$6,839	$5,547

Bonds	3,196	3,141

Real estate JVs, partnerships and LLCs	2,115	1,666

Common and preferred stocks	1,253	1,135

Real estate	806	635

Derivative instruments	695	434

Low income housing tax credit properties	598	527

Cash and short-term investments	392	337

Leveraged leases	86	131

Other assets, net	1,068	1,171

Total	$17,048	$14,724

For securities partnerships and LLCs, bonds, common and preferred stocks, cash and short-term investments and derivative instruments, the underlying entity generally reports these investments at fair value. For real estate related investments (including JVs, partnerships and LLCs), tax credit properties and leveraged leases, the underlying entity generally reports these investments at cost, reduced where appropriate by depreciation or amortization. Tax credit properties had 13 years of unexpired credits at December 31, 2018 and 12 years of unexpired credits at December 31, 2017. The required holding period

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

for tax credit properties is 15 years. The amount of tax credits and other tax benefits recognized during 2018 and 2017 were $119 million and $107 million, respectively. See Note 10 for more information regarding the Company’s use of tax credits.

See Note 4 for more information regarding the Company’s use of derivatives.

Investments in Subsidiaries, Controlled and Affiliated Entities

The Company’s investments in subsidiaries, controlled and affiliated entities (SCAs) are reported in the statements of financial position using the equity method of accounting based on the Company’s share of the underlying entities’ audited GAAP-basis equity. At December 31, 2018 and 2017, the value of wholly-owned SCA investments were as follows:

	December 31, 2018			December 31, 2017

	Investment in SCA	Nonadmitted Asset	Statement Value	Investment in SCA	Nonadmitted Asset	Statement Value

		(in millions)			(in millions)

NM Wealth Management Company	$172	$-	$172	$154	$-	$154

NM Capital, Limited	-	-	-	2	2	-

Bradford, Inc.	1	1	-	1	1	-

Total common stock SCAs [1]	173	1	172	157	3	154

NML Securities Holdings, LLC	5,714	-	5,714	4,861	-	4,861

NML Real Estate Holdings, LLC	1,803	-	1,803	1,355	-	1,355

NM Investment Holdings, LLC	1,286	-	1,286	1,251	-	1,251

NM Pebble Valley, LLC	204	-	204	160	-	160

NM Investment Services, LLC	110	-	110	153	-	153

NM GP Holdings, LLC	59	3	56	63	9	54

NM Investment Management Company, LLC	42	42	-	44	44	-

Mason Street Advisors, LLC	35	35	-	30	30	-

NM QOZ FUND, LLC	16	9	7	-	-	-

NM-SAS, LLC	4	-	4	-	-	-

NM Career Distribution Holdings, LLC	2	2	-	-	-	-

GRO-SUB, LLC	1	1	-	1	1	-

GRO, LLC	1	1	-	1	1	-

NM Planning, LLC	-	-	-	136	136	-

Total other investment SCAs [2]	9,277	93	9,184	8,055	221	7,834

Total investments in SCAs	$9,450	$94	$9,356	$8,212	$224	$7,988

[1]	Reported in common and preferred stocks in the statements of financial position.
[2]	Reported in other investments in the statements of financial position.

Investment filings for all common stock SCAs were submitted to the NAIC during 2018. In all cases, the NAIC accepted the statement value.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Net Investment Income

The sources of net investment income for the years ended December 31, 2018, 2017 and 2016 were as follows:

	For the years ended December 31,

	2018	2017	2016

		(in millions)

Bonds	$6,020	$5,738	$5,695

Mortgage loans	1,573	1,590	1,592

Common and preferred stocks	210	118	138

Real estate	275	276	277

Other investments	1,184	1,216	1,273

Policy loans	1,164	1,149	1,160

Amortization of IMR	135	162	155

Gross investment income	10,561	10,249	10,290

Less: investment expenses	770	708	685

Net investment income	$9,791	$9,541	$9,605

For the years ended December 31, 2018 and 2017, bond investment income included $42 million and $77 million of prepayment fees, respectively, generated as a result of 83 and 170 securities, respectively, sold, disposed, or otherwise redeemed as a result of a callable feature. Accrued investment income more than ninety days past due is a nonadmitted asset. Changes in the nonadmitted amount are reported as direct adjustments to surplus in the statements of changes in surplus. Accrued investment income that is ultimately deemed uncollectible is included as a reduction of net investment income in the period that such determination is made.

Realized Capital Gains and Losses

Realized capital gains and losses are recognized based upon specific identification of investments sold. Realized capital losses also include valuation adjustments for impairment of bonds, mortgage loans, common and preferred stocks, real estate and other investments that have experienced a decline in fair value that the Company considers to be other-than-temporary. Realized capital gains and losses, as reported in the statements of operations, are net of any capital gains tax (or benefit) and exclude any deferrals to the IMR of interest rate-related capital gains or losses.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Realized capital gains and losses for the years ended December 31, 2018, 2017 and 2016 were as follows:

	For the year ended			For the year ended			For the year ended

	December 31, 2018			December 31, 2017			December 31, 2016

			Net			Net			Net

			Realized			Realized			Realized

	Realized	Realized	Gains	Realized	Realized	Gains	Realized	Realized	Gains

	Gains	Losses	(Losses)	Gains	Losses	(Losses)	Gains	Losses	(Losses)

		(in millions)			(in millions)			(in millions)

Bonds	$275	$(543)	$(268)	$755	$(543)	$212	$1,352	$(1,109)	$243
Mortgage loans	-	(2)	(2)	2	(5)	(3)	-	(3)	(3)
Common and preferred stocks	538	(147)	391	363	(29)	334	304	(357)	(53)
Real estate	12	(13)	(1)	101	-	101	96	(53)	43
Other investments	699	(952)	(253)	692	(786)	(94)	575	(722)	(147)

Subtotal	$1,524	$(1,657)	(133)	$1,913	$(1,363)	550	$2,327	$(2,244)	83

Less: IMR net gains (losses) before taxes			(245)			389			415
Less: Capital gains tax (benefit) expense			88			68			(117)

Net realized capital gains (losses)			$24			$93			$(215)

Realized capital gains and losses are generally the result of normal investment trading activity. Proceeds from the sale of bonds totaled $22 billion, $31 billion, and $32 billion for the years ended December 31, 2018, 2017 and 2016, respectively.

On a quarterly basis, the Company performs a review of bonds, mortgage loans, common and preferred stocks, real estate and other investments to identify investments that have experienced a decline in fair value that is considered to be other-than-temporary. Factors considered include the duration and extent to which fair value was less than cost, the financial condition and near-term financial prospects of the issuer and the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery in value. If the decline in an investment’s fair value is considered to be other-than-temporary, the statement value of the investment is generally written down to fair value and a realized capital loss is reported.

For fixed income investments, the review focuses on the issuer’s ability to remit all contractual interest and principal payments and the Company’s ability and intent to hold the investment until the earlier of a recovery in value or maturity. The Company’s intent and ability to hold an investment takes into consideration broad portfolio management parameters such as expected net cash flows and liquidity targets, asset/liability duration management and issuer and industry sector credit exposures. Mortgage loans considered to have experienced an other-than-temporary decline in value are written down to net realizable value based on the appraised value of the collateral property.

For equity securities, greater weight and consideration is given to the duration and extent of the decline in fair value and the likelihood that the fair value of the security will recover in the foreseeable future. A real estate equity investment is evaluated for an other-than-temporary impairment when the fair value of the property is lower than its depreciated cost.

For real estate and other investments that represent ownership interests in partnerships, JVs and LLCs, the review focuses on the likelihood that the Company will ultimately recover its initial investment, adjusted

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

for its share of subsequent net earnings and/or distributions. The Company’s review of securities partnerships will generally defer to GAAP-basis impairment reviews performed by the general partner absent compelling evidence of a permanent impairment of the Company’s partnership interest.

Realized capital losses related to declines in fair value of investments that were considered to be other-than-temporary for the years ended December 31, 2018, 2017 and 2016 were as follows:

	For the years ended December 31,
	2018	2017	2016
Bonds, common and preferred stocks:		(in millions)

Structured securities	$(1)	$(1)	$(54)
Financial services	(1)	(1)	(17)
Consumer discretionary	-	(63)	(14)
Industrials	(35)	(53)	(9)
Energy	(2)	(39)	(20)
Basic materials	-	(7)	(39)

Subtotal	(39)	(164)	(153)

Real estate	(13)	-	(52)

Other investments:
Real estate JVs	-	(27)	(4)
Securities partnerships	(44)	(53)	(61)
Energy and transportation	(22)	-	(5)

Subtotal	(66)	(80)	(70)

Total	$(118)	$(244)	$(275)

In addition to the realized capital losses above, $22 million, $30 million and $60 million of other-than-temporary impairments were recorded by the Company’s unconsolidated non-insurance subsidiaries for the years ended December 31, 2018, 2017 and 2016, respectively. The decline in the Company’s equity in these subsidiaries resulting from these impairments is reported in changes in net unrealized capital gains and losses in the statements of changes in surplus.

At December 31, 2018, the Company held structured securities with aggregate statement values and fair values of $7 million and $13 million, respectively, for which other-than-temporary impairments had been recognized. Other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2018, 2017 and 2016, including the circumstances of the adjustment, were as follows:

	For the years ended December 31,

	2018	2017	2016
		(in millions)

Intent to sell	$-	$-	$-
Present value of cash flows expected to be collected is less than amortized cost basis	(1)	(1)	(54)

Total	$(1)	$(1)	$(54)

Unrealized Capital Gains and Losses

Unrealized capital gains and losses include changes in the fair value of common and some preferred stocks, other investments and currency translation adjustments on foreign-denominated bonds and mortgage loans and are reported net of any related changes in deferred taxes in the statements of changes in surplus. Changes in the Company’s equity-method share of the undistributed earnings of partnerships, JVs, LLCs and unconsolidated subsidiaries are also reported as changes in unrealized capital gains and losses. The

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Company’s share of the earnings or losses of these investments is reported as a change in unrealized capital gains and losses when earned under the equity method of accounting. If net earnings are distributed to the Company in the form of dividends, net investment income is recognized in the amount of the distribution and the previously unrealized net capital gains are reversed.

Changes in net unrealized capital gains and losses for the years ended December 31, 2018, 2017 and 2016 were as follows:

	For the years ended December 31,

	2018	2017	2016
		(in millions)

Bonds	$(376)	$564	$(313)

Mortgage loans	(10)	13	9

Common and preferred stocks	(653)	529	348

Other investments	833	(230)	(267)

Subtotal	(206)	876	(223)

Change in deferred taxes	80	(54)	(103)

Change in net unrealized capital gains and losses	$(126)	$822	$(326)

Changes in net unrealized capital gains and losses for the years ended December 31, 2018, 2017 and 2016 included the reversal of previously unrealized capital gains of $(602) million, $(489) million and $(787) million, respectively, related to distributions of accumulated net earnings made to the Company from unconsolidated non-insurance subsidiaries.

The amortized cost and fair value of bonds and common and preferred stocks for which fair value declined and remained below cost at December 31, 2018 and 2017 were as follows:

	December 31, 2018

	Decline For Less Than 12 Months			Decline For Greater Than 12 Months

	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference

	(in millions)

Bonds	$53,896	$51,789	$(2,107)	$56,888	$54,284	$(2,604)

Common and preferred stocks	2,609	2,267	(342)	265	192	(73)

Total	$56,505	$54,056	$(2,449)	$57,153	$54,476	$(2,677)

	December 31, 2017

	Decline For Less Than 12 Months			Decline For Greater Than 12 Months

	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference

	(in millions)

Bonds	$27,285	$27,056	$(229)	$21,623	$20,976	$(647)

Common and preferred stocks	633	571	(62)	157	138	(19)

Total	$27,918	$27,627	$(291)	$21,780	$21,114	$(666)

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

All of these bonds were current on contractual interest and principal payments at December 31, 2018. Based on the results of the impairment review process described above, the Company considers these declines in fair value to be temporary based on current facts and circumstances.

At December 31, 2018 and 2017, unrealized capital losses on structured securities in a loss position for greater than 12 months were $856 million and $319 million, respectively, while unrealized capital losses on structured securities in a loss position for less than 12 months were $60 million and $66 million, respectively.

For securities without a full SVO credit analysis performed, the statutory basis of accounting allows the Company to assign a NAIC designation of 5* to such securities for reporting purposes. At December 31, 2018 and 2017, the statement and fair values of NAIC 5* securities were as follows:

	December 31,

	2018			2017

	Number of Securities	Statement Value	Fair Value	Number of Securities	Statement Value	Fair Value
	($ in millions)

Bonds	60	$1,587	$1,519	57	$1,399	$1,430
Loan-backed and structured securities	3	-	-	5	1	1
Preferred stock	7	74	80	6	90	96

Total	70	$1,661	$1,599	68	$1,490	$1,527

Securities Lending

The Company participates in securities lending programs whereby general account investment securities are loaned to third parties, primarily major brokerage firms. These lending programs are intended to enhance the yield of the Company’s investment portfolio.

There were no securities on loan at December 31, 2018. At December 31, 2017, the aggregate statement value of general account loaned securities was $890 million and reported as other liabilities on the statements of financial position. The aggregate fair value of loaned securities was $894 million at December 31, 2017. All of the securities on loan at December 31 2017, were bonds and were loaned with open terms. There were no securities on loan within the separate accounts at either December 31, 2018 or 2017.

The Company manages counterparty and other risks associated with its securities lending program by adhering to guidelines that require counterparties to provide the Company with cash or other high-quality collateral of no less than 102% of the fair value of the securities on loan plus accrued interest and by setting conservative standards for the Company’s reinvestment of cash collateral received. At December 31, 2017, reinvested securities lending collateral held by the Company was $920 million, which is reported at amortized cost.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

The amortized cost, fair value and remaining term to maturity of reinvested securities lending collateral held by the Company at December 31, 2017 were as follows:

	December 31, 2017

	Amortized Cost	Fair Value
	(in millions)

30 days or less	$477	$477
31-60 days	100	100
61-90 days	53	53
91-120 days	-	-
121-180 days	75	75
181-365 days	100	100
1-2 years	115	116

Total	$920	$921

At December 31, 2017, the statement of financial position included $374 million in bonds and $546 million in cash and short-term investments related to these collateral assets.

Repurchase Agreements

During 2018, the Company began participating in a bilateral repurchase program with U.S. domiciled unaffiliated third parties. The agreements under this program require the Company to sell securities and simultaneously agree to repurchase the same (or substantially the same) securities prior to the securities reaching their maturity. These repurchase agreements are intended to enhance the yield of the Company’s investment portfolio. The agreements are accounted for as collateralized borrowings with the transferred security proceeds recorded as other liabilities in the statements of financial position while the underlying securities continue to be recorded as investments by the Company. Investment earnings are recorded as net investment income and the difference between the transferred security proceeds and the amount at which the securities will be subsequently reacquired is amortized into net investment income as interest expense in the statements of operations.

The Company manages counterparty and other risks associated with its repurchase program by adhering to guidelines that require counterparties to provide the Company with cash or other high-quality collateral of no less than 98% of the fair value of the securities on loan plus accrued interest and by setting conservative standards for the Company’s reinvestment of cash collateral received. At December 31, 2018, the liability to return the repurchase agreement cash collateral was $1.8 billion and is reported as other liabilities in the statements of financial position.

During 2018, cash collateral received, and the corresponding liability to return that collateral, had the following characteristics:

For the quarter ended:	Minimum Balance	Maximum Balance	Average Daily Balance	Ending Balance

	(in millions)

March 31, 2018	$242	$485	$405	$485
June 30, 2018	$485	$1,514	$1,082	$1,449
September 30, 2018	$1,431	$1,519	$1,464	$1,435
December 31, 2018	$1,430	$1,763	$1,501	$1,763

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

During 2018, securities sold under repurchase agreements included the following characteristics:

For the quarter ended:	Minimum Balance (Fair Value)	Maximum Balance (Fair Value)	Average Daily Balance (Fair Value)	Ending Balance (Fair Value)	Ending Balance (Statement Value)
	(in millions)
March 31, 2018	$242	$485	$405	$492	$498
June 30, 2018	$492	$1,514	$1,082	$1,468	$1,396
September 30, 2018	$1,431	$1,519	$1,464	$1,456	$1,397
December 31, 2018	$1,430	$1,763	$1,501	$1,787	$1,696

The repurchase agreements have overnight contractual maturities. Securities sold under the repurchase agreements were all U.S. Treasury securities with a NAIC rating of 1.

The amortized cost, fair value and remaining term to maturity of reinvested repurchase agreement collateral held by the Company at December 31, 2018 was as follows:

	December 31, 2018

	Amortized Cost	Fair Value
	(in millions)
30 days or less	$579	$579
31-60 days	215	215
61-90 days	199	199
91-120 days	73	73
121-180 days	355	355
181-365 days	46	46
1-2 years	253	252
2-3 years	-	-
Over 3 years	35	34

Total	$1,755	$1,753

If the securities sold under the repurchase agreements or the reinvested collateral become less liquid, the Company has the liquidity resources within its general account available to meet any potential cash demands when securities are required to be repurchased.

Restricted Assets

Certain of the Company’s investments are either pledged as collateral or are otherwise held beyond the exclusive control of the Company (“restricted assets”). These restrictions are generally the result of collateral support agreements with counterparties in connection with repurchase agreements, securities lending and derivative transactions.

At December 31, 2018 and 2017, collateral held by counterparties was primarily in the form of cash, short-term investments and bonds, including U.S. Government securities. See Note 4 for more information regarding the Company’s derivative portfolio.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

The statement value of restricted assets at December 31, 2018 and 2017, summarized by type of restriction, was as follows:

	December 31,
	2018	2017
	(in millions)
Loaned securities - repurchase agreements	$1,696	$-
Loaned securities - securities lending	-	890
Derivative transactions	48	46
Securities on deposit with states	4	4

Total restricted assets	$1,748	$940

Collateral Assets Received

The statement and fair values of collateral received at December 31, 2018 and 2017 were as follows:

	December 31, 2018		December 31, 2017

	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)
Repurchase agreement collateral	$1,763	$1,763	$-	$-
Derivative collateral	510	510	138	138
Mortgage loan escrow	58	58	51	51
Real estate escrow and security deposits	6	6	8	8
Security lending collateral	-	-	915	915

Total collateral assets	$2,337	$2,337	$1,112	$1,112

At December 31, 2018 and 2017, derivative collateral received included $0.5 million and $13 million, respectively, related to separate accounts and the obligation to return this collateral is reported in separate account liabilities in the statements of financial position. The obligation to return all other collateral received is reported as other liabilities in the statements of financial position.

4.	Derivative Financial Instruments

The Company enters into derivative transactions, generally to mitigate the risk to its assets, liabilities and surplus from fluctuations in interest rates, foreign currency exchange rates, credit conditions and other market risks. Derivatives may be exchange traded, cleared, or executed in the over-the-counter market. A majority of the Company’s over-the-counter derivatives are bilateral contracts between two counterparties. The Company’s remaining over-the-counter derivatives are cleared and settled through central clearing exchanges.

Derivatives that are designated as hedges for accounting purposes and meet the qualifications for statutory hedge accounting are reported on a basis consistent with the asset or liability being hedged (i.e., at amortized cost or fair value). Derivatives that are used to mitigate risk but are not designated as hedges for accounting purposes or otherwise do not meet the qualifications for statutory hedge accounting are reported at fair value.

To qualify for hedge accounting, the hedge relationship must be designated and formally documented at

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

inception. This documentation details the risk management objective and strategy for the hedge, the derivative used in the hedge and the methodology for assessing hedge effectiveness. The hedge must also be “highly effective,” with an assessment of its effectiveness performed both at inception and on an ongoing basis over the life of the hedge.

The Company may also use derivatives for income generation purposes. These instruments are reported on a basis consistent with the accounting treatment that would be used for the covering asset or underlying interest to which the derivative relates (i.e., at amortized cost or fair value). The premium received by the Company at the inception of the contract is deferred until the contract matures or is exercised by the counterparty or amortized over the life of the contract if the term of the derivative is greater than one year.

The fair value of derivative instruments is based on quoted market prices when available. In the absence of quoted market prices, fair value is estimated using industry-standard models utilizing market observable inputs.

Derivative transactions expose the Company to the risk that a counterparty may not be able to fulfill its obligations under the contract. The Company manages this risk by dealing only with counterparties that maintain a minimum credit rating, by performing ongoing review of counterparties’ credit standing and by adhering to established limits for credit exposure to any single counterparty. The Company also utilizes collateral support arrangements that require the daily exchange of collateral assets if counterparty credit exposure exceeds certain limits. The Company does not offset the statement values for derivatives executed with the same counterparty, even if a master netting arrangement is in place. The Company also does not offset the right to claim collateral against the obligation to return such collateral.

The Company held $510 million and $138 million of cash collateral under its derivative collateral support arrangements at December 31, 2018 and 2017, respectively, including less than $1 million and $13 million, respectively, of derivative collateral related to the separate accounts. The collateral held in the general account is reported as cash and short-term investments in the statements of financial position, while the Company’s obligation to return the collateral is reported as other liabilities. The collateral asset and related liability for collateral held by the separate accounts is reported in the separate account assets and liabilities, respectively, in the statements of financial position. The Company also held bond collateral with a fair value of $5 million at December 31, 2018 and none at December 31, 2017. Bonds held as collateral are not reported in the statements of financial position.

The Company posted $35 million and $26 million of bond collateral under futures agreements at December 31, 2018 and 2017, respectively, including $11 million and $12 million, respectively, of derivative collateral related to the separate accounts. The Company also posted $13 million and $20 million of bond collateral related to cleared derivative contracts at December 31, 2018 and 2017, respectively. Bonds posted as collateral are reported as bonds and cash posted as collateral is reported as a receivable included in other investments in the statements of financial position.

The Company has no embedded credit derivatives that expose it to the possibility of being required to make future payments.

Hedging - Designated as Hedging Instruments

The Company designates and accounts for the following derivative types as cash flow hedges, with the related derivative instrument reported at amortized cost in the statements of financial position. No component of these derivatives’ economic gain or loss was excluded from the assessment of hedge effectiveness.

Interest rate floors are used to mitigate the asset/liability management risk of a significant and sustained decrease in interest rates for certain of the Company’s insurance products. Interest rate floors entitle the Company to receive payments from a counterparty if market interest rates decline below a specified level. Amounts received on these contracts are reported as net investment income.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Interest rate swaps are used to mitigate interest rate risk for investments in variable interest rate and fixed interest rate bonds over a period of up to 12 years. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate index and a specified fixed rate of interest applied to the notional amount of the contract. Amounts received or paid on these contracts are reported as net investment income.

Foreign currency swaps are used to mitigate the foreign exchange risk for investments in bonds and mortgage loans denominated in foreign currencies over a period of up to 30 years. Foreign currency swaps obligate the Company and a counterparty to exchange the foreign currency-denominated interest and principal payments receivable on foreign bonds and mortgage loans for U.S. dollar-denominated payments based on currency exchange rates specified at trade inception. Foreign exchange gains or losses on these contracts are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. Amounts received or paid on these contracts are reported as net investment income.

Hedging - Not Designated as Hedging Instruments

The Company enters into other derivative transactions that mitigate economic risks but are not designated as a hedge for accounting purposes or otherwise do not qualify for statutory hedge accounting. These instruments are reported in the statements of financial position at fair value. Changes in the fair value of these instruments are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized.

Interest rate caps and floors are used to mitigate the risk of a significant and sustained increase or decrease in interest rates for certain of the Company’s debt instruments and insurance and annuity products. Interest rate caps and floors entitle the Company to pay or receive payments from a counterparty if market interest rates rise above or decline below a specified level. Amounts paid or received on these contracts are reported as net investment income.

Interest rate swaps are used to mitigate interest rate risk for investments in variable interest rate and fixed interest rate bonds over a period of up to 10 years. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate index and a specified fixed rate of interest applied to the notional amount of the contract. Amounts received or paid on these contracts are reported as net investment income.

Swaptions are used to mitigate the asset/liability management risk of a significant and sustained increase in interest rates for certain of the Company’s insurance products. Swaptions provide the Company an option to enter into an interest rate swap with a counterparty on specified terms.

Fixed income futures are used to mitigate interest rate risk for investments in portfolios of fixed income securities. Fixed income futures obligate the Company to sell to or buy from a counterparty a specified number of contracts at a specified price at a future date.

Fixed income forwards are used to gain exposure to the investment risk and return of mortgage-backed securities by utilizing “to-be-announced” (TBA) forward contracts. The Company also uses TBA forward contracts to hedge interest rate risk and participate in the mortgage-backed securities market in an efficient and cost-effective way. Additionally, pursuant to the Company’s mortgage dollar roll program, TBAs or mortgage-backed securities are transferred to counterparties with a corresponding agreement to purchase a substantially similar security for later settlement. These transactions do not qualify as secured borrowings and are accounted for as derivatives.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Foreign currency forwards are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies or common stock or other equity investments in companies operating in foreign countries. Foreign currency forwards obligate the Company to pay to or receive from a counterparty a specified amount of a foreign currency at a future date.

Foreign currency swaps are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies over a period of up to 11 years. Foreign currency swaps obligate the Company and a counterparty to exchange the foreign currency-denominated interest and principal payments receivable on foreign bonds and mortgage loans for U.S. dollar-denominated payments based on currency exchange rates specified at trade inception. Foreign exchange gains or losses on these contracts are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. Amounts received or paid on these contracts are reported as net investment income.

Equity and fixed income total return swaps are used to mitigate market risk for investments in portfolios of common stocks, other equity securities, and fixed income investments. Total return swaps obligate the Company and a counterparty to exchange amounts based on the difference between the return on a specified security, basket of securities or index and a specified short-term funding rate, typically London Interbank Offered Rate (LIBOR) plus or minus a spread, applied to the notional amount of the contract.

Equity index futures are used to mitigate market risk for investments in portfolios of common stock. Equity index futures obligate the Company to pay to or receive from a counterparty an amount based on a specified equity market index as of a future date applied to the notional amount of the contract.

Warrants are acquired through the purchase of private bonds. Warrants provide the Company the right to purchase an underlying financial instrument at a given price and time. Changes in the value of the underlying financial instrument are reported as a change in unrealized capital gains or losses. When the warrant is exercised, the derivative is terminated, and the current value becomes the basis for the new financial instrument.

Income Generation

Equity options are used to generate income in exchange for potential future gains on a specific common stock owned by the Company. For written call options the Company receives a cash premium at the inception of the contract, and the counterparty has the right (but not the obligation) to purchase the underlying security from the Company at a specified price at any time during the term of the contract. For purchased put options the Company pays a cash premium at the inception of the contract and has the right (but not the obligation) to sell the underlying security at a specified price at any time during the term of the contract. Equity options are reported at fair value, with changes in fair value reported as a change in unrealized capital gains or losses until the contracts mature or are exercised, at which time a realized capital gain or loss is recognized. The Company did not have any open equity option contracts as of December 31, 2018 and 2017.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

The effects of the Company’s use of derivative instruments on the statements of financial position at December 31, 2018 and 2017 were as follows:

	December 31, 2018

	Notional	Statement Value		Fair Value

	Amount	Assets	Liabilities	Assets	Liabilities

			(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$600	$3	$-	$22	$-

Interest rate swaps	56	-	-	1	(1)

Foreign exchange contracts:

Foreign currency swaps	8,671	567	(80)	522	(163)

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	807	5	-	5	-

Interest rate floors	1,026	18	(1)	18	(1)

Interest rate swaps	500	11	-	11	-

Swaptions	3,385	63	-	63	-

Fixed income futures	2,670	-	-	-	-

Fixed income forwards	25	-	-	-	-

Foreign exchange contracts:

Foreign currency forwards	466	4	(1)	4	(1)

Foreign currency swaps	89	8	(2)	8	(2)

Equity contracts:

Equity total return swaps	-	-	-	-	-

Equity index futures	-	-	-	-	-

Fixed contracts:

Fixed income total return swaps	-	-	-	-	-

Warrants	1	16	-	16	-

Income generation:

Equity options	-	-	-	-	-

Total derivatives		$695	$(84)	$670	$(168)

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

	December 31, 2017

	Notional	Statement Value		Fair Value

	Amount	Assets	Liabilities	Assets	Liabilities
			(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$600	$4	$-	$36	$-

Interest rate swaps	25	-	-	-	-

Foreign exchange contracts:

Foreign currency swaps	6,987	335	(222)	236	(355)

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	789	6	-	6	-

Interest rate floors	200	18	-	18	-

Interest rate swaps	800	4	-	4	-

Swaptions	3,390	57	-	57	-

Fixed income futures	622	-	-	-	-

Fixed income forwards	2,039	4	-	4	-

Foreign exchange contracts:

Foreign currency forwards	955	6	(16)	6	(16)

Foreign currency swaps	-	-	-	-	-

Equity contracts:

Equity total return swaps	-	-	-	-	-

Equity index futures	-	-	-	-	-

Fixed contracts:

Fixed income total return swaps	-	-	-	-	-

Warrants	-	-	-	-	-

Income generation:

Equity options	-	-	-	-	-

Total derivatives		$434	$(238)	$367	$(371)

The notional amounts shown above are used to denominate the derivative contracts and do not represent amounts exchanged between the Company and the derivative counterparties. Derivative instruments are reported as other investments or other liabilities in the statements of financial position.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

The effects of the Company’s use of derivative instruments on the statements of operations and changes in surplus for the years ended December 31, 2018, 2017 and 2016 were as follows:

	For the year ended December 31, 2018

	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income

		(in millions)

Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$6

Interest rate swaps	-	-	-

Foreign exchange contracts:

Foreign currency swaps	376	30	107

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	-	-	(2)

Interest rate floors	(1)	-	-

Interest rate swaps	7	12	(1)

Swaptions	8	-	(9)

Fixed income futures	(9)	(32)	-

Fixed income forwards	(4)	(8)	-

Foreign exchange contracts:

Foreign currency forwards	12	24	-

Foreign currency swaps	5	-	-

Equity contracts:

Equity total return swaps	-	-	-

Equity index futures	-	-	-

Fixed contracts:

Fixed income total return swaps	-	-	-

Warrants	16	-	-

Income generation:

Equity options	-	-	-

Total derivatives	$410	$26	$101

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

	For the year ended December 31, 2017

	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)

Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$12

Interest rate swaps	-	-	2

Foreign exchange contracts:

Foreign currency swaps	(522)	24	69

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	(6)	-	(1)

Interest rate floors	1	-	-

Interest rate swaps	4	-	(8)

Swaptions	(28)	-	(9)

Fixed income futures	(4)	10	-

Fixed income forwards	(1)	6	-

Foreign exchange contracts:

Foreign currency forwards	(21)	(26)	-

Foreign currency swaps	-	-	-

Equity contracts:

Equity total return swaps	1	(5)	-

Equity index futures	1	1	-

Fixed contracts:

Fixed income total return swaps	-	1	-

Warrants	-	-	-

Income generation:

Equity options	-	-	-
Total derivatives	$(575)	$11	$65

The Northwestern Mutual Life Insurance Company

Summary Investment Schedule

December 31, 2018

	For the year ended December 31, 2016

	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$16

Interest rate swaps	-	-	3

Foreign exchange contracts:

Foreign currency swaps	277	29	50

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	2	-	(1)

Interest rate floors	1	-	-

Interest rate swaps	7	-	(12)

Swaptions	16	(1)	(9)

Fixed income futures	-	(4)	-

Fixed income forwards	5	(5)	-

Foreign exchange contracts:

Foreign currency forwards	10	(7)	-

Foreign currency swaps	-	-	-

Equity contracts:

Equity total return swaps	7	(37)	-

Equity index futures	(1)	13	-

Fixed contracts:

Fixed income total return swaps	-	-	2

Warrants	-	-	-

Income generation:

Equity options	-	(2)	-
Total derivatives	$324	$(14)	$49

Changes in net unrealized gains or losses resulting from derivatives that no longer qualify for hedge accounting were $5 million for the year ended December 31, 2018 and $0 for both of the years ended December 31, 2017 and 2016.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

5.	Reserves for Policy Benefits

General account reserves for policy benefits at December 31, 2018 and 2017 were as follows:

	December 31,
	2018	2017
	(in millions)

Life insurance reserves	$177,842	$171,792

Annuity reserves	9,979	9,208

Deposit funds	3,307	3,266

Disability and long-term care unpaid claims and claim reserves	5,012	4,939

Disability and long-term care active life reserves	6,676	6,074

Total reserves for policy benefits	$202,816	$195,279

See Note 9 for more information regarding the Company’s use of reinsurance and the related impact on policy benefit reserves.

Life Insurance Reserves

Policy and contract reserves are determined in accordance with standard valuation methods approved by the OCI and are computed in accordance with standard actuarial methodology based on the Commissioners’ Reserve Valuation Method (CRVM) or the net level premium method. The reserves are based on assumptions for interest, mortality and other risks insured.

Tabular cost has been determined from the basic data for the calculation of policy reserves. Tabular cost less actual reserves released has been determined from the basic data for the calculation of reserves and reserves released. Tabular interest has been determined from the basic data for the calculation of policy reserves. Tabular interest on funds not involving life contingencies is calculated as the product of the valuation interest rate times the mean of the amount of funds subject to such rate held at the beginning and end of the year of valuation.

As of December 31, 2018, the Company had $1.8 trillion of total life insurance in force, including $28.1 billion of life insurance in force for which gross premiums were less than net premiums according to the standard valuation methods and assumptions prescribed by the OCI. Gross premiums are calculated using mortality tables that reflect both the Company’s actual experience and the potential transfer of risk to reinsurers. Net premiums are determined in the calculation of statutory reserves, which must be based on industry-standard mortality tables.

Additional premiums or charges are assessed for substandard lives on policies issued after January 1, 1956. Net level premium or CRVM mean reserves for these policies are based on multiples of mortality tables or one-half the net flat or other extra mortality charge. The Company waives deduction of fractional premiums upon death of an insured and returns any portion of the final premium beyond the date of death. Cash values are not promised in excess of the legally computed reserves.

During 2018, the methodology and mortality assumptions used in certain life insurance reserve calculations were reviewed and updated, and the corresponding reserves were reduced by $627 million, net of reinsurance. This was accounted for as a change in valuation basis and is included in other surplus changes in the statements of changes in surplus.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Annuity Reserves and Deposit Funds

For annuities and supplementary contracts, policy and contract reserves are calculated using Commissioners’ Annuity Reserve Valuation Method (CARVM), Actuarial Guideline 43 for variable annuity products and Actuarial Guideline 33 for all other products. Other deferred annuity reserves are based on policy value, with additional reserves held to reflect guarantees under these contracts. Immediate annuity reserves are based on the present value of expected benefit payments. Changes in future policy benefit reserves on supplementary contracts and income annuities without life contingencies are deposit-type transactions and are excluded from net additions to policy benefit reserves in the statements of operations.

Deposit funds primarily represent reserves for supplementary contracts and income annuities without life contingencies and amounts left on deposit with the Company by beneficiaries or policyowners. Beneficiaries of the Company’s life insurance policies can choose to receive their death benefit in a single lump sum payment or through a supplementary contract consisting of a series of scheduled payments. If the beneficiary does not affirmatively choose a supplementary contract, the proceeds are automatically paid to the beneficiary in a single lump sum.

Prior to November 1, 2013, beneficiaries of the Company’s life insurance policies also could choose to receive their death benefit by deposit of the proceeds (if $20,000 or more) into an interest-bearing retained asset account (“Northwestern Access Fund”). Funds held on behalf of Northwestern Access Fund account holders are segmented in the Company’s general account and are invested primarily in short-term, liquid investments and high quality corporate bonds. Northwestern Access Fund accounts are credited with interest at short-term market rates, with certain accounts subject to guaranteed minimum crediting rates. The total reserve liability for Northwestern Access Fund account balances held by the Company was $346 million and $369 million at December 31, 2018 and 2017, respectively. Accounts were credited with interest at annual rates ranging from 0.90% to 3.50% and 0.23% to 3.50% during 2018 and 2017, respectively. The crediting interest rates changed 44 times and 32 times during 2018 and 2017, respectively.

At December 31, 2018 and 2017, the withdrawal characteristics of the Company’s general account and separate account annuity reserves and deposit funds were as follows:

	December 31,
	General Account		Separate Accounts		Total
	2018	2017	2018	2017	2018	2017
	(in millions)
Subject to discretionary withdrawal
- with market value adjustment	$232	$276	$-	$-	$232	$276
- at book value less surrender charge of 5% or more	76	74	-	-	76	74
- at fair value	-	-	17,762	19,449	17,762	19,449
- at book value without adjustment	4,957	5,043	-	-	4,957	5,043

Not subject to discretionary withdrawal	8,021	7,081	4,970	5,390	12,991	12,471

Total annuity reserves and deposit funds	$13,286	$12,474	$22,732	$24,839	$36,018	$37,313

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Disability and Long-Term Care Reserves

Unpaid claims and claim reserves for disability and long-term care policies are based on the present value of expected benefit payments. The changes in reserves for unpaid claims, losses and loss adjustment expenses on disability and long-term care policies for the years ended December 31, 2018 and 2017 were as follows:

	For the years ended

	December 31,
	2018	2017
	(in millions)

Balance at January 1	$4,939	$4,753

Incurred related to:
Current year	796	793
Prior years	(39)	63

Total incurred	757	856

Paid related to:
Current year	(34)	(33)
Prior years	(650)	(637)

Total paid	(684)	(670)

Balance at December 31	$5,012	$4,939

Changes in reserves for incurred claims related to prior years are generally the result of differences between assumed claim experience at the time reserves were originally estimated and subsequent actual claim experience.

Active life reserves are based on the net level premium method for disability policies issued prior to 1987 and the two-year preliminary term method for those issued after 1987. Active life reserves are mean reserves for disability policies issued through 2000 and mid-terminal plus unearned premium reserves for policies issued after 2000.

Active life reserves for long-term care policies consist of mid-terminal reserves and unearned premiums. Mid-terminal reserves are based on the one-year preliminary term method and industry-based morbidity experience.

Additional Actuarial Reserves

Each year, the Company must perform asset adequacy testing (AAT) to demonstrate that reserves make adequate provision for the anticipated cash flows required by contractual obligations and related expenses, in light of assets held for the reserves. Asset adequacy testing is performed in accordance with presently accepted actuarial standards and must include assumptions necessary to determine the adequacy of reserves under moderately adverse conditions. At December 31, 2018 and 2017, reserves required as a result of AAT were as follows:

	December 31,
	2018	2017
	(in millions)

Annuities and deposit funds	$140	$155
Life insurance	2	2

Total reserves	$142	$157

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Statutory Minimum Reserves

The Company has the option to establish reserves for policy benefits using a standard of valuation that produces higher reserves than those calculated according to the minimum standard provided in the statutory regulations. For contracts issued January 1, 2001 and later, excess reserves over the statutory minimums were $507 million and $433 million at December 31, 2018 and 2017, respectively.

6.	Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected insurance premiums represent life insurance premiums due to be received from policyowners through the next respective policy anniversary dates. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest and are reported in deferred premium and other assets in the statements of financial position.

Deferred and uncollected premiums at December 31, 2018 and 2017 were as follows:

	December 31, 2018		December 31, 2017

	Gross	Net	Gross	Net
	(in millions)

Ordinary new business	$244	$88	$249	$90
Ordinary renewal	2,740	2,205	2,674	2,171

Total deferred and uncollected premiums	$2,984	$2,293	$2,923	$2,261

7.	Separate Accounts

Separate account liabilities by withdrawal characteristic at December 31, 2018 and 2017 were as follows:

	Variable Life		Variable Annuities		Total
	December 31,
	2018	2017	2018	2017	2018	2017
	(in millions)		(in millions)		(in millions)

Subject to discretionary withdrawal	$6,828	$7,514	$17,762	$19,449	$24,590	$26,963
Not subject to discretionary withdrawal	-	-	4,970	5,390	4,970	5,390

Total separate account reserves	$6,828	$7,514	$22,732	$24,839	29,560	32,353

Non-policy liabilities					157	109

Total separate account liabilities					$29,717	$32,462

While separate account liability values are not guaranteed by the Company, variable annuity and variable life insurance products do include guaranteed minimum death benefits (GMDB) underwritten by the Company. The maximum potential cost of these guarantees at December 31, 2018 and 2017 was $165 million and $31 million, respectively, which represents the aggregate difference between guaranteed values and otherwise available values for all variable products for which the guaranteed value was greater at the respective reporting dates. These benefits are only available upon the death of the annuitant or insured, and reserves for these benefits are based upon NAIC-prescribed actuarial methods that take into account, among other factors, the likelihood of death based on standard mortality tables. General account reserves for policy benefits included $6 million and $5 million attributable to GMDB at December 31, 2018 and 2017, respectively.

Premiums and other considerations received from variable annuity and variable life insurance policyowners were $1.6 billion and $1.7 billion for the years ended December 31, 2018 and 2017, respectively. These amounts are reported as premiums in the statements of operations. The subsequent

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

transfer of these premiums to the separate accounts, net of amounts received from the separate accounts to provide for policy benefit payments to variable product policyowners, is reported as net transfers to separate accounts in the statements of operations.

Following are amounts reported as transfers to and from separate accounts in the summary of operations of the Company’s Separate Account Annual Statement, which agree with the amounts reported as net transfers to (from) separate accounts in the statements of operations for the years ended December 31, 2018, 2017 and 2016.

	For the years ended December 31,

	2018	2017	2016
	(in millions)
From Separate Account Annual Statement:

Transfers to separate accounts	$1,696	$1,726	$1,714

Transfers from separate accounts	(2,193)	(1,955)	(1,832)

Net transfers to (from) separate accounts	$(497)	$(229)	$(118)

8.	Employee and Financial Representative Benefit Plans

The Company provides defined pension benefits for all eligible employees and financial representatives. This includes sponsorship of noncontributory defined benefit pension plans that are “qualified” under the terms of the Employee Retirement Income Security Act (ERISA) and the Internal Revenue Code (“Code”), as well as “nonqualified” plans that provide benefits to certain participants in excess of limits set by ERISA and the Code for the qualified plans. The Company’s funding policy for the qualified plans is to make annual contributions that are no less than the minimum amount needed to comply with the requirements of ERISA and no greater than the maximum amount deductible for federal income tax purposes. The Company made no contributions to the qualified retirement plans during either of the years ended December 31, 2018 and 2017 and does not expect to make a contribution to the plans during 2019.

The Company’s defined benefit pension plan for employees contains two different benefit formulas – a formula based on the final average pay of the participant that was frozen as of December 31, 2013 and one that awards cash balance credits based on each participant’s age and years of service that became effective on January 1, 2014. Benefits accrued under the final average pay formula remain available to participants upon retirement. Accumulated cash balance credits earn interest based on market rates and are subject to a minimum crediting rate.

In addition to defined pension benefits, the Company provides certain health care and life insurance benefits (“postretirement benefits”) to retired employees, retired financial representatives and their eligible dependents. Participants are eligible for retirement health care coverage if they meet eligibility requirements for age and length of service and were either active or retired as of December 31, 2013. Employees or financial representatives hired or contracted after that date are not eligible for coverage under the postretirement health plans.

The Company amended the employee postretirement health plan during 2016 to transition Medicare-eligible retirees and their dependents to health care options provided under an independent third-party health care marketplace (“marketplace”). Retirees and dependents that are not yet Medicare-eligible retain the historical health care benefits offered by the Company. Medicare-eligible retirees and dependents are provided with a pre-funded retiree health reimbursement account and access to third-party advisors to purchase health benefits through the marketplace. Non-Medicare-eligible retirees and dependents are provided premium assistance based on the retirees’ years of service with the Company. The Company pays the entire cost of retiree life insurance coverage.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Benefit Plan Assets

Aggregate plan assets of the defined benefit pension plans and postretirement benefit plans at December 31, 2018 and 2017, and changes in these assets for the years then ended, were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans

	2018	2017	2018	2017
	(in millions)
Fair value of plan assets at January 1	$5,012	$4,459	$82	$75

Changes in plan assets:

Actual return on plan assets	(250)	684	(4)	12

Actual plan benefits paid	(141)	(131)	(5)	(5)

Fair value of plan assets at December 31	$4,621	$5,012	$73	$82

Plan assets consist of group annuity contracts issued by the Company that are funded by a Group Annuity Separate Account, which primarily invests in a diversified portfolio of public and private common stocks and corporate, government and mortgage-backed debt securities. The overall investment objective of the plans is to maximize long-term total rate of return, consistent with prudent standards for investment and asset/liability risk management and in accordance with ERISA requirements. Plan investments are managed with a long-term perspective and for the sole benefit of the plans’ participants.

Plan asset allocations are rebalanced regularly to maintain holdings within desired asset allocation ranges and to reposition the portfolio based upon perceived market opportunities and risks. Diversification, both by and within asset classes, is a primary risk management consideration. Assets are invested across various asset classes, sectors, industries and geographies. The measurement date for plan assets was December 31 of the respective period with the fair value of plan assets primarily based on quoted market prices.

The target asset allocations and the actual allocation of the plans’ investments based on fair value at December 31, 2018 and 2017 were as follows:

	Target		Actual
	Allocation		Allocation

	2018	2017	2018	2017

Bonds	56%	56%	56%	55%

Equity investments	43%	43%	43%	44%

Other investments	1%	1%	1%	1%

Total assets	100%	100%	100%	100%

At each of December 31, 2018 and 2017, other investments were comprised of cash and short-term investments.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Benefit Plan Obligations

Aggregate projected benefit obligations (PBOs) of the defined benefit pension plans and postretirement benefit plans at December 31, 2018 and 2017 and changes in these obligations for the years then ended were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans

	2018	2017	2018	2017

	(in millions)

Projected benefit obligation at January 1	$5,373	$4,879	$724	$728

Changes in benefit obligation:

Service cost of benefits earned	146	128	20	22

Interest cost on projected obligations	180	179	21	23

Projected gross plan benefits paid	(158)	(142)	(22)	(21)

Experience (gains)/losses	(571)	318	(133)	(19)

Plan amendments and other	-	11	-	(9)

Projected benefit obligation at December 31	$4,970	$5,373	$610	$724

The PBO represents the estimated net present value of estimated future benefit obligations. For defined benefit plans, the PBO includes assumptions for future compensation increases for active participants. The accumulated benefit obligation (ABO) is similar to the PBO but is based only on current compensation with no assumption of future compensation increases. The aggregate ABO for the defined benefit plans was $4.7 billion and $5.0 billion for the years ended December 31, 2018 and 2017, respectively. Experience (gains)/losses for each of the years ended December 31, 2018 and 2017 primarily reflect the impact of changes in the PBO discount rate.

Benefit Plan Assumptions

The assumptions used in estimating the projected benefit obligations at December 31, 2018 and 2017 and the net periodic benefit cost for the years ended December 31, 2018, 2017 and 2016 were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans

	2018	2017	2018	2017
Projected benefit obligation:

Weighted average discount rate	4.18%	3.57%	4.18%	3.56%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%

	Defined Benefit Plans			Postretirement Benefit Plans

	2018	2017	2016	2018	2017	2016
Net periodic benefit cost:
Weighted average discount rate	3.57%	4.10%	4.30%	3.57%	4.10%	4.30%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Long-term rate of return on plan assets	6.25%	6.50%	6.50%	6.25%	6.50%	6.50%

The expected long-term rate of return on plan assets is estimated in consideration of historical financial market performance, internal and third-party capital market expectations and the long-term target asset allocation.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

The assumed annual increase in future retiree medical costs used in measuring the obligation for postretirement benefits were as follows:

	December 31,

	2018	2017

Assumed annual increase	5.50%	6.00%

Ultimate rate of annual increase	5.00%	5.00%

Year in which ultimate rate is reached	2019	2019

A change in the assumed health care cost trend of 1.0% in each year would have the following impacts on net periodic benefit cost and the accumulated postretirement benefit obligation (APBO):

	December 31, 2018

	1% increase	1% decrease

Impact on net periodic benefit cost	$1	$(1)

Impact on APBO	$4	$(4)

Effective January 1, 2019, the Company’s exposure to medical inflation will be limited to a maximum annual increase of 3% with any annual increase in excess of that rate passed on to the plan’s participants in the form of increased premiums.

Benefit Plan Funded Status

Following is an aggregate reconciliation of the funded status of the plans to the related financial statement liabilities reported by the Company at December 31, 2018 and 2017.

	Defined		Postretirement
	Benefit Plans		Benefit Plans

	2018	2017	2018	2017
	(in millions)

Fair value of plan assets	$4,621	$5,012	$73	$82

Projected benefit obligation	4,970	5,373	610	724

Funded status	(349)	(361)	(537)	(642)

Nonadmitted asset	(597)	(677)	-	-

Financial statement liability	$(946)	$(1,038)	$(537)	$(642)

The PBO for defined benefit plans above included $946 million and $1,038 million related to nonqualified, unfunded plans at December 31, 2018 and 2017, respectively. In the aggregate, the fair value of qualified defined benefit plan assets represented 115% and 116% of the projected benefit obligations of these plans at December 31, 2018 and 2017, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Statutory accounting guidance requires that changes in plan funded status be recognized immediately as a direct adjustment to surplus, subject to limitations such as admissibility of net pension assets. These adjustments are included in changes in nonadmitted assets and other in the statements of changes in surplus. Aggregate defined benefit pension and postretirement plan surplus impacts were as follows for the years ended December 31, 2018 and 2017:

	For the year ended December 31, 2018

	Defined Benefit Plans			Postretirement Benefit Plans

	Net experience gains (losses)	Prior service (costs) credits	Net initial asset	Net experience gains (losses)	Prior service (costs) credits
	(in millions)
Balance at January 1	$(1,151)	$215	$314	$(77)	$(60)

Amortization from surplus into net periodic benefit cost	42	(25)	-	-	5

Changes in plan assets and benefit obligations recognized in surplus	(4)	-	-	119	5

Balance at December 31	$(1,113)	$190	$314	$42	$(50)

	For the year ended December 31, 2017

	Defined Benefit Plans			Postretirement Benefit Plans

	Net experience gains (losses)	Prior service (costs) credits	Net initial asset	Net experience gains (losses)	Prior service (costs) credits
	(in millions)

Balance at January 1	$(1,260)	$250	$323	$(113)	$(65)

Amortization from surplus into net periodic benefit cost	54	(25)	(9)	-	5

Changes in plan assets and benefit obligations recognized in surplus:	55	(10)	-	36	-

Balance at December 31	$(1,151)	$215	$314	$(77)	$(60)

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Benefit Plan Costs

The components of net periodic benefit cost for the years ended December 31, 2018, 2017 and 2016 were as follows:

	Defined Benefit Plans			Postretirement Benefit Plans
	2018	2017	2016	2018	2017	2016
	(in millions)

Components of net periodic benefit cost:

Service cost of benefits earned	$146	$128	$120	$20	$22	$22

Interest cost on projected obligations	180	179	194	21	23	30

Amortization of experience losses	42	54	66	-	-	4

Amortization of prior service costs/(credits)	(25)	(25)	(25)	5	5	6

Amortization of initial net asset	-	(9)	(24)	-	-	-

Expected return on plan assets	(309)	(291)	(266)	(5)	(5)	(4)

Other	-	1	9	-	-	3

Net periodic benefit cost	$34	$37	$74	$41	$45	$61

The Company expects to increase (decrease) periodic benefit costs through the amortization of $47 million, $(25) million and $(8) million of defined benefit plan net experience losses, prior service credits and initial assets, respectively, into net periodic benefit cost during 2019. Amortization of postretirement plan prior service costs of $5 million are also expected to increase net periodic benefit cost during 2019.

The expected benefit payments by the defined benefit plans and the postretirement benefit plans for the years 2019 through 2028 are as follows:

	Defined Benefit Plans	Postretirement Benefit Plans
	(in millions)

2019	$156	$23

2020	183	24

2021	191	24

2022	200	25

2023	208	25

2024-2028	1,166	134

Total	$2,104	$255

The Company sponsors a contributory 401(k) plan for eligible employees, for which the Company provides a matching contribution, and a noncontributory defined contribution plan for financial representatives. In addition, the Company sponsors nonqualified plans that provide related benefits to certain participants in excess of limits set by ERISA for qualified defined contribution plans. For the years ended December 31, 2018, 2017 and 2016, the Company expensed total contributions to these plans of $50 million, $50 million and $48 million, respectively.

9.	Reinsurance

The Company limits its exposure to life insurance death benefits by ceding coverage to various reinsurers. In 1999, the Company ceased reinsuring new individual disability policies, but has maintained a portion of the reinsurance ceded on policies issued prior to 1999. The Company cedes 60% of the morbidity risk on group disability and 60% of the mortality risk on group life policies.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

As part of an affiliated reinsurance agreement, the Company assumes 100% of the net risk associated with NLTC’s long-term care business. At December 31, 2018 and 2017, the net amount due from NLTC under this agreement was $44 million and $37 million, respectively.

During 2017, the Company and NLTC amended the affiliated reinsurance agreement. Under the terms of the amendment, the Company assumed 100% of the risks associated with a block of long-term care business NLTC recaptured from an un-affiliated reinsurer. This transaction qualified for reinsurance accounting under the SSAP No. 61R – Life, Deposit-Type and Accident and Health Reinsurance, given the complete transfer of risk from NLTC. As part of the reinsurance amendment, the Company received invested assets with a fair value of $228 million as consideration from NLTC. The consideration was reflected as an increase to premiums and other income of $167 million and $21 million, respectively, in the statements of operations and as an increase to unassigned surplus of $40 million that was reflected in the statement of changes in surplus. In addition, reserves for policy benefits were increased by $167 million and IMR liabilities of $17 million were transferred to the Company and reported as an increase to commissions and operating expenses in the statements.

Amounts in the financial statements are reported net of the impact of reinsurance. Reserves for policy benefits at December 31, 2018 and 2017 were reported net of ceded reserves of $1.6 billion and $1.7 billion, respectively. The Company has reinsured all risks disclosed in the financial statements under Actuarial Guideline 48.

The effects of reinsurance on premium revenue and total benefits for the years ended December 31, 2018, 2017 and 2016 were as follows:

	For the years ended December 31,
	2018	2017	2016
	(in millions)

Direct premium revenue	$18,231	$17,994	$18,237

Premiums assumed	711	810	589

Premiums ceded	(906)	(907)	(911)

Premium revenue	$18,036	$17,897	$17,915

Direct benefit expense	$19,037	$18,557	$19,019

Benefits assumed	680	902	616

Benefits ceded	(699)	(656)	(671)

Total benefits	$19,018	$18,803	$18,964

In addition, the Company received $129 million, $146 million and $149 million in allowances from reinsurers for reimbursement of commissions and other expenses on ceded business for the years ended December 31, 2018, 2017 and 2016, respectively. These amounts are reported in other income in the statements of operations. For the years ended December 31, 2018, 2017 and 2016, the Company incurred $138 million, $119 million and $148 million, respectively, in expense allowances on reinsurance assumed from NLTC.

Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company mitigates this counterparty risk by dealing only with reinsurers that meet its financial strength standards while adhering to concentration limits for counterparty exposure to any single reinsurer. Most significant reinsurance treaties contain financial protection provisions that take effect if a reinsurer’s credit rating falls below a prescribed level. There were no reinsurance recoverables at December 31, 2018 and 2017 that were considered by the Company to be uncollectible.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

10.	Federal Income Taxes

The Company files a consolidated federal income tax return including the following subsidiaries:

Northwestern Mutual Investment Services, LLC	Bradford, Inc. and subsidiaries
NML Real Estate Holdings, LLC and subsidiaries	Mason Street Advisors, LLC
NML Securities Holdings, LLC and subsidiaries	NM GP Holdings, LLC and subsidiaries
Northwestern Mutual MU TLD Registry, LLC	NM Pebble Valley, LLC
Northwestern Mutual Wealth Management Company	Northwestern Mutual Registry, LLC
NM Investment Holdings, LLC	LearnVest, Inc.
NM Investment Management Company, LLC	GRO, LLC and GRO-SUB, LLC
Northwestern Long Term Care Ins. Co	NM QOZ Fund, LLC
NM Career Distrib. Holdings, LLC and subsidiaries	NM SAS, LLC

The Company collects from or refunds to these subsidiaries their share of consolidated federal income taxes determined pursuant to written tax-sharing agreements, which generally require that these subsidiaries determine their share of consolidated tax payments or refunds as if each subsidiary filed a separate federal income tax return on a stand-alone basis.

On December 22, 2017, H.R. 1, informally known as the Tax Cuts and Jobs Act (“the Act” or “Tax Reform”) was signed into law, effective for tax years beginning on or after January 1, 2018. The Act reduced the maximum federal corporate income tax rate from 35% to 21%. The statutory basis of accounting requires the 21% corporate tax rate to be applied to deferred tax balances at December 31, 2017, which resulted in a net reduction to statutory surplus of $1.2 billion. The change in net deferred tax assets was reduced by $1.4 billion and the change in net unrealized capital gains and losses was increased by $0.2 billion in the statement of changes in surplus for the year ended December 31, 2017. The Company began to benefit from the lower federal income tax rate in 2018.

The components of current income tax expense (benefit) in the statements of operations for the years ended December 31, 2018, 2017 and 2016 related to “ordinary” taxable income (loss) were as follows:

	For the years ended December 31,
	2018	2017	2016

	(in millions)
Tax payable on ordinary income	$110	$40	$(10)
Low income housing tax credits	(119)	(107)	(108)
Other tax credits	(23)	(21)	(37)
Increase (decrease) in contingent tax liabilities	(127)	(10)	(21)

Total current tax benefit	$(159)	$(98)	$(176)

In addition to current income tax benefit related to ordinary taxable income or loss as summarized above, the Company is subject to federal income tax on “capital” gains and losses that generally result from investment transactions. Investment capital gains and losses resulting from changes in market interest rates or credit spreads are deferred to the IMR net of any related tax expense or benefit. Current tax expense (benefit) of $(49) million, $136 million and $145 million was included in net IMR deferrals for the years ended December 31, 2018, 2017 and 2016, respectively. In addition, net realized capital gains and losses as reported in the statements of operations included current tax expense (benefit) of $88 million, $68 million and $(117) million for the years ended December 31, 2018, 2017 and 2016, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

The table below shows how the Company’s income tax benefit for the years ended December 31, 2018, 2017 and 2016 differs from the amount obtained by applying the statutory rate of 21%, 35% and 35%, respectively, to net gain from operations after dividends to policyowners and before federal income taxes:

	For the years ended December 31,
	2018	2017	2016

	(in millions)

Provision computed at statutory rate	$98	$482	$326

Adjustments to the statutory rate:

Revaluation of net deferred tax assets (excluding taxes on net unrealized capital gains) - tax reform	-	1,406	-

Subsidiary distributions	(115)	(162)	(269)

Tax credits	(142)	(128)	(145)

Amortization of IMR	(28)	(57)	(54)

Dividends received deduction	(26)	(37)	(33)

Employee benefits	(17)	(24)	(15)

Deferred adjustments	214	(36)	12

Other	(28)	-	23

Total statutory income tax expense (benefit)	$(44)	$1,444	$(155)

Federal income tax expense (benefit) reported on statements of operations	$(159)	$(98)	$(176)

Capital gains tax expense, net of IMR transfers	39	204	28

Change in net deferred tax assets	76	1,338	(7)

Total statutory income tax expense (benefit)	$(44)	$1,444	$(155)

During the year, the Company may make payments to or receive refunds from the Internal Revenue Service (IRS) for federal income taxes that are applicable to current or previous tax years. The Company made or received net income tax payments (refunds) of $150 million, $356 million and $(50) million to the IRS during the years ended December 31, 2018, 2017 and 2016, respectively.

Federal income taxes available for recoupment in the case of future tax losses are limited to amounts reported on previous tax returns. Total federal income taxes paid for tax years 2018, 2017 and 2016 that are available for recoupment are $179 million, $254 million and $24 million, respectively.

Federal income tax returns for 2013 and prior years are closed as to further assessment of tax. Income taxes payable in the statements of financial position represents an estimate of taxes payable, including additional taxes that may become due with respect to tax years that remained open to examination by the IRS (“contingent tax liabilities”) at the respective reporting date.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Changes in contingent tax liabilities for the years ended December 31, 2018 and 2017 were as follows:

	For the years ended December 31,
	2018	2017
	(in millions)
Balance at January 1	$410	$420
Reductions for tax positions of prior years	(127)	(10)

Balance at December 31	$283	$410

Included in contingent tax liabilities at December 31, 2018 and 2017 were $265 million and $383 million, respectively, of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of the deductions. Because of the impact of deferred taxes for amounts other than interest, the timing of the ultimate deduction may affect the effective tax rate in future periods. The Company has no tax positions for which the ultimate deductibility is not certain.

For the years ended December 31, 2018, 2017 and 2016, the Company recognized $(9) million, $1 million and $3 million, respectively, of interest-related tax expense.

The components of net deferred tax assets reported in the statements of financial position at December 31, 2018 and 2017 were as follows:

	December 31,
	2018	2017	Change
	(in millions)
Deferred tax assets:
Policy acquisition costs	$868	$804	$64
Investments	337	300	37
Policy benefit liabilities	1,638	1,296	342
Benefit plan obligations	516	547	(31)
Other	83	83	-
Valuation adjustment	-	-	-

Gross deferred tax assets	3,442	3,030	412

Nonadmitted deferred tax assets	-	-	-

Gross admitted deferred tax assets	3,442	3,030	412

Deferred tax liabilities:
Investments	749	739	10
Other	901	503	398

Gross deferred tax liabilities	1,650	1,242	408

Net deferred tax assets	$1,792	$1,788	$4

The Act includes provisions that change tax-basis life insurance reserves for tax years beginning after December 31, 2017. The impact of this change resulted in equal and offsetting increases to deferred tax assets and liabilities of $380 million at the beginning of 2018.

All gross deferred tax liabilities have been recognized at December 31, 2018 and 2017. The Company did not employ tax planning strategies in its valuation allowance assessment or deferred tax asset admissibility calculations at either December 31, 2018 or 2017.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

The Company exceeded the minimum risk-based capital (RBC) level of 300%, which is necessary to apply the maximum admissibility thresholds, based on authorized control level RBC computed without net deferred tax assets at December 31, 2018 and 2017 and expects to exceed this minimum during 2019.

Significant components of the calculation of net admitted deferred tax assets at December 31, 2018 and 2017 were as follows (in millions):

	December 31, 2018			December 31, 2017			Change

	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross deferred tax assets	$3,105	$337	$3,442	$2,730	$300	$3,030	$375	$37	$412
Statutory valuation allowance adjustment	-	-	-	-	-	-	-	-	-

Adjusted gross deferred tax assets	3,105	337	3,442	2,730	300	3,030	375	37	412
Deferred tax assets nonadmitted	-	-	-	-	-	-	-	-	-

Subtotal net admitted deferred tax asset	3,105	337	3,442	2,730	300	3,030	375	37	412
Deferred tax liabilities	901	749	1,650	503	739	1,242	398	10	408

Net admitted deferred tax asset/(liability)	$2,204	$(412)	$1,792	$2,227	$(439)	$1,788	$(23)	$27	$4

	December 31, 2018			December 31, 2017			Change

	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Federal income taxes paid in prior years recoverable through loss carrybacks	$-	$197	$197	$-	$173	$173	$-	$24	$24
Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets above) after application of the threshold limitation (lesser of a. or b. below)	1,625	-	1,625	1,846	-	1,846	(221)	-	(221)
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets offset by gross deferred tax liabilities)	1,480	140	1,620	884	127	1,011	596	13	609

Total deferred tax assets admitted as the result of application of SSAP No. 101	$3,105	$337	$3,442	$2,730	$300	$3,030	$375	$37	$412

a. Adjusted gross deferred tax assets expected to be realized following the balance sheet date			$1,625			$1,846			$(221)

b. Adjusted gross deferred tax assets allowed per limitation threshold			$3,043			$2,850			$193

Ratio percentage used to detemine recovery period and threshold limitation amount			976%			1125%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation			$20,286			$18,998

11.	Commitments and Contingencies

Commitments

In the normal course of its investment activities, the Company makes commitments to fund private equity investments, real estate, mortgage loans and other investments. These forward commitments aggregated to $9.4 billion and $7.7 billion at December 31, 2018 and 2017, respectively, and were extended at market rates and terms.

Contingencies

The Company is engaged in various legal actions in the normal course of its insurance and investment operations. The status of these legal actions is actively monitored by the Company. If the Company believes, based on available information, that an adverse outcome upon resolution of a given legal action is probable and the amount of that adverse outcome is reasonably estimable, a loss is recognized and a related liability reported. Legal actions are subject to inherent uncertainties, and future events could change the Company’s assessment of the probability or estimated amount of potential losses from pending or threatened legal actions. Based on available information, it is the opinion of the Company that the ultimate resolution of pending or threatened legal actions, both individually and in the aggregate, will not result in losses that would have a material effect on the Company’s financial position at December 31, 2018.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Guarantees

In the normal course of business, the Company makes guarantees to third parties on behalf of wholly-owned subsidiaries (e.g., debt guarantees) and financial representatives (e.g., the guarantee of office lease payments), or directly to financial representatives (e.g., future minimum compensation payments). If the financial representatives are not able to meet their obligations or these minimum compensation thresholds are not otherwise met, the Company would be required to make payments to fulfill its guarantees. For certain of these guarantees, the Company has the right to pursue recovery of payments made under the agreements. The terms of these guarantees range from less than one year to twenty-one years at December 31, 2018.

Following is a summary of the guarantees provided by the Company that were outstanding at December 31, 2018 and 2017, including both the maximum potential exposure under the guarantees and the financial statement liability reported based on fair value of the guarantees.

	December 31, 2018			December 31, 2017

Nature of guarantee	Maximum potential amount of future payments		Financial statement liability	Maximum potential amount of future payments		Financial statement liability

		(in millions)			(in millions)
Guarantees of future minimum compensation - financial representatives	$96		$1	$70		$1

Guarantees of real estate obligations	382		4	368		4

Guarantees issued on behalf of wholly-owned subsidiaries	39		-	80		-

Total guarantees	$517		$5	$518		$5

No material payments have been required under these guarantees to date, and the Company believes the probability that it will be required to perform under these guarantees in the future is remote. Performance under these guarantees would require the Company to recognize additional operating expense or increase the amount of its equity investment in the affiliate or subsidiary on behalf of which the guarantee was made.

12.	Related Party Transactions

The Company has a capital support and guarantee of benefits agreement that requires it to maintain the capital and surplus (as defined) of NLTC at a minimum level based upon a formula applied to NLTC’s earned premium and policy benefit reserves, or 150% of its company action level of RBC as prescribed by the NAIC, whichever is lower. In addition, NM guarantees NLTC’s policyholders its’ ability to pay all policy benefits due and owed pursuant to contracts of insurance sold by NLTC during the term of the agreement. This agreement was amended during 2017 to extend the length of the agreement through December 31, 2022 and lower the aggregate capital contribution limit from $800 million to $200 million. NM contributed capital to NLTC of $35 million and $15 million for the years ended December 31, 2018 and 2017, respectively. The Company has contributed a total of $165 million to NLTC through December 31, 2018.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

The Company reported a payable to NLTC of $50 million and $44 million at December 31, 2018 and 2017, respectively, which is reported in other liabilities in the statements of financial position at each of those dates. Intercompany balances are settled in cash, generally within thirty days of the respective reporting date.

13.	Surplus Notes

On September 26, 2017, the Company issued surplus notes (“2017 notes”) with a principal balance of $1.2 billion, bearing interest at 3.850% and having a maturity date of September 30, 2047. The 2017 notes were issued at an offering price of 99.787%. On March 26, 2010, the Company issued surplus notes (“2010 notes”), at par, with a principal balance of $1.75 billion, bearing interest at 6.063% and having a maturity date of March 30, 2040. Each note issuance was distributed pursuant to Rule 144A under the Securities Act of 1933, as amended.

Interest on the 2017 and 2010 notes is payable semi-annually on March 30 and September 30, subject to approval by the OCI. SAP requires recognition of interest expense on the notes upon OCI approval of semi-annual interest payments. During 2018 and 2017, the Company paid and recognized interest on the notes of $153 million and $106 million, respectively. A total of $47 million and $903 million of interest has been paid on the 2017 notes and 2010 notes, respectively, from their issuance through December 31, 2018.

The note issuances are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of the Company and do not repay principal prior to maturity, with principal payment at maturity subject to the prior approval of the OCI. The notes are not redeemable at the option of any note holder but are redeemable, in whole or in part, at the option of the Company at any time, subject to the prior approval of the OCI, at a “make whole” redemption price equal to the greater of the principal amount of the notes to be redeemed or the sum of the present value of the remaining scheduled payments of principal and interest on the notes to be redeemed, excluding accrued interest as of the date on which the notes are to be redeemed, discounted on a semi-annual basis at a defined U.S. Treasury rate plus 0.20% (2017 notes) and 0.25% (2010 notes). The entire amount of the 2017 notes are redeemable, at par, in the event of certain defined tax events.

No affiliates of the Company hold any portion of the notes, which are generally held of record at the Depository Trust Company by bank custodians on behalf of investors. No single investor holds 10% or more of the 2017 notes. The largest holder of the 2010 notes is Nippon Life Insurance Company of Japan, which held $250 million in face amount of notes at each of December 31, 2018 and 2017.

14.	Fair Value of Financial Instruments

Certain of the Company’s assets and liabilities are considered “financial instruments” as defined by Statement of Statutory Principles No. 100, Fair Value Measurements (SSAP 100). The Company’s estimation of fair value for financial instruments uses a hierarchy that, where possible, makes use of quoted market prices from active and transparent markets for assets that are identical to those being valued, typically obtained from independent pricing services (“level 1”). In the absence of quoted market prices for identical assets, fair value is estimated by these pricing services using relevant and observable market-based inputs for substantially similar securities (“level 2”). Financial instruments for which no quoted market prices or observable inputs are available are generally valued using internally-developed pricing models or indicative (i.e., non-binding) quotes from independent securities brokers (“level 3”).

The Company actively monitors fair value estimates received from independent pricing services at each financial reporting date, including analysis of valuation changes for individual securities compared to overall market trends and validation on an exception basis with internally-developed pricing models. The

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Company also performs periodic reviews of the information sources, inputs and methods used by its independent pricing services, including an evaluation of their control processes. Where necessary, the Company will challenge third-party valuations or methods and require more observable inputs or different methodologies.

For financial instruments included in the scope of SSAP 100, the statement value and fair value at December 31, 2018 and 2017 were as follows:

	December 31, 2018

			Quoted prices in	Significant	Significant

			active markets	observable	unobservable

	Statement	Fair	for identical assets	inputs	inputs

	Value	Value	(level 1)	(level 2)	(level 3)
	(in millions)
General account investment assets:
Bonds	$153,713	$151,565	$4,164	$132,645	$14,756
Mortgage loans	36,755	37,143	-	-	37,143
Common and preferred stocks	5,260	5,279	4,669	77	533
Policy loans	17,693	17,693	-	-	17,693
Derivative assets	695	670	-	654	16
Surplus note investments	108	131	-	131	-
Cash and short-term investments	1,899	1,899	525	1,374	-

Separate account assets	29,717	29,717	26,954	2,231	532

General account liabilities:
Investment-type insurance reserves	$5,187	$5,022	$-	$-	$5,022
Liabilities for securities lending	-	-	-	-	-
Liabilities for repuchase agreements	1,763	1,763	-	1,763	-
Derivative liabilities	84	168	-	168	-

Separate account liabilities	29,717	29,717	26,954	2,231	532

	December 31, 2017

			Quoted prices in	Significant	Significant

			active markets	observable	unobservable

	Statement	Fair	for identical assets	inputs	inputs

	Value	Value	(level 1)	(level 2)	(level 3)
	(in millions)
General account investment assets:
Bonds	$146,945	$151,975	$4,125	$134,545	$13,305
Mortgage loans	35,750	37,049	-	-	37,049
Common and preferred stocks	5,612	5,640	4,941	77	622
Policy loans	17,421	17,421	-	-	17,421
Derivative assets	434	367	-	367	-
Surplus note investments	108	142	-	142	-
Cash and short-term investments	2,469	2,469	239	2,230	-

Separate account assets	32,462	32,462	29,339	2,655	468

General account liabilities:
Investment-type insurance reserves	$5,312	$5,225	$-	$-	$5,225
Liabilities for securities lending	915	915	-	915	-
Liabilities for repuchase agreements	-	-	-	-	-
Derivative liabilities	238	371	-	371	-

Separate account liabilities	32,462	32,462	29,339	2,655	468

Bonds

Bonds classified as level 1 financial instruments are generally limited to U.S. Treasury securities. Most bonds, including U.S. and foreign public and private corporate bonds, municipal bonds and structured securities, are classified as level 2 financial instruments and are valued based on prices obtained from

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

independent pricing services or internally-developed pricing models using observable inputs. Typical market-observable inputs include benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds. Level 3 bonds are typically privately-placed and relatively illiquid, with fair value based on non-binding broker quotes or internally-developed pricing models utilizing unobservable inputs. See Note 3 for more information regarding the Company’s investments in bonds.

Mortgage Loans

Mortgage loans consist solely of commercial mortgage loans underwritten and originated by the Company. Fair value of these loans is estimated using a discounted cash flow approach based on market interest rates for commercial mortgage debt with comparable credit risk and maturity. See Note 3 for more information regarding the Company’s investments in mortgage loans.

Policy Loans

See Note 2 for information regarding policy loans, for which the Company considers the unpaid principal balance to approximate fair value.

Common and Preferred Stock

Common and preferred stocks classified as level 1 financial instruments are limited to those actively traded on a U.S. or foreign stock exchange. Level 2 securities are stocks for which market quotes are available but are not considered to be actively traded. Common and preferred stocks classified as level 3 are generally privately-placed with fair value primarily based on a sponsor valuation or market comparables approach utilizing unobservable inputs. See Note 3 for more information regarding the Company’s investments in common and preferred stocks.

Derivative Instruments

The Company’s derivative investments are generally traded in over-the-counter markets with fair value estimated using industry-standard models with market-observable inputs such as swap yield curves, LIBOR basis curves, foreign currency spot rates, foreign currency basis curves, option volatilities and credit spreads. Warrants classified as level 3 are generally privately-placed with fair value primarily based on a sponsor valuation or market comparables approach utilizing unobservable inputs. See Note 4 for more information regarding the Company’s derivative investments.

Surplus Note Investments

The Company invests in surplus note issuances of other mutual insurance companies. These bond-like instruments are classified as level 2 financial instruments and are valued based on prices obtained from independent pricing services or internally-developed pricing models using observable inputs. Typical market-observable inputs include benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds.

Cash and Short-term Investments

Cash and short-term investments include cash deposit balances, money market mutual funds, short-term commercial paper and other highly-liquid debt instruments, for which the Company considers net asset value or amortized cost to approximate fair value.

Separate Account Assets and Liabilities

See Note 2 and Note 7 for information regarding the Company’s separate accounts, for which fair value is primarily based on quoted market prices for the related common stocks, preferred stocks, bonds, derivative instruments and other investments. Separate account assets classified as level 3 financial instruments are primarily securities partnership investments that are valued based on the Company’s underlying equity in the partnerships, which the Company considers to approximate fair value.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

General Account Insurance Reserves

The Company’s general account insurance liabilities defined as financial instruments under SSAP 100 are limited to “investment-type” products such as fixed-rate annuity policies, supplementary contracts without life contingencies and amounts left on deposit. The fair value of investment-type insurance reserves is estimated based on future cash flows discounted at market interest rates for similar instruments with comparable maturities.

Securities Lending Liabilities

See Note 3 for information regarding securities lending activity, for which the Company considers the liability to return collateral to approximate the fair value of collateral originally received.

Repurchase Agreement Liabilities

See Note 3 for information regarding repurchase agreement activity, for which the Company considers the liability to return collateral to approximate the fair value of collateral originally received.

Assets and Liabilities Reported at Fair Value

The following tables summarize assets and liabilities measured and reported at fair value in the statements of financial position at December 31, 2018 and 2017.

	December 31, 2018

	Quoted prices in	Significant	Significant

	active markets	observable	unobservable

	for identical assets	inputs	inputs

	(level 1)	(level 2)	(level 3)	Total

	(in millions)
General account:
Bonds	$117	$-	$5	$122
Common and preferred stocks	4,669	1	455	5,125
Money market mutual funds	427	-	-	427
Derivative assets	-	109	16	125
Derivative liabilities	-	4	-	4

Total general account	$5,213	$114	$476	$5,803

Separate accounts:
Mutual fund investments	$24,892	$-	$-	$24,892
Other benefit plan assets/liabilities	109	19	4	132
Pension and postretirement assets:
Bonds	333	2,167	106	2,606
Common and preferred stock	1,644	1	40	1,685
Cash and short-term securities	28	42	-	70
Other assets/liabilities	(52)	3	381	332

Subtotal pension and postretirement assets	1,953	2,213	527	4,693

Total separate accounts	$26,954	$2,232	$531	$29,717

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

	December 31, 2017

	Quoted prices in	Significant	Significant

	active markets	observable	unobservable

	for identical assets	inputs	inputs

	(level 1)	(level 2)	(level 3)	Total

	(in millions)
General account:
Bonds	$12	$-	$5	$17
Common and preferred stocks	4,941	1	478	5,420
Money market mutual funds	243	-	-	243
Derivative assets	-	95	-	95
Derivative liabilities	-	(16)	-	(16)

Total general account	$5,196	$80	$483	$5,759

Separate accounts:
Mutual fund investments	$27,288	$-	$-	$27,288
Other benefit plan assets/liabilities	55	22	3	80
Pension and postretirement assets:
Bonds	375	2,386	115	2,876
Common and preferred stock	1,591	-	35	1,626
Cash and short-term securities	20	233	-	253
Other assets/liabilities	10	14	315	339

Subtotal pension and postretirement assets	1,996	2,633	465	5,094

Total separate accounts	$29,339	$2,655	$468	$32,462

The Company may reclassify assets reported at fair value between levels of the fair value hierarchy if appropriate based on changes in the quality of valuation inputs available during a reporting period. There were no material asset transfers between level 1 and level 2 or between level 2 and level 3 during the years ended December 31, 2018 or 2017.

The following tables summarize the changes in fair value of level 3 financial instruments for the years ended December 31, 2018 and 2017.

For the year ended December 31, 2018	General account common and preferred stock	General account bonds	Derivative assets	Separate account assets

	(in millions)
Fair value, beginning of period	$478	$5	$-	$468

Realized gains/(losses)	130	-	-	44

Unrealized gains/(losses)	(28)	-	16	(11)

Issuances	-	-	-	-

Purchases	35	-	-	185

Sales	(209)	-	-	(154)

Settlements	-	-	-	-

Net discount/premium	-	-	-	-

Transfers into level 3	49	-	-	3

Transfers out of level 3	-	-	-	(4)

Fair value, end of period	$455	$5	$16	$531

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

For the year ended December 31, 2017	General account common and preferred stock	General account bonds	Derivative assets	Separate account other benefit plan assets

	(in millions)
Fair value, beginning of period	$522	$45	$-	$369

Realized gains/(losses)	38	(8)	-	38

Unrealized gains/(losses)	55	7	-	31

Issuances	-	-	-	-

Purchases	7	-	-	165

Sales	(86)	(44)	-	(139)

Settlements	-	-	-	-

Net discount/premium	-	-	-	-

Transfers into level 3	-	5	-	4

Transfers out of level 3	(58)	-	-	-

Fair value, end of period	$478	$5	$-	$468

The fair values of level 3 financial instruments are sensitive to changes in significant unobservable inputs. Level 3 bonds are valued using a combination of discounted cash flows and indicative quotes from independent securities brokers based on market comparable companies. The most significant unobservable input in the discounted cash flow analysis is the discount rate. This rate is estimated based upon a risk-free market interest rate (U.S. Treasury with comparable maturity) plus a credit spread adjustment based on the estimated credit rating of the issuer. In general, issuers with lower credit ratings have higher credit spreads. A decrease in the credit spread adjustment would increase the fair value of the investment as the future expected cash flows are discounted at a lower rate. The opposite impact would occur if credit spread adjustments increase.

Level 3 privately-placed common and preferred stocks and derivatives, are primarily valued using a private equity sponsor valuation or market comparables approach. Both approaches rely on the use of multiples that are based on industry-specific comparable companies. Multiples are derived from the relationship of an entity’s fair value to its book value or earnings before interest, taxes, depreciation and amortization (EBITDA). The use of EBITDA normalizes for company-specific differences in capital structure, taxation and fixed asset accounting. An increase in the multiple would result in an increase in the fair value of the investment. The opposite impact would occur if the multiple decreased.

PART C

OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)	Financial Statements

(1)	NML Variable Annuity Account B

Included in the Statement of Additional Information are:

Statements of Assets and Liabilities as of the end of the most recent fiscal year

Statements of Operations as of the end of the most recent fiscal year

Statements of Changes in Net Assets for each of the two most recent fiscal years

Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

(2)	The Northwestern Mutual Life Insurance Company

Included in the Statement of Additional Information are:

Consolidated Statement of Financial Position at the end of each of the most recent two fiscal years

Consolidated Statement of Operations for each of the three most recent fiscal years

Consolidated Statement of Changes in Surplus for each of the three most recent fiscal years

Consolidated Statement of Cash Flows for each of the most recent three fiscal years

Notes to Consolidated Statutory Financial Statements

Report of Independent Registered Public Accounting Firm

(b)	Exhibits

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(b)(1)(a)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company amending NML Variable Annuity Account B Operating Authority	Exhibit (b)(1)(a) to Form N-4 Post-Effective Amendment No. 69 for NML Variable Annuity Account B, File No. 2-29240, filed on February 21, 2006
(b)(1)(b)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company creating the Account and resolution of the Executive Committee designating the formations of “NML Variable Annuity Account A” and “NML Variable Annuity Account B”	Exhibit 99(b) to Form N-4 Registration Statement for NML Variable Annuity Account A, File No. 333-22455, filed on February 27, 1997
(b)(3)	Distribution Agreement Between The Northwestern Life Insurance Company and Northwestern Mutual Investment Services, LLC, dated May 1, 2006	Exhibit (c) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on July 28, 2006
(b)(4)(a)	Form of Flexible Payment Variable Annuity Contract, RR.V.B.MSNST. (0805)	Exhibit (b)(4)(a) to Form N-4 Post-Effective Amendment No. 8 for NML Variable Annuity Account B, File No. 333-33232, filed on February 21, 2006
(b)(4)(a)(1)	Form of Amendment to Qualify Contract as Tax-Exempt Trust and Permit Contributions to Qualify as Charitable Deduction, RR.V.NIMCRUT.(1106)	Exhibit (b)(4)(a)(1) to Form N-4 Post-Effective Amendment No. 11 for NML Variable Annuity Account B, File No. 333-33232, filed on February 22, 2007
(b)(4)(b)(1)	Form of Flexible Payment Variable Annuity Contract, RR.V.B.MSNST.(0704) and Amendment of Contract to Qualify as an Annuity for non-tax qualified business (032000) (sex neutral)	Exhibit B(4)(a) to Form N-4 Post-Effective Amendment No. 5 for NML Variable Annuity Account B, File No. 333-33232, filed on April 29, 2004
(b)(4)(b)(2)	Variable Annuity Contract RR.V.A.B.MSNST.(0704) Payment Rate Tables (sex distinct)	Exhibit B(4)(b) to Form N-4 Post-Effective Amendment No. 5 for NML Variable Annuity Account B, File No. 333-33232, filed on April 30, 2004

(b)(4)(c)(1)	Form of Flexible Payment Variable Annuity Contract, RR.V.B.MSNST.(0803) and Amendment of Contract to Qualify as an Annuity for non-tax qualified business (032000) (sex neutral)	Exhibit (b)(4)(a)(1) to Form N-4 Post-Effective Amendment No. 7 for NML Variable Annuity Account B, File No. 333-33232, filed on April 28, 2005
(b)(4)(c)(2)	Variable Annuity Contract RR.V.A.B.MSNST.(0803) Payment Rate Tables (sex distinct)	Exhibit (b)(4)(b)(1) to Form N-4 Post-Effective Amendment No. 7 for NML Variable Annuity Account B, File No. 333-33232, filed on April 28, 2005
(b)(4)(c)(3)	Enhanced Death Benefit Rider, VA.EDB.(0803)	Exhibit (b)(4)(c) to Form N-4 Post-Effective Amendment No. 7 for NML Variable Annuity Account B, File No. 333-33232, filed on April 28, 2005
(b)(4)(d)(1)	Flexible Payment Variable Annuity Contract, RR.V.B.MSNST. (032000), including Amendment to Qualify as an Annuity for non-tax qualified business (sex neutral)	Exhibit B(4)(a) to Form N-4 Registration Statement for NML Variable Annuity Account B, File No. 333-33232, filed on March 24, 2000
(b)(4)(d)(2)	Variable Annuity Contract Payment Rate Tables, RR.V.A.B.MSNST. (032000), included in Exhibit B(4)(a) above (sex distinct)	Exhibit B(4)(b) to Form N-4 Registration Statement for NML Variable Annuity Account B, File No. 333-33232, filed on March 24, 2000
(b)(4)(d)(3)	Enhanced Death Benefit Rider, VA.EDB.(032000)	Exhibit B(4)(c) to Form N-4 Registration Statement for NML Variable Annuity Account B, File No. 333-33232, filed on March 24, 2000
(b)(4)(d)(4)	Waiver of Withdrawal Charge, VA.WWC.(032000)	Exhibit B(4)(d) to Form N-4 Registration Statement for NML Variable Annuity Account B, File No. 333-33232, filed on March 24, 2000
(b)(4)(e)	Enhanced Death Benefit for front-load and back-load Contracts, ICC12.VA.EDB. (0313)	Exhibit (b)(4)(h)(3) to Form N-4 Registration Statement for NML Variable Annuity Account B, File No. 002-29240, filed on April 28, 2014
(b)(5)	Form of Application (0300)	Exhibit (b)(5)(1) to Form N-4 Post-Effective Amendment No. 7 for NML Variable Annuity Account B, File No. 333-33232, filed on April 28, 2005
(b)(6)(a)	Restated Articles of Incorporation of The Northwestern Mutual Life Insurance Company (adopted July 26, 1972)	Exhibit EX-99.B1 to Form N-4 Post-Effective Amendment No. 52 for NML Variable Annuity Account B, File No. 2-29240, filed on November 13, 1995
(b)(6)(b)	Amended By-Laws of The Northwestern Mutual Life Insurance Company dated December 4, 2002	Exhibit B(6) to Form N-4 Post-Effective Amendment No. 63 for NML Variable Annuity Account B, File No. 2-29240, filed on February 28, 2003
(b)(8)(a)(1)	Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(a) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(8)(a)(2)	Amendment No. 1 dated August 7, 2000 to the Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (h)1(a)(2) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on July 28, 2006
(b)(8)(a)(3)	Amendment No. 2 dated October 13, 2006 to Participation Agreements dated March 16, 1999 and August 7, 2000, respectively, by and among The Northwestern Mutual Life Insurance Company, Russell Investment Funds, f/k/a “Russell Insurance Funds,” and Russell Fund Distributors, Inc.	Exhibit (h)1(a)(3) to Form N-6 Pre-Effective Amendment No. 1, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed December 13, 2006

(b)(8)(a)(4)	Amendment No. 3 dated August 29, 2007 to Participation Agreements dated March 16, 1999, August 7, 2000, and October 13, 2006, respectively, by and among The Northwestern Mutual Life Insurance Company, Russell Investment Funds, f/k/a “Russell Insurance Funds,” and Russell Fund Distributors, Inc.	Exhibit (b)(8)(a)(4) to Form N-4 Post-Effective Amendment No. 82 for NML Variable Annuity Account B, File No. 2-29240, filed on April 24, 2013
(b)(8)(b)(1)	Participation Agreement dated May 1, 2003 among Variable Insurance Products Funds, Fidelity Distributors Corporation and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(b) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(8)(b)(2)	Amendment No. 1 dated October 18, 2006 to Participation Agreement dated May 1, 2003, by and among The Northwestern Mutual Life Insurance Company, Fidelity Distributors Corporation, and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III	Exhibit (h)1(b)(2) to Form N-6 Pre-Effective Amendment No. 1, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed December 13, 2006
(b)(8)(c)	Participation Agreement dated April 30, 2007 among Neuberger Berman Advisors Management Trust, Neuberger Berman Management Inc., and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 24, for NML Variable Annuity Account A, File No. 333-72913, filed on April 25, 2012
(b)(8)(d)	Participation Agreement dated September 27, 2013 among Credit Suisse Trust, Credit Suisse Asset Management, LLC, Credit Suisse Securities (USA) LLC, and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(d) to Form N-4 Post-Effective Amendment No. 27 for NML Variable Annuity Account A, File No. 333-72913, filed on October 1, 2013
(b)(8)(e)(1)	Administrative Service Fee Agreement dated February 28, 1999 between The Northwestern Mutual Life Insurance Company and Frank Russell Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(8)(f)(1)	Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(2) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(b)(8)(f)(2)	Amendment dated August 1, 2004 to the Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(3) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(b)(8)(g)	Form of Administrative Services Agreement	Exhibit (b)(8)(f) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-72913, filed on April 20, 2007
(b)(8)(h)	Form of Shareholder Information Agreement	Exhibit (b)(8)(g) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-72913, filed on April 20, 2007
(b)(8)(i)	Form of Amendment to Participation Agreement Regarding Rule 498	Exhibit (b)(8)(i) to Form N-4 Post-Effective Amendment No. 27 for NML Variable Annuity Account A, File No. 333-72913, filed on October 1, 2013

(b)(8)(j)	Power of Attorney	Filed herewith
(b)(8)(k)	NMIS/NM Annuity Operations Admin Agreement	Exhibit (b)(8)(i) to Form N-4 Post-Effective Amendment No. 19 for NML Variable Annuity Account A, File No. 333-72913, filed on April 22, 2008
(b)(9)	Opinion and Consent of Chris K. Gawart, Esq. dated April 26, 2019	Filed herewith
(b)(10)	Consent of PricewaterhouseCoopers LLP dated April 26, 2019	Filed herewith

Item 25.  Directors and Officers of the Depositor

The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company, without regard to their activities relating to variable annuity contracts or their authority to act or their status as “officers” as that term is used for certain purposes of the federal securities laws and rules thereunder.

TRUSTEES – As of April 1, 2019

Name	Address
John N. Balboni	Retired Senior Vice President & CIO International Paper 105 E. Goodwyn Memphis, TN 38111

Nicholas E. Brathwaite	Co-Found & Partner Riverwood Capital 2494 Sand Hill Road Building 7, Suite 100 Menlo Park, CA 94025

David J. Drury	Founding Partner Wing Capital Group 330 S. Executive Drive,Suite 209 Brookfield, WI 53005

P. Russell Hardin	President Robert W. Woodruff Foundation 191 Peachtree Street NE, Suite 3540 Atlanta, GA 30303

Hans Helmerich	Chairman Helmerich & Payne, Inc. 1437 S. Boulder Avenue Tulsa, OK 74119

Dale E. Jones	CEO & President Diversified Search 1200 New Hampshire Avenue, NW Suite 820 Washington, DC 20036

David J. Lubar	President & CEO Lubar & Co. 833 E. Michigan Street Suite 1500 Milwaukee, WI 53202

Sheila L. Marcelo	Founder, Chairwoman & CEO Care.com 77 4th Avenue, 5th Floor Waltham, MA 02451

Jaime Montemayor	Former Senior Vice President & Chief Information Officer PepsiCo Americans Foods 3604 Shantara Lane Plano, TX 75093

Anne M. Paradis	Retired CEO MicroTek, Inc. 72 Reservation Road Sunderland, MA 01375

John E. Schlifske	Chairman, President & CEO Northwestern Mutual 720 E. Wisconsin Avenue Milwaukee, WI 53202

Mary Ellen Stanek	Managing Director & Director of Asset Management Baird Advisors Robert W. Baird & Co. President-Baird Funds Inc. 777 E. Wisconsin Avenue 21st Floor Milwaukee, WI 53202

S. Scott Voynich	Managing Partner Robinson, Grimes & Company, PC 5637 Whitesville Road P. O. Box 4299 Columbus, GA 31914

Ralph A. Weber	Founding Member Gass, Weber, Mullins, LLC 241 N. Broadway Suite 300 Milwaukee, WI 53202

Benjamin F. Wilson	Chairman Beveridge & Diamond, P.C. 1350 I Street, NW Suite 700 Washington, DC 20005

Juan C. Zarate	Chairman & Co-Founder Financial Integrity Network 1919 M Street, NW, Suite 200 Washington, DC 20036

EXECUTIVE OFFICERS – As of April 1, 2019

John E. Schlifske	Chairman, President & Chief Executive Officer
Souheil Badran	Executive Vice President & Chief Innovation Officer
Leslie Barbi	Senior Vice President (Public Investments)
John E. Bentley	Vice President (Investment Strategy)
Sandra L. Botcher	Vice President (Distribution Development)
Lori M. Brissette	Vice President (Risk & Investment Client Services)

Lisa A. Cadotte	Vice President (Investment Risk & Operations)
Michael G. Carter	Executive Vice President, Chief Financial Officer & Chief Risk Officer
Eric P. Christophersen	Vice President (Strategic Philanthropy/Community Relations & Campus/Event Experiences)
Joann M. Eisenhart	Executive Vice President & Chief People Officer
Chris K. Gawart	Vice President & General Counsel
Timothy J. Gerend	Executive Vice President (Career Distribution)
Aditi J. Gokhale	Executive Vice President & Chief Marketing and Communications Officer
Karl G. Gouverneur	Vice President (Digital Workplace & Corporate Solutions)
John M. Grogan	Executive Vice President (Insurance Products & Client Services)
Thomas C. Guay	Vice President (Risk Selection Strategy)
Ronald P. Joelson	Executive Vice President & Chief Investment Officer
Todd M. Jones	Vice President & Controller
Jason T. Klawonn	Senior Vice President & Chief Actuary
Abimbola O. Kolawole	Vice President (Policy Benefits)
Jeffrey J. Lueken	Senior Vice President (Private Securities)
Stephanie A. Lyons	Vice President (Enterprise Risk Assurance)
Raymond J. Manista	Executive Vice President; Chief Legal Officer, Chief Compliance Officer & Secretary
John W. McTigue	Chief Distribution Advisor
Christian W. Mitchell	Executive Vice President & Chief Customer Officer
Steven M. Radke	Vice President (Government Relations)
Courtney K. Reynolds	Vice President (Communications & Corporate Affairs)
John C. Roberts	Vice President (Distribution Performance)
Don J. Robertson	Executive Vice President & Chief Human Resources Officer
Bethany M. Rodenhuis	Executive Vice President & Chief Transformation Officer
Tammy M. Roou	Vice President (Enterprise Compliance)
Sarah R. Schneider	Vice President (Distribution Services)
Deborah A. Schultz	Vice President (Financial Management)
Emilia Sherifova	Executive Vice President & Chief Technology Officer
David W. Simbro	Senior Vice President (Risk Products)
Kamilah D. Williams-Kemp	Vice President (New Business)
Thomas D. Zale	Vice President (Real Estate)

OTHER OFFICERS – As of April 1, 2019

Employee	Title
Craig L. Schedler	VP Strategic Investing

Lisa C. Gandrud	VP & Actuary
Gregory A. Gurlik	VP & Actuary
James R. Lodermeier	VP & Actuary
Susan J. Miner	VP & Actuary
Paul W. Skalecki	VP & Actuary
Chris G. Trost	VP & Actuary
Kyle A. Walster	VP & Actuary

Eric Heise	Senior Director Corporate Reporting
Todd C. Kuzminski	VP Investment Accounting
Dean A. Landry	VP Tax Planning
Susan Limbach	Senior Director Tax
Michael A. Reis	VP Accounting Policy
Matthew P. Sullivan	VP Financial Reporting & Analysis
Amanda E. Young	VP Tax

Stephen R. Stone	VP Enterprise Risk Management
Andrew T. Vedder	VP Solvency Policy & Risk Management

Employee	Title
Gwen C. Canady	VP Finance & Expense Operations
Vikram Choudhary	VP Finance & Expense
Stacey Gribbin	VP Finance & Expense Operations
Karen A. Molloy	VP & Treasurer
Steve L. Wu	VP Sourcing & Procurement

David A. Escamilla	VP Investment Operations
Karla J. Adams	VP Investment Risk Management
James Reach	VP Investment Data & Analytics

Stig Haagensen	VP Engineering
Kristy L. Litchford	VP Product Management
Goran Micanovic	VP Engineering
Matthew T. Sauer	VP Product Management

Cal D. Schattschneider	VP Campus Planning & Operations

Jason R. Handal	VP Distribution Performance
Matthew McDowell	VP Distribution Performance
Arthur J. Mees Jr.	VP Distribution Performance
Timothy Nelson	VP Distribution Performance
Jeremy Newman	VP Distribution Finance

William Grady	VP Financial & Concierge Planning
Amy Kiiskila	VP Advanced Planning
William H. Taylor	VP Financial Planning & Sales Support

Joseph Roblee	VP Field Strategy Alignment
Rebecca Porter	VP Career Distribution Transformation Lead

Jennifer L. Brase	VP Diversity & Inclusion
Julie Flaa	VP Distribution Planning
Stephen J. Frankl	VP Field Lerning & Development
Kevin J. Konopa	VP Business Owner
Stephanie Wilcox	VP Advanced Practice Groups & Teams VP Talent Management

William Lombardi	VP Client Services Strategy

Donald Gehrke	VP Investment Client Services

Nichole Lecher	VP Journey Transformation
Michelle E. Luhm	VP Disability Income and Long Term Care Underwriting
Anne C. Wills	VP Life Underwriting

Lisa M. Parker	VP DI & LTC Benefits
Allyson Schrader	VP Integrated Shared Services

Angela N. Bickler	VP Client Services
James LeMere	VP Client Services
Lori A. Torner	VP Journey Transformation

Quentin Doll	VP Product Development
Brian W. Henning	VP Competitive Intelligence
Kenneth M. Latus	VP Product Development
Steven J. Stribling	VP Product Development
Becki L. Williams	VP Advanced Markets

Employee	Title
Wayne F. Heidenreich M.D.	VP Medical
Jill Mocarski	VP Medical
Deborah B. VanDommelen M.D.	VP & Chief Medical Officer
Jason L. Von Bergen	VP Research & Analytics
Joel S. Weiner	VP Medical

Robert J. Johnson	VP Compliance
Randy M. Pavlick	VP Managed Investments Compliance
Bernd Huber	VP Enterprise Information Risk & Cybersecurity
Raymond Zellmer	VP Enterprise Information Risk & Cybersecurity
Susan W. Callanan	VP Public Policy
Christopher T. Gahan	VP Federal Relations

Thomas K. Anderson	Asst. General Counsel & Asst. Secretary
Mark J. Backe	VP-Insurance & Operations Counsel & Asst. Secretary
JoAnne M. Breese-Jaeck	Asst. General Counsel & Asst. Secretary
Christopher W. Brownell	Asst. General Counsel & Asst. Secretary
Thomas B. Christenson	Asst. General Counsel & Asst. Secretary
Michael J. Conmey	Asst. General Counsel & Asst. Secretary
Mark S. Diestelmeier	Asst. General Counsel & Asst. Secretary
John E. Dunn	VP & Investment Products & Services Counsel & Asst. Secretary
Bradley L. Eull	Asst. General Counsel & Asst. Secretary
Chad E. Fickett	Asst. General Counsel & Asst. Secretary
James C. Frasher	Asst. General Counsel & Asst. Secretary
John D. Gatmaitan	Asst. General Counsel & Asst. Secretary
Sheila M. Gavin	Asst. General Counsel & Asst. Secretary
Matthew D. Heinke	Asst. General Counsel & Asst. Secretary
David B. Kennedy	Asst. General Counsel & Asst. Secretary
Steven J. LaFore	Asst. General Counsel & Asst. Secretary
Lisa A. Leister	Asst. General Counsel & Asst. Secretary
Kim W. Lunn	Asst. General Counsel & Asst. Secretary
Cheri L. McCourt	Asst. General Counsel & Asst. Secretary
James L. McFarland	Asst. General Counsel & Asst. Secretary
Andrew J. McLean	Asst. General Counsel & Asst. Secretary
Lesli H. McLinden	Asst. General Counsel & Asst. Secretary
Christopher J. Menting	Assoc. General Counsel-Enterprise Governance & Asst. Secretary
Jennifer W. Murphy	Asst. General Counsel & Asst. Secretary
William C. Pickering	Asst. General Counsel & Asst. Secretary
Nora M. Platt	Asst. General Counsel & Asst. Secretary
Zhibin Ren	Asst. General Counsel & Asst. Secretary
Monica M. Riederer	Asst. General Counsel & Asst. Secretary
Rodd Schneider	VP & Litigation and Distribution Counsel & Asst. Secretary
John M. Thompson	Asst. General Counsel & Asst. Secretary
John W. Warren	Asst. General Counsel & Asst. Secretary
Terry R. Young	Asst. General Counsel & Asst. Secretary
Michael W. Zielinski	Asst. General Counsel & Asst. Secretary

Donna L. Lemanczyk	Assistant Secretary
Daniel M. Flesch	Assistant Secretary

David Pahl	VP Data Scientist
Drazen Pantic	Chief Scientist

Elizabeth Ridley	VP-Marketing Strategy & Training

Vivek Bedi	VP Client Experience & Product Experience
Bryan E. Kadlec	VP Product Management

Employee	Title
Manish Mallikarjuna	VP Client Experience
Kevin M. McCarthy	VP Product Management
Josef Pfeiffer	VP Product Management
Jill L. Zeisler	VP Product Management

Kelly Culler	VP Human Resources Business Partners
Dario DeMaria	VP Strategy Systems and Operations
William N. Hardin	VP Talent Acquisition & Strategic Workforce Placement
Amanda O’Dell	VP Human Resources Business Partners
Raj Patel	VP Talent & Organizational Development
Maria Rose Pollara	VP Human Resources Business Partners
Todd W. Smasal	VP Total Rewards

Christopher Bellomo	VP Enterprise Transformation Architect
Troy M. Burbach	VP Transformation Change Agent
Andrew J. DeGuire	VP Strategy Advacement & Alignment
Cheryl A. DeLonay	VP Transformation
Patricia A. Hagen	VP Transformation
Laila V. Hick	VP Transformation
John N. Pangborn	VP Transformation Change Agent
Peter T. Petersen	VP Integration Management Office
Sherri L. Schickert	VP Transformation Change Agent
Rick T. Zehner	VP Research & Special Projects

Ross Hamilton	VP Technology Governance
Frederic Jambukeswaran	VP Engineering
Irina Petrakova-Otto	VP Software Engineering
Paul A. Presley	VP CTO Wealth Management and Data Analytics
Sangeetha Rai	VP Technology Customer Success
Andrew Weisenborn	VP Test Engineering
Dave Writz	VP Field Customer Success

Manuel L. Barbero	VP & Chief Architecht

Ahmed Azam	VP Platforms & Operations
Chuck Dudley	VP Cloud & Development Operations
Srinvas J. Sarathy	VP Infrastructure & Operations
Matthew Stollenwerk	VP Infrastructure

Erika K. Luckow	VP Strategic Communications
Leslie J. O’Connell	VP Strategic Communications
Jennifer L. Ryan	VP Corporate Communications

Lee Hurley	VP Brand & Activation
James Murphy	VP Creative Director
Deborah Sumner	VP Prospect & Client Marketing

The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 26.  Persons Controlled By or Under Common Control with the Depositor or Registrant

The subsidiaries of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), as of April 1, 2019 are set forth on the following pages. In addition to these subsidiaries, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern Mutual:

1.	NML Variable Annuity Account A
2.	NML Variable Annuity Account B
3.	NML Variable Annuity Account C
4.	Northwestern Mutual Variable Life Account
5.	Northwestern Mutual Variable Life Account II

Northwestern Mutual Series Fund, Inc. (the “Funds”), shown below as a subsidiary of Northwestern Mutual, is an investment company registered under the Investment Company Act of 1940, offering shares to the separate accounts identified above; and the shares of the Funds held in connection with certain of the accounts are voted by Northwestern Mutual in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the separate accounts, or in the same proportions as the shares which are so voted.

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of April 1, 2019)
Legal Entity Name	Domestic Jurisdiction	Owner %
Operating Subsidiaries
Mason Street Advisors, LLC(2)	Delaware	100.00
Northwestern Long Term Care Insurance Company(2)	Wisconsin	100.00
Northwestern Mutual Investment Management Company, LLC(2)	Delaware	100.00
Northwestern Mutual Investment Services, LLC(2)	Wisconsin	100.00
Northwestern Mutual Wealth Management Company(2)	United States	100.00

All Other Subsidiaries
1838938 Alberta Ltd.(2)	Canada	100.00
1890 Maple, LLC(2)	Delaware	100.00
3412 Exchange, LLC(2)	Delaware	100.00
45East11(2)	Cayman Islands	100.00
777 North Van Buren Apartments, LLC(2)	Delaware	100.00
777 North Van Buren Condominium Association, Inc.(2)	Wisconsin	100.00
777 North Van Buren Parking, LLC(2)	Delaware	100.00
777 North Van Buren Retail, LLC(2)	Delaware	100.00
AFE Brentwood Park, LLC(2)	Delaware	100.00
Amber, LLC(2)	Delaware	100.00
Artisan Garden Apartments, LLC(2)	Delaware	100.00
Baraboo, Inc.(2)	Delaware	100.00
Bayridge, LLC(2)	Delaware	100.00
BCC Cancer Venture, LP(2)	Delaware	100.00
Bishop Square, LLC(2)	Delaware	100.00
Bradford II SPE, LLC(2)	Delaware	100.00
Bradford, Inc.(2)	Delaware	100.00
Bradford Master Association Inc.(2)	North Carolina	100.00
Burgundy, LLC(2)	Delaware	100.00
Cedarstone, LLC(2)	Delaware	100.00
Chateau, LLC(2)	Delaware	100.00
Chelsea Ventures, LLC(2)	Maryland	100.00
C – Land Fund, LLC(2)	Delaware	100.00
Coral, Inc.(2)	Delaware	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of April 1, 2019)
Cortona Holdings, LLC(2)	Delaware	100.00
Cream City Venture Capital, LLC(2)	Delaware	100.00
Crosland Greens, LLC(2)	North Carolina	100.00
Dortmund, LLC(2)	Delaware	100.00
Fairfield Potomac Club, LLC(2)	Delaware	100.00
FB #2, LLC(2)	Maryland	100.00
GRO, LLC(2)	Delaware	100.00
GRO-SUB, LLC(2)	Delaware	100.00
Hamptons PBG, LLC(2)	Delaware	100.00
Hazel, Inc.(2)	Delaware	100.00
Higgins, Inc.(2)	Delaware	100.00
Hobby, Inc.(2)	Delaware	100.00
Hollenberg 1, Inc.(2)	Delaware	100.00
Klode, Inc.(2)	Delaware	100.00
Kristiana International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Logan, Inc.(2)	Delaware	100.00
Maroon, Inc.(2)	Delaware	100.00
Mason & Marshall, Inc.(2)	Delaware	100.00
Millbrook Apartments Associates L.L.C.(2)	Virginia	100.00
Model Portfolios, LLC(2)	Delaware	100.00
MPC Park 27 Industrial, LLC(2)	Florida	100.00
Network Office Cashiership, LLC(2)	Delaware	100.00
Nicolet, Inc.(2)	Delaware	100.00
NM BSA, LLC(2)	Delaware	100.00
NM Cancer Center GP, LLC(2)	Delaware	100.00
NM Career Distribution Holdings, LLC(2)	Delaware	100.00
NM DFW Lewisville, LLC(2)	Delaware	100.00
NM Gen, LLC(2)	Delaware	100.00
NM GP Holdings, LLC(2)	Delaware	100.00
NM Green, LLC(2)	Delaware	100.00
NM Harrisburg, Inc.(2)	Pennsylvania	100.00
NM Imperial, LLC(2)	Delaware	100.00
NM Investment Holdings, LLC.(2)	Delaware	100.00
NM Lion, LLC(2)	Delaware	100.00
NM Majestic Holdings, LLC(2)	Delaware	100.00
NM Neptune, LLC(2)	Delaware	100.00
NM Pebble Valley LLC(2)	Delaware	100.00
NM QOZ Fund, LLC(2)	Delaware	100.00
NM RE Funds, LLC(2)	Delaware	100.00
NM Regal, LLC(2)	Delaware	100.00
NM Twin Creeks GP, LLC(2)	Delaware	100.00
NMC V Equity Fund, LP(2)	Delaware	100.00
NMC V GP, LLC(2)	Delaware	100.00
NM-Hemlock, LLC(2)	Delaware	100.00
NM-Morristown, LLC(2)	Delaware	100.00
NM-Pulse, LLC(2)	Delaware	100.00
NM-SAS, LLC(2)	Delaware	100.00
NM-Skye, LLC(2)	Delaware	100.00
NM-West Hartford, LLC(2)	Delaware	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of April 1, 2019)
NML Development Corporation(2)	Delaware	100.00
NML Real Estate Holdings, LLC(2)	Wisconsin	100.00
NML Securities Holdings, LLC(2)	Wisconsin	100.00
NMLSP1, LLC(2)	Delaware	100.00
NMRM Holdings, LLC(2)	Delaware	100.00
North Van Buren, Inc.(2)	Delaware	100.00
Northwestern Broadway Plaza, LLC(2)	Delaware	100.00
Northwestern Ellis Company(2)	Nova Scotia	100.00
Northwestern Mutual Capital GP II, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP III, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP IV, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP V, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP, LLC(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund II, LP(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund III, LP(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund IV, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund II, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund III, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund IV, LP(2)	Delaware	100.00
Northwestern Mutual Life Clubs Associated, Inc.(2)	Wisconsin	100.00
Northwestern Mutual MU TLD Registry, LLC(2)	Delaware	100.00
Northwestern Mutual Registry, LLC(2)	Delaware	100.00
Northwestern Mutual Series Fund, Inc.(3)	Maryland	100.00
NorthWoods Phase I, LLC(2)	Delaware	100.00
NorthWoods Phase II, LLC(2)	Delaware	100.00
NWM ZOM GP, LLC(2)	Delaware	100.00
NYLV, LLC(2)	Delaware	100.00
Osprey Links Golf Course, LLC(2)	Delaware	100.00
Osprey Links, LLC(2)	Delaware	100.00
Plantation Oaks MHC-NM, LLC(2)	Delaware	100.00
RE Corp.(2)	Delaware	100.00
Regency NM Johns Creek, LLC(2)	Delaware	100.00
Regina International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Ruhl Financial Group, LLC(2)	Delaware	100.00
Russet, Inc.(2)	Delaware	100.00
Scotty, LLC(2)	Delaware	100.00
Stadium and Arena Management, Inc.(2)	Delaware	100.00
Tapestry Condominium Owners Association, Inc.(2)	Tennessee	100.00
Trade Street Associates I, LLC(2)	Delaware	100.00
Tupelo, Inc.(2)	Delaware	100.00
Two Con Holdings, LLC(2)	Delaware	100.00
Two Con SPE, LLC(2)	Delaware	100.00
Two Con, LLC(2)	Delaware	100.00
Ventura Lakes MHC-NM, LLC(2)	Delaware	100.00
Walden OC, LLC(2)	Delaware	100.00
West Huron Joint Venture(2)	Washington	100.00
White Oaks, Inc.(2)	Delaware	100.00

(1)

Certain subsidiaries are omitted on the basis that, considered in the aggregate at year end 2018, they did not constitute a significant subsidiary as defined by Regulation S-X. Certain investment partnerships and limited liability companies that hold real estate assets of The Northwestern Mutual Life Insurance Company are not represented.

(2)	Subsidiary included in the consolidated financial statements.

(3)

Northwestern Mutual Series Fund, Inc. consists of 27 series of capital stock, each a separate investment portfolio (the “Portfolios”). The Portfolios consist of: Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Government Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Balanced Portfolio, Asset Allocation Portfolio.

Item 27.  Number of Contract Owners

As of March 31, 2019, 325,130 variable annuity contracts issued in connection with NML Variable Annuity Account B were outstanding. 282,017 such contracts were issued as contracts for plans qualifying for special treatment under various provisions of the Internal Revenue Code. 43,113 such contracts were not so issued.

Item 28.  Indemnification

(a) That portion of the By-laws of the Depositor, Northwestern Mutual, relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual, amended by resolution and previously filed as Exhibit A(6)(b) to the registration statement of Northwestern Mutual Variable Life Account (File No. 333-59103) on July 15, 1998.

(b) Section 10 of the Distribution Agreement dated May 1, 2006 between Northwestern Mutual and Northwestern Mutual Investment Services, LLC (“NMIS”) provides substantially as follows:

B. Indemnification by Company. The Company agrees to indemnify, defend and hold harmless NMIS, its successors and assigns, and their respective officers, directors, and employees (together referred to as “NMIS Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which NMIS and/or any NMIS Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by the Company and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of NMIS or for which NMIS is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material.

This indemnification shall be in addition to any liability that the Company may otherwise have; provided, however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.

C. Indemnification by NMIS. NMIS agrees to indemnify, defend and hold harmless the Company, its successors and assigns, and their respective officers, trustees or directors, and employees (together referred to as “Company Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which the Company and/or any Company Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by NMIS and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of the Company or for which the Company is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in reliance upon information furnished in writing by NMIS to the Company specifically for use in the preparation of the aforesaid material.

This indemnification shall be in addition to any liability that NMIS may otherwise have; provided however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.

D. Indemnification Generally. Any person seeking indemnification under this section shall promptly notify the indemnifying party in writing after receiving notice of the commencement of any action as to which a claim for indemnification will be made; provided, however, that failure to so notify the indemnifying party shall not relieve such party from any liability which it may have to such person otherwise than on account of this section.

The indemnifying party shall be entitled to participate in the defense of the indemnified person but such participation will not relieve such indemnifying party of the obligation to reimburse the indemnified party for reasonable legal and other expenses incurred by such party in defending himself, herself or itself.

Item 29.  Principal Underwriters

(a) NMIS is the principal underwriter of the securities of the Registrant. NMIS is also the principal underwriter for the NML Variable Annuity Account A (811-21887), the NML Variable Annuity Account C (811-21886), the Northwestern Mutual Variable Life Account (811-3989) and the Northwestern Mutual Variable Life Account II (811-21933).

(b) As of February 20, 2019, the directors and officers of NMIS are as follows:

Name	Position
Lori M. Brissette	Vice President, Insurance and Annuity Client Services
Bradley L. Eull	Secretary
Stephen J. Frankl	Director, Planning and Sales
Don P. Gehrke	Vice President, Retail Investment Operations, Chief Operations Officer
Timothy J. Gerend	Senior Vice President, Career Distribution
Bernd Huber	Chief Information Security Officer
Susan Limbach	Assistant Treasurer
Mark McNulty	NMIS Anti-Money Laundering Officer
Jennifer L. O’Leary	Treasurer and Financial and Operations Principal
Paul A. Presley	Chief Technology Officer
John C. Roberts	Vice President, Distribution Performance
Sarah R. Schneider	Vice President, New Business
Eva Marie Schoenborn	President and Chief Executive Officer
David W. Simbro	Senior Vice President, Life, Annuity and Product Solutions
Rebecca L. Sujecki	Assistant Treasurer
William H. Taylor	Vice President, Financial Planning and Sales
Alan M. Werth	Third Party Sales Consultant
Becki Williams	Vice President, Advanced Markets
Jeffrey B. Williams	Vice President, NMIS Compliance, Chief Compliance Officer
Terry R. Young	Assistant Secretary

The address for each director and officer of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

(c) NMIS, the principal underwriter, received $72,716,394 of commissions and other compensation, directly or indirectly, from Registrant during the last fiscal year for sales of variable annuity contacts, and interests therein, issued in connection with the Registrant.

Item 30.  Location of Accounts and Records

All accounts, books or other documents required to be maintained in connection with the Registrant’s operations are maintained in the physical possession of Northwestern Mutual at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 31.  Management Services

There are no contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.

Item 32.  Undertakings

(a) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request at the address or phone number listed in the prospectus.

(d) Reference is made to the indemnification provisions disclosed in response to Item 28. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the registered securities, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(e) The Northwestern Mutual Life Insurance Company hereby represents that the fees and charges deducted under the contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company under the contracts.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NML Variable Annuity Account B, certifies that it meets all of the requirements for effectiveness of this Amended Registration pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the 26th day of April, 2019.

NML VARIABLE ANNUITY ACCOUNT B (Registrant)

By	THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY (Depositor)

Attest:	/s/ RAYMOND J. MANISTA	By:	/s/ JOHN E. SCHLIFSKE
	Raymond J. Manista,		John E. Schlifske,
	Executive Vice President, Chief Legal Officer & Secretary		Chairman and Chief Executive Officer

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on the 26th day of April, 2019.

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY (Depositor)

Attest:	/s/ RAYMOND J. MANISTA	By:	/s/ JOHN E. SCHLIFSKE
	Raymond J. Manista,		John E. Schlifske,
	Executive Vice President, Chief Legal Officer & Secretary		Chairman and Chief Executive Officer

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the Depositor and on the dates indicated:

Signature	Title

Chairman, Trustee and
/s/ JOHN E. SCHLIFSKE	Chief Executive Officer;
John E. Schlifske	Principal Executive Officer

/s/ MICHAEL G. CARTER	Executive Vice President and
Michael G. Carter	Chief Financial Officer;
Principal Financial Officer

/s/ TODD JONES	Vice President and Controller;
Todd Jones	Principal Accounting Officer

/s/ John N. Balboni*	Trustee
John N. Balboni

/s/ Nicholas E. Brathwaite*	Trustee
Nicholas E. Brathwaite

/s/ David J. Drury*	Trustee
David J. Drury

/s/ P. Russell Hardin*	Trustee
P. Russell Hardin

/s/ Hans Helmerich*	Trustee
Hans Helmerich

/s/ Dale E. Jones*	Trustee
Dale E. Jones

/s/ David J. Lubar*	Trustee
David J. Lubar

/s/ Sheila L. Marcelo*	Trustee
Sheila L. Marcelo

/s/ Jaime Montemayor*	Trustee
Jaime Montemayor

/s/ Anne M. Paradis*	Trustee
Anne M. Paradis

/s/ John E. Schlifske*	Trustee
John E. Schlifske

/s/ Mary Ellen Stanek*	Trustee
Mary Ellen Stanek

/s/ S. Scott Voynich*	Trustee
S. Scott Voynich

/s/ Ralph A. Weber*	Trustee
Ralph A. Weber

/s/ Benjamin F. Wilson*	Trustee
Benjamin F. Wilson

*By:	/s/ JOHN E. SCHLIFSKE
John E. Schlifske, Attorney in fact, pursuant to the Power of Attorney filed herewith.

Each of the signatures is affixed as of April 26, 2019.

EXHIBIT INDEX

EXHIBITS FILED WITH FORM N-4

POST-EFFECTIVE AMENDMENT NO. 26 TO

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

FOR

NML VARIABLE ANNUITY ACCOUNT B

Exhibit	Description
(b)(9)(j)	Power of Attorney	Filed herewith
(b)(9)	Opinion and Consent of Chris K. Gawart, Esq. dated April 26, 2019	Filed herewith
(b)(10)	Consent of PricewaterhouseCoopers LLP dated April 26, 2019	Filed herewith